PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management S&P(R) SMid 60 Fund JNL/Mellon Capital Management NYSE(R) International 25 Fund JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management JNL Optimized 5 Fund JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund


THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, ARE ALSO REFERRED TO IN THIS PROSPECTUS COLLECTIVELY AS THE JNL/MCM SECTOR FUNDS.

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

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                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1
         JNL/Mellon Capital Management S&P(R) SMid 60 Fund........................................................1
         JNL/Mellon Capital Management NYSE(R) International 25 Fund..............................................5
         JNL/Mellon Capital Management 25 Fund....................................................................8
         JNL/Mellon Capital Management Select Small-Cap Fund.....................................................12
         JNL/Mellon Capital Management JNL 5 Fund................................................................17
         JNL/Mellon Capital Management JNL Optimized 5 Fund......................................................21
         JNL/Mellon Capital Management VIP Fund..................................................................25
         JNL/Mellon Capital Management Communications Sector Fund................................................30
         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................34
         JNL/Mellon Capital Management Financial Sector Fund.....................................................38
         JNL/Mellon Capital Management Healthcare Sector Fund....................................................42
         JNL/Mellon Capital Management Oil & Gas Sector Fund.....................................................46
         JNL/Mellon Capital Management Technology Sector Fund....................................................50
         JNL/Mellon Capital Management DowSM 10 Fund.............................................................66
         JNL/Mellon Capital Management S&P(R) 10 Fund............................................................66
         JNL/Mellon Capital Management Global 15 Fund............................................................66
         JNL/Mellon Capital Management Nasdaq(R) 15 Fund.........................................................66
         JNL/Mellon Capital Management Value Line(R) 25 Fund.....................................................66
         JNL/Mellon Capital Management S&P(R) 24 Fund............................................................66
         More About the Funds....................................................................................72
Management of the JNL Variable Fund..............................................................................75
         Investment Adviser......................................................................................75
         Investment Sub-Adviser..................................................................................75
Administrative Fee...............................................................................................76
Classes of Shares................................................................................................76
Rule 12b-1 Plan..................................................................................................76
Investment in Fund Interests.....................................................................................78
Market Timing Policy.............................................................................................79
Disclosure of Portfolio Securities...............................................................................79
Redemption of Fund Interests.....................................................................................79
Tax Status.......................................................................................................80
         General.................................................................................................80
         Contract Owners.........................................................................................80
         Internal Revenue Service Diversification Requirements...................................................80
Returns For A Model Portfolio Using JNL/Mellon Capital Management Strategies.....................................81
Financial Highlights.............................................................................................86
Appendix A......................................................................................................A-1
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                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) SMid 60 Fund ("SMid 60 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The SMid 60 Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The SMid 60 Fund invests in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap
600") (each an "Index", collectively the "Indexes"). The 60 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, Standard & Poor's has announced will be removed from the S&P MidCap 400 and the S&P SmallCap 600, will be removed from the universe of securities from which SMid 60 Fund stocks are selected.

The 60 common stocks are chosen as follows:

     >> The Sub-Adviser begins with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 as of the Stock Selection Date;

     >> Stocks are ranked by adjusted average daily trading volume. The bottom 5% of the S&P MidCap 400 and the bottom 15% of the S&P SmallCap 600 are eliminated;

     >> The Sub-Adviser ranks the stocks in each Index by price to book value and selects the best quartile from each Index - 100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio;

     >>   The Sub-Adviser then ranks each remaining stock on three (3) factors:

          o    Cash flow to price;

          o Year to date change in return on assets; o 3-month price appreciation.

     >> The 30 stocks from each Index with the highest combined ranking on the three (3) factors set forth above are selected for the SMid 60 Fund; and

     >> The stocks selected from the S&P MidCap 400 are given twice the weight of the stocks selected from the S&P SmallCap 600.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 60 selected companies in approximately the same proportion that such stocks are then held in the SMid 60 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SMID 60 FUND. An investment in the SMid 60 Fund is not guaranteed. As with any mutual fund, the value of the SMid 60 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the SMid 60 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the SMid 60 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the SMid 60 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the SMid 60 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o NON-DIVERSIFICATION. The SMid 60 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the SMid 60 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the SMid60 Fund's total return and share price.

     o LIMITED MANAGEMENT. The SMid 60 Fund's strategy of investing in 60 companies according to criteria determined on each Stock Selection Date prevents the SMid 60 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 60 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the SMid60 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the SMid 60 Fund from taking advantage of opportunities available to other funds.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the SMid 60 Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the SMid 60 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o LICENSE TERMINATION RISK. The SMid 60 Fund relies on licenses from third parties to the SMid 60 Fund that permit the use of the intellectual property of such parties in connection with the name of the SMid 60 Fund. Such licenses may be terminated by the licensors, and as a result the SMid 60 Fund may lose its ability to use the licensed name as a part of the name of the SMid 60 Fund. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the SMid 60 Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES.  The table  below  shows  certain  expenses  you will  incur as a Fund investor,  either  directly  or  indirectly.  The  expenses  do not  reflect the expenses of the Contracts or the Separate  Account,  whichever may be applicable and the total expenses would be higher if they were included.
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SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
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                                                                                                  CLASS A
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Management/Administrative Fee                                                                      0.52%
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12b-1 Fee                                                                                          0.20%
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Other Expenses                                                                                     0.02%
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Total Annual Fund Operating Expenses                                                               0.74%
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EXPENSE  EXAMPLE.  This  example is  intended  to help you  compare  the cost of investing in the Fund with the cost of investing  in other mutual  funds.  Also, this  example  does not reflect the  expenses of the  Contracts  or the Separate
Account and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment,  assuming (1) 5%
annual  return  and  (2)  redemption  at  the  end of  each  time  period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be:

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EXPENSE EXAMPLE                                                                                  CLASS A
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1 Year                                                                                               $76
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3 Years                                                                                             $237
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ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS  AND RISKS OF THE FUND.  To  effectively  manage  cash  inflows  and outflows,  the SMid 60 Fund will  maintain  a cash  position  of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual  funds  including  an  affiliated  JNL Money  Market  Fund to the  extent permitted under the 1940 Act. The SMid 60 Fund may also invest to some degree in money market instruments.

The SAI has more information about the SMid 60 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


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JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NYSE(R) International 25 Fund ("International 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The International 25 Fund seeks to achieve its objective by investing in foreign companies. The 25 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, NYSE has announced will be removed from the NYSE International 100 IndexSM, will be removed from the universe of securities from which the International 25 Fund stocks are selected.

The International 25 Fund stocks are determined as follows:

     >> The Sub-Adviser begins with stocks that comprise the NYSE International 100 IndexSM as of the Stock Selection Date. The NYSE
          International 100 Index is comprised of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

     >>   The Sub-Adviser then ranks the remaining stocks on two (2) factors:

          o    Price to book

          o    Price to cash flow

          Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

     >> The Sub-Adviser then purchases an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two (2) factors. The Sub-Adviser may also purchase American Depository Receipts or the foreign stock.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the International 25 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the International 25 Fund to invest more than 5% of the International 25 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the International 25 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL 25 FUND. An investment in the International 25 Fund is not guaranteed. As with any mutual fund, the value of the International 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the International 25 Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The International 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the International 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the International 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The International 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the International 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the International 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the International 25 Fund from taking advantage of opportunities available to other funds.

     o FOREIGN INVESTING RISK. Because the International 25 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the International 25 Fund may be concentrated in the securities of issuers in specific foreign jurisdictions, any economic development that negatively affects such jurisdictions may have an adverse effect on issuers contained in the International 25 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the International 25 Fund's performance to fluctuate more than if it held only U.S. securities.

     o LICENSE TERMINATION RISK. The International 25 Fund relies on licenses from third parties to the International 25 Fund that permit the use of the intellectual property of such parties in connection with the name of the International 25 Fund. Such licenses may be terminated by the licensors, and as a result the International 25 Fund may lose its ability to use the licensed name as a part of the name of the International 25 Fund. Accordingly, in the event a license is terminated the name of the International 25 Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.57%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.05%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.82%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $84
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $262
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the International 25 Fund are not expected to reflect the entire NYSE nor track the movements of the NYSE.

To effectively manage cash inflows and outflows, the International 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The International 25 Fund may also invest to some degree in money market instruments.

The SAI has more information about the International 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

     o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

     o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

     o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-4.34%  14.23%  -11.69% 32.83%  21.90%  -2.93%  12.23%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.09% (4th quarter of 2003) and its lowest quarterly return was -18.33% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------- ------------------- -------------- -------------------
                                                                  1 year           5 year        Life of Fund*
----------------------------------------------------------- ------------------- -------------- -------------------
JNL/Mellon Capital Management 25 Fund (Class A)                     12.23%              9.26%          4.72%
S&P MidCap 400/Barra Value Index                                    18.79%             14.71%         13.75%
S&P 500 Index                                                       15.79%              6.19%          1.87%
----------------------------------------------------------- ------------------- -------------- -------------------

The S&P MidCap 400/Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios. The S&P
500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                    0.44%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                        0.20%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                   0.01%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                             0.65%
------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $66
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $208
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $362
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $810
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

22.21%  -3.90%  -17.68% 48.04%  12.58%  8.92%   9.48%
------  ------  ------- ------  ------  -----   -----
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                  1 year           5 year         Life of Fund*
------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Select Small-Cap Fund (Class A)      9.48%           10.34%            12.26%
Russell 2000 Index                                                18.50%           11.45%             8.98%
------------------------------------------------------------- ---------------- ---------------- ------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.44%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.65%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $66
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $208
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $362
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $810
--------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

10.75%          18.82%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.87% (4th quarter of 2006) and its lowest quarterly return was 0.46% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-------------------------------------------------------------------------- --------------------- ------------------
                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management JNL 5 Fund (Class A)                                18.82%              17.55%
S&P 500 Index                                                                     15.79%              12.56%
-------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.43%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                       0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses                                                                                  0.01%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                            0.64%
------------------------------------------------------------------------------------ -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                             $65
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                           $205
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                           $357
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                          $798
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     o    25% in The Nasdaq(R) 15 Strategy*;

     o    25% in The Value Line(R) 25 Strategy*;

     o    24% in The European 20 Strategy**;

     o    14% in The Global 15 Strategy*; and

     o    12% in The 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL Optimized 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL Optimized 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL Optimized 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In
          addition,   foreign   investing   involves  less  publicly   available
          information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The JNL Optimized 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

     o    CONCENTRATION  RISK.  For the  Nasdaq(R)  Strategy  and Value  Line(R)
          Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.51%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                            0.20%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                       0.05%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                     0.01%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                 0.77%
------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                 $79
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                               $246
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                               $428
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $954
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy**;

     o    The European 20 Strategy**;

     o    The Nasdaq(R) 15 Strategy*;

     o    The S&P 24 Strategy*;

     o    The Select Small-Cap Strategy*; and

     o    The Value Line(R) 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

**   The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

     o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

     o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the VIP Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the VIP Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the VIP Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

9.78%           12.08%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 7.06% (4th quarter of 2006) and its lowest quarterly return was -2.41% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management VIP Fund (Class A)                                  12.08%               14.92%
S&P 500 Index                                                                     15.79%               12.51%
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.45%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                     0.04%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               0.69%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                 $70
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $221
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $384
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                              $859
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-26.97% -47.46% -45.60% 33.02%  17.67%  0.96%   36.12%
------- ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                    1 year           5 year         Life of Fund*
--------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Communications Sector Fund
(Class A)                                                            36.12%            3.19%             -5.06%
Dow Jones US Telecommunications Index                                32.47%           -1.42%             -9.34%
--------------------------------------------------------------- ---------------- ---------------- ------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                     0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                         0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                    0.03%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                              0.75%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------ ----------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
1 Year                                                                                           $77
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
3 Years                                                                                         $240
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
5 Years                                                                                         $417
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
10 Years                                                                                        $930
------------------------------------------------------------------------------------ ----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

7.96%   -8.63%  5.94%   20.88%  10.08%  -2.41%  13.44%
-----   ------  -----   ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 12.82% (4th quarter of 2004) and its lowest quarterly return was -15.22% (1st quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------- -------------------- ------------------- ------------------
                                                            1 year               5 year          Life of Fund*
----------------------------------------------------- -------------------- ------------------- ------------------
JNL/Mellon Capital Management Consumer Brands
Sector Fund (Class A)                                       13.44%               6.73%               3.62%
Dow Jones US Consumer, Cyclical Index                       13.29%               3.99%               0.84%
----------------------------------------------------- -------------------- ------------------- ------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.52%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.75%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $77
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $240
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $417
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $930
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

27.31%  -11.56% -14.06% 33.30%  13.48%  6.11%   18.68%
------  ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- ------------- ------------ ----------------
                                                                          1 year       5 year      Life of Fund*
---------------------------------------------------------------------- ------------- ------------ ----------------
JNL/Mellon Capital Management Financial Sector Fund (Class A)              18.68%        10.35%         6.94%
Dow Jones US Financial Index                                               16.27%         7.94%         5.47%
---------------------------------------------------------------------- ------------- ------------ ----------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                      0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                          0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                     0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                               0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                             $77
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $240
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $417
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $930
-------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

39.63%  -6.84%  -30.62% 28.33%  3.46%   7.61%   6.19%
------  ------  ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 17.07% (3rd quarter of 2003) and its lowest quarterly return was -18.72% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- -------------- ------------ -----------------
                                                                          1 year        5 year      Life of Fund*
---------------------------------------------------------------------- -------------- ------------ -----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class A)             6.19%         1.03%          3.91%
Dow Jones US Healthcare Index                                              5.35%         1.35%          2.32%
---------------------------------------------------------------------- -------------- ------------ -----------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.50%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.73%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $75
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                           $233
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                           $406
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                          $906
--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

45.18%  -25.49% -3.51%  31.81%  33.33%  36.79%  20.79%
------  ------- ------  ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 20.22% (3rd quarter of 2005) and its lowest quarterly return was -23.51% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------- ---------------------- --------------------- ----------------------
                                                       1 year                 5 year             Life of Fund*
----------------------------------------------- ---------------------- --------------------- ----------------------
JNL/Mellon Capital Management Oil & Gas
Sector Fund (Class A)                                   20.79%                22.85%                 16.36%
Dow Jones US Oil & Gas Index                            20.99%                16.60%                 11.55%
----------------------------------------------- ---------------------- --------------------- ----------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Oil
& Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                    0.45%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                        0.20%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                   0.03%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                             0.68%
-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $69
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $218
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $379
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $847
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-20.86% -44.83% -37.20% 45.26%  1.14%   2.43%   9.36%
------- ------- ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------ --------------------- --------------------- --------------------
                                                        1 year                5 year            Life of Fund*
------------------------------------------------ --------------------- --------------------- --------------------
JNL/Mellon Capital Management Technology
Sector Fund (Class A)                                    9.36%                 0.66%                -4.75%
Dow Jones US Technology Index                            9.42%                 0.95%                -5.10%
------------------------------------------------ --------------------- --------------------- --------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                       0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                           0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                      0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                                0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                               $77
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $240
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $417
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $930
---------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.

The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. The 15 stocks with the lowest sums are selected for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 15 Fund.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Nasdaq 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Nasdaq15 Fund invests, and may not favor equity securities at all.

     o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on each Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

     o VALUE INVESTING RISK. The Fund is subject to value investing risk. The criteria used to assess an issuer's value may not be correct. Furthermore, a particular risk of value investing is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Fund's relative performance may suffer.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by the Sub-Adviser, Mellon Capital Management, based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.

The 25 stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o Next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o The numerical ranks achieved by each company in the above step are added; and

     o    The 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Value Line 25 Fund.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Value Line 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Value Line 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Value Line 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 INDEX(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually on each Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 24 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 24 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 24 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes. There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified". With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P(R) 24 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.

The performance of the S&P(R) 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND, THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - JNL/MCM SECTOR FUNDS ONLY. The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

NYSE INTERNATIONAL 100 INDEXSM. The NYSE International 100 IndexSM is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 IndexSM assumes that all dividends received during a year are reinvested on a daily basis.

S&P 1000 INDEXSM. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index.

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management NYSE(R) International 25 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management NYSE(R) International 25 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of, the VIP Fund, the JNL 5 Fund, the Optimized 5 Fund, , the SMid 60 Fund, and the International 25 Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index, the NYSE International 100 Index, the S&P 1000 Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

     o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.

     o That the asset level for each model portfolio remained static with no inflows or outflows.

     o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

     o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

     o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

     o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

     o An investment strategy may not become fully invested until five business days into a calendar year.

     o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

     o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


-------------------------------------------------------------------------------------------------------------------------
                                                         JNL Optimized 5                           NYSE(R) International
              JNL 5 Strategy         VIP Strategy            Strategy        S&P SMid 60 Strategy      25 Strategy
-------------------------------------------------------------------------------------------------------------------------


                      Hypothetical Returns             Hypothetical Returns      Hypothetical          Hypothetical
                          (1987-2004)                      (1987-2006)             Returns               Returns
                     Historical Performance                                      (1995-2006)           (1996-2006)
                          (2005-2006)
                The funds commenced operations         The funds commenced     The fund commenced    The fund commenced
                         on 10/04/2004                    operations on          operations on         operations on
                                                            5/01/2006               4/30/2007             4/30/2007
-------------------------------------------------------------------------------------------------------------------------
   1987           13.05%                16.53%                18.70%                  -%                    -%
   1988           26.55%                14.98%                14.86%                  -%                    -%
   1989           26.77%                33.59%                35.07%                  -%                    -%
   1990           -4.23%                -2.22%                -0.82%                  -%                    -%
   1991           37.48%                50.16%                52.69%                  -%                    -%
   1992           16.65%                2.44%                 7.65%                   -%                    -%
   1993           32.53%                21.11%                31.62%                  -%                    -%
   1994           0.20%                 2.06%                 1.21%                   -%                    -%
   1995           30.99%                46.00%                39.66%                37.66%                  -%
   1996           22.73%                28.29%                30.24%                20.62%                22.82%
   1997           22.00%                28.96%                29.30%                28.82%                27.10%
   1998           19.24%                53.09%                59.16%                9.53%                 23.92%
   1999           11.75%                51.49%                56.24%                17.30%                52.90%
   2000           4.87%                 0.97%                 -7.88%                19.34%                9.99%
   2001           -2.10%                -8.76%                -9.26%                23.03%               -14.40%
   2002          -12.08%               -12.57%               -16.43%                -5.75%               -17.38%
   2003           34.46%                32.12%                39.16%                55.86%                42.20%
   2004           21.23%                16.70%                21.06%                17.66%                23.05%
          =============================================
   2005           10.75%                9.78%                 12.92%                7.23%                 15.89%
   2006           18.82%                12.08%                17.97%                12.61%                29.40%
-------------------------------------------------------------------------------------------------------------------------
              2 Year Historical Annualized Returns
                          (2005-2006)
          ---------------------------------------------
                  14.71%                10.92%
-------------------------------------------------------
            18 Year Hypothetical Annualized Returns
                          (1987-2004)
          ---------------------------------------------
                  15.89%                19.07%
-------------------------------------------------------
                   20 Year Annualized Returns
             (Combined hypothetical and historical       20 Year Annualized   12 Year Annualized    11 Year Annualized
                            returns)                    Hypothetical Returns  Hypothetical Return   Hypothetical Return
                          (1987-2006)                      (1987-2006)           (1995-2006)           (1996-2006)
-------------------------------------------------------------------------------------------------------------------------
                  15.77%                18.23%                19.73%                19.43%                17.76%
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
            S&P(R) 500 Index      S&P 1000 Index    NYSE International
                                   100 IndexSM
----------------------------------------------------------------------
   1987          5.11%                -%                  -%
   1988         16.65%                -%                  -%
   1989         31.54%                -%                  -%
   1990         -3.16%                -%                  -%
   1991         30.56%                -%                  -%
   1992          7.72%                -%                  -%
   1993         10.01%                -%                  -%
   1994          1.30%                -%                  -%
   1995         37.50%              30.69%                -%
   1996         23.11%              19.85%              18.50%
   1997         33.29%              30.26%              19.20%
   1998         28.70%              13.20%              22.64%
   1999         21.07%              14.11%              41.93%
   2000         -9.18%              15.86%             -20.67%
   2001         -11.91%             1.45%              -21.13%
   2002         -22.10%            -14.54%             -19.14%
   2003         28.72%              36.61%              37.58%
   2004         10.88%              18.39%              16.25%
   2005          4.91%              10.93%              11.22%
   2006         15.79%              11.89%              24.49%
----------------------------------------------------------------------

           2 Year Annualized
                Returns
              (2005-2006)
          --------------------
                10.22%
          --------------------

           18 Year Annualized
               Returns
              (1987-2004)
          --------------------
                11.97%
          --------------------

           20 Year Annualized  12 Year Annualized  11 Year Annualized
               Returns             Return              Return
              (1987-2006)        (1995-2006)         (1996-2006)
----------------------------------------------------------------------
                11.79%              14.94%              9.65%
----------------------------------------------------------------------

NOTE: The treatment of dividends in the performance calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows
(including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The JNL 5 Strategy, the VIP Strategy, the SMid 60 Strategy, the International 25 Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2)  The hypothetical  total return shown does not take into  consideration  any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              $12.59        $0.26        $1.28      $1.54            $ -             $ -        $14.13
        12/31/2005               12.97         0.21        (0.59)     (0.38)             -               -         12.59
        12/31/2004               10.64         0.02         2.31       2.33              -               -         12.97
        12/31/2003                8.01         0.12         2.51       2.63              -               -         10.64
        12/31/2002                9.07        (0.10)       (0.96)     (1.06)             -               -          8.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                4.44         0.12         1.48       1.60          (0.06)          (0.10)         5.88
        12/31/2005                4.93         0.21        (0.16)      0.05          (0.11)          (0.43)         4.44
        12/31/2004                4.19         0.09         0.65       0.74              -               -          4.93
        12/31/2003                3.15         0.02         1.02       1.04              -               -          4.19
        12/31/2002                5.79         0.01        (2.65)     (2.64)             -               -          3.15

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006               11.22         0.05         1.46       1.51          (0.01)          (0.18)        12.54
        12/31/2005               11.79         0.01        (0.29)     (0.28)         (0.01)          (0.28)        11.22
        12/31/2004               10.71         0.02         1.06       1.08              -               -         11.79
        12/31/2003                8.86         0.08         1.77       1.85              -               -         10.71
        12/31/2002                9.42         0.02        (0.58)     (0.56)             -               -          8.86

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              12.23 %    $732,813          53%       0.65%         1.93%
        12/31/2005               (2.93)     547,809          68        0.65          2.25
        12/31/2004                21.90     411,674          42        0.67          1.74
        12/31/2003                32.83     164,658          33        0.81          4.11
        12/31/2002              (11.69)      37,479          36        0.82          2.05

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                36.12      55,926         117        0.75          2.18
        12/31/2005                 0.96      13,529          56        0.73          3.71
        12/31/2004                17.67      17,306          48        0.74          2.33
        12/31/2003                33.02       8,244         149        0.91          0.46
        12/31/2002              (45.60)       6,104          51        0.89          0.15

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006                13.44      23,575          23        0.75          0.42
        12/31/2005               (2.41)      18,615          16        0.73          0.11
        12/31/2004                10.08      15,128          47        0.74          0.14
        12/31/2003                20.88      10,764         168        0.91          0.72
        12/31/2002               (5.94)       9,466          29        0.89          0.39

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006              $13.71        $0.29        $2.27      $2.56        $(0.15)         $(0.10)       $16.02
        12/31/2005               13.12         0.20         0.60       0.80         (0.15)          (0.06)        13.71
        12/31/2004               11.57         0.19         1.37       1.56         (0.01)              -         13.12
        12/31/2003                8.68         0.11         2.78       2.89              -               -        11.57
        12/31/2002               10.10         0.07        (1.49)     (1.42)             -               -         8.68

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006               12.47         0.09         0.68       0.77         (0.06)          (0.29)       12.89
        12/31/2005               11.67         0.04         0.85       0.89         (0.03)          (0.06)       12.47
        12/31/2004               11.28         0.05         0.34       0.39              -               -       11.67
        12/31/2003                8.79        (0.03)        2.52       2.49              -               -       11.28
        12/31/2002               12.67        (0.03)       (3.85)     (3.88)             -               -        8.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006               12.08         0.25         2.03       2.28         (0.04)          (0.01)       14.31
        12/31/2005               10.91         0.09         1.08       1.17              -               -       12.08
    10/04(A)-12/31/2004          10.00         0.03         0.91       0.94         (0.03)              -        10.91

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006             $18.68 %     $68,536          27%       0.75%         1.99%
        12/31/2005                 6.11      38,586          13        0.73          2.10
        12/31/2004                13.48      29,318           5        0.74          1.88
        12/31/2003                33.30      17,965         162        0.91          1.06
        12/31/2002              (14.06)      14,184          25        0.89          0.70

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006                 6.19      86,404          22        0.73          0.74
        12/31/2005                 7.61      79,231          20        0.72          0.64
        12/31/2004                 3.46      48,625           7        0.74          0.58
        12/31/2003                28.33      23,634         145        0.91          0.27
        12/31/2002              (30.62)      18,280          44        0.89         (0.28)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006                18.82   3,739,161          32        0.64          1.87
        12/31/2005                10.75   1,264,000          13        0.65          1.69
    10/04(A)-12/31/2004            9.37      87,331           9        0.72          2.44

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006        $10.00        $0.08        $0.75      $0.83       $(0.04)          $0.00  (E)    $ 10.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
        12/31/2006               25.21         0.23         5.02       5.25        (0.11)          (1.36)          28.99
        12/31/2005               18.84         0.09         6.84       6.93        (0.04)          (0.52)          25.21
        12/31/2004               14.13         0.09         4.62       4.71            -               -           18.84
        12/31/2003               10.72         0.08         3.33       3.41            -               -           14.13
        12/31/2002               11.11         0.05        (0.44)     (0.39)           -               -           10.72

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006         8.34 %     $94,219          2%       0.76%         1.19%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL % GAS SECTOR FUND

Class A
        12/31/2006               20.79      300,626          37        0.68          0.83
        12/31/2005               36.79      181,807          34        0.68          0.82
        12/31/2004               33.33       60,910          44        0.73          0.90
        12/31/2003               31.81        9,136         141        0.91          0.65
        12/31/2002               (3.51)       7,408          53        0.89          0.42

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006              $21.73       $(0.09)       $2.15      $2.06            $ -             $ -        $23.79
        12/31/2005               19.95        (0.06)        1.84       1.78              -               -         21.73
        12/31/2004               17.72            -         2.23       2.23              -               -         19.95
        12/31/2003               11.97        (0.05)        5.80       5.75              -               -         17.72
        12/31/2002               14.54         0.11        (2.68)     (2.57)             -               -         11.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                6.27        (0.01)        0.60       0.59              -           (0.02)         6.84
        12/31/2005                6.20        (0.02)        0.17       0.15          (0.06)          (0.02)         6.27
        12/31/2004                6.13         0.08        (0.01)      0.07              -               -          6.20
        12/31/2003                4.22        (0.04)        1.95       1.91              -               -          6.13
        12/31/2002                6.72        (0.03)       (2.47)     (2.50)             -               -          4.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006               12.15         0.12         1.35       1.47          (0.03)          (0.03)        13.56
        12/31/2005               11.10         0.05         1.04       1.09              -           (0.04)        12.15
    10/04(A)-12/31/2004          10.00         0.02         1.10       1.12          (0.02)              -         11.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006                $9.48 %  $722,069          91        0.65%        (0.40)%
        12/31/2005                 8.92     546,818          72        0.65          0.32
        12/31/2004                12.58     356,230          74        0.67          0.03
        12/31/2003                48.04     170,156          39        0.81         (0.12)
        12/31/2002               (17.68)     38,583          63        0.83          1.02

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                 9.36      62,827          39        0.75         (0.10)
        12/31/2005                 2.43      47,194          30        0.73         (0.15)
        12/31/2004                 1.14      37,014           8        0.74          1.81
        12/31/2003                45.26      20,434         156        0.91         (0.65)
        12/31/2002               (37.20)     14,515          32        0.89         (0.80)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006                12.08     430,362          53        0.69          0.92
        12/31/2005                 9.78     235,320          20        0.71          0.75
    10/04(A)-12/31/2004           11.17      22,124          56        0.76          1.26

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management
Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon
     Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the
     JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA; o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 FunD or the JNL/Mellon Capital
Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/MelloN Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, in the JNL/Mellon Capital Management VIP Fund and JNL/Mellon CapitaL Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York StocK Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoteD by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) InternationaL 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                           File No.:  811-09121


--------

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* The Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management VIP Fund.

                                   PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of two groups - JNL/Mellon Capital Management Funds and Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT FUNDS
         JNL/Mellon Capital Management DowSM 10 Fund
         JNL/Mellon Capital Management S&P(R) 10 Fund
         JNL/Mellon Capital Management Global 15 Fund
         JNL/Mellon Capital Management Nasdaq(R) 15 Fund
         JNL/Mellon Capital Management Value Line(R) 25 Fund
         JNL/Mellon Capital Management DowSM Dividend Fund
         JNL/Mellon Capital Management S&P(R) 24 Fund

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management S&P(R) SMid 60 Fund JNL/Mellon Capital Management NYSE(R) International 25 Fund JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management JNL Optimized 5 Fund JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund


THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, ARE ALSO REFERRED TO IN THIS PROSPECTUS COLLECTIVELY AS THE JNL/MCM SECTOR FUNDS.

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

                      (This page intentionally left blank.)



                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1
         JNL/Mellon Capital Management DowSM 10 Fund..............................................................1
         JNL/Mellon Capital Management S&P(R) 10 Fund.............................................................5
         JNL/Mellon Capital Management Global 15 Fund.............................................................9
         JNL/Mellon Capital Management Nasdaq(R) 15 Fund.........................................................13
         JNL/Mellon Capital Management Value Line(R) 25 Fund.....................................................17
         JNL/Mellon Capital Management DowSM Dividend Fund.......................................................21
         JNL/Mellon Capital Management S&P(R) 24 Fund............................................................25
         JNL/Mellon Capital Management S&P(R) SMid 60 Fund.......................................................29
         JNL/Mellon Capital Management NYSE(R) International 25 Fund.............................................33
         JNL/Mellon Capital Management 25 Fund...................................................................36
         JNL/Mellon Capital Management Select Small-Cap Fund.....................................................40
         JNL/Mellon Capital Management JNL 5 Fund................................................................45
         JNL/Mellon Capital Management JNL Optimized 5 Fund......................................................49
         JNL/Mellon Capital Management VIP Fund..................................................................53
         JNL/Mellon Capital Management Communications Sector Fund................................................58
         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................62
         JNL/Mellon Capital Management Financial Sector Fund.....................................................66
         JNL/Mellon Capital Management Healthcare Sector Fund....................................................70
         JNL/Mellon Capital Management Oil & Gas Sector Fund.....................................................74
         JNL/Mellon Capital Management Technology Sector Fund....................................................78
         More About the Funds....................................................................................82
Management of the JNL Variable Fund..............................................................................86
         Investment Adviser......................................................................................86
         Investment Sub-Adviser..................................................................................86
Administrative Fee...............................................................................................88
Classes of Shares................................................................................................88
Rule 12b-1 Plan..................................................................................................88
Investment in Fund Interests.....................................................................................89
Market Timing Policy.............................................................................................90
Disclosure of Portfolio Securities...............................................................................90
Redemption of Fund Interests.....................................................................................90
Tax Status.......................................................................................................91
         General.................................................................................................91
         Contract Owners.........................................................................................91
         Internal Revenue Service Diversification Requirements...................................................91
Returns For A Model Portfolio Using JNL/Mellon Capital Management Strategies.....................................92
Financial Highlights.............................................................................................98
Appendix A......................................................................................................A-1

                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

         o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

5.15%   -2.83%  -9.87%  25.75%  2.87%   -5.67%  29.56%
-----   ------  ------  ------  -----   ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.20% (2nd quarter of 2003) and its lowest quarterly return was -21.44% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------- -------------- ------------ -------------------
                                                                       1 year        5 year       Life of Fund*
------------------------------------------------------------------- -------------- ------------ -------------------
------------------------------------------------------------------- -------------- ------------ -------------------
JNL/Mellon Capital Management DowSM 10 Fund (Class A)                   29.56%             7.33%        3.25%
Dow Jones Industrial Average                                            19.04%             6.80%        3.59%
------------------------------------------------------------------- -------------- ------------ -------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.44%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.03%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.67%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $68
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $214
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $373
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $835
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

8.23%   -21.39% -18.07% 18.94%  17.67%  37.26%  4.66%
-----   ------- ------- ------  ------  ------  -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 18.16% (3rd quarter of 2000) and its lowest quarterly return was -15.99% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------- ----------------- --------------- -----------------
                                                                      1 year           5 year       Life of Fund*
---------------------------------------------------------------- ----------------- --------------- -----------------
JNL/Mellon Capital Management S&P(R) 10 Fund (Class A)                  4.66%           10.48%           6.02%
S&P 500 Index                                                          15.79%            6.19%           1.87%
---------------------------------------------------------------- ----------------- --------------- -----------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------- -------------------------------
                                                                                               CLASS A
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Management/Administrative Fee                                                                    0.44%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
12b-1 Fee                                                                                        0.20%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Other Expenses                                                                                   0.01%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Total Annual Fund Operating Expenses                                                             0.65%
----------------------------------------------------------------------------------- -------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                               $66
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                             $208
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                             $362
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                            $810
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

-2.78%  -0.69%  -13.82% 33.16%  28.11%  10.19%  40.11%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 26.20% (2nd quarter of 2003) and its lowest quarterly return was -17.20% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------- ---------------- ------------- -------------------
                                                                     1 year          5 year       Life of Fund*
---------------------------------------------------------------- ---------------- ------------- -------------------
JNL/Mellon Capital Management Global 15 Fund (Class A)                40.11%         17.79%          9.47%
MSCI DTR World IndexSM                                                20.13%          9.97%          3.68%
---------------------------------------------------------------- ---------------- ------------- -------------------

The MSCI DTR World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI DTR World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States.
* The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ----------------------------
                                                                                                 CLASS A
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                     0.49%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                              0.70%
-------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $72
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $224
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $390
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $871
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.

The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. The 15 stocks with the lowest sums are selected for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 15 Fund.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Nasdaq 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Nasdaq15 Fund invests, and may not favor equity securities at all.

     o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on each Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

     o VALUE INVESTING RISK. The Fund is subject to value investing risk. The criteria used to assess an issuer's value may not be correct. Furthermore, a particular risk of value investing is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Fund's relative performance may suffer.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

-1.01%          4.65%
------          -----
2005            2006

During the period covered, the Fund's highest quarterly return was 8.73% (3rd quarter of 2006) and its lowest quarterly return was 8.56% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund (Class A)                          4.65%                5.41%
Nasdaq 100 Index                                                                   7.30%               21.61%
--------------------------------------------------------------------------- -------------------- -------------------

The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.
* The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- -------------------------
                                                                                                CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                   0.52%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                       0.20%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                  0.04%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                            0.76%
--------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $78
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $243
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $422
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $942
--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by the Sub-Adviser, Mellon Capital Management, based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.

The 25 stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o Next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o The numerical ranks achieved by each company in the above step are added; and

     o    The 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Value Line 25 Fund.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Value Line 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Value Line 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Value Line 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

38.80%          -1.38%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 15.46% (3rd quarter of 2005) and its lowest quarterly return was 6.29% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------------- -------------------- ------------------
                                                                                   1 year           Life of Fund*
---------------------------------------------------------------------------- -------------------- ------------------
JNL/Mellon Capital Management Value Line(R) 25 Fund (Class A)                      -1.38%              22.18%
S&P 500 Index                                                                      15.79%              12.51%
---------------------------------------------------------------------------- -------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.44%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                       0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses                                                                                  0.15%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                            0.79%
------------------------------------------------------------------------------------ -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                               CLASS A
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                           $81
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                         $252
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                         $439
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                        $978
---------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund ("Dow Dividend Fund") is to provide the potential for an above-average total return.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book. The 20 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

The 20 common stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the Sub-Adviser selects only those stocks having at least $11 million of average daily trading volume (this dollar threshold will be adjusted by 10% annually).

     o Next, the Sub-Adviser ranks the remaining stocks by the following two factors:

     o Greatest change in return on assets of the last fiscal year compared to the prior year. An increase in return on assets generally indicates improving business fundamentals.

     o Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

     o The Sub-Adviser then selects an approximately equal-weighted portfolio of the 20 stocks with the best overall ranking on the above two factors for the Dow Dividend Fund.

Companies which, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which the Dow Dividend Fund stocks are selected.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 20 selected companies in approximately the same proportion that such stocks are then held in the Dow Dividend Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE DOW DIVIDEND FUND. An investment in the Dow Dividend Fund is not guaranteed. As with any mutual fund, the value of the Dow Dividend Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow Dividend Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow Dividend Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow Dividend Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow Dividend Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow Dividend Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow Dividend Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow Dividend Fund's total return and share price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The Dow Dividend Fund's strategy of investing in 20 companies according to criteria determined on each Stock Selection Date prevents the Dow Dividend Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 20 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow Dividend Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow Dividend Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow Dividend Fund involves selecting common stocks of issuers that have experienced certain rates of growth in assets and a lower, but positive price-to-book ratio. There can be no assurance that the issuers whose stocks are selected will continue to experience a growth in assets.

     o INDUSTRY CONCENTRATION RISK. Because the Dow Dividend Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o UTILITY INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may considered to be concentrated in the utility industry. General problems of such issuers include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

          Utility companies are subject to extensive regulation at the federal and state levels in the United States. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers. In 2001, two California public utilities were threatened with involuntary bankruptcy proceedings by their creditors, and one of these utilities filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

     o FINANCIAL INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may be concentrated in the financial industry. The Fund's performance may be closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.47%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.03%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Acquired Fund Fees and Expenses*                                                                   0.01%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.71%
----------------------------------------------------------------------------------------- -------------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $73
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $227
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $395
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $883
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Dow Dividend Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow Dividend Fund may also invest to some degree in money market instruments.

The performance of the Dow Dividend Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital
Management Funds" in this prospectus have more information about the Dow Dividend Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 Index(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually on each Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 24 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 24 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 24 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes. There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified". With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                     0.02%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Acquired Fund Fees and Expenses*                                                                   0.01%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               0.75%
--------------------------------------------------------------------------------------- --------------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                                $77
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $240
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $417
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $930
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P(R) 24 Fund will maintain a cash positioN of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.

The performance of the S&P(R) 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) SMid 60 Fund ("SMid 60 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The SMid 60 Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The SMid 60 Fund invests in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap
600") (each an "Index", collectively the "Indexes"). The 60 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, Standard & Poor's has announced will be removed from the S&P MidCap 400 and the S&P SmallCap 600, will be removed from the universe of securities from which SMid 60 Fund stocks are selected.

The 60 common stocks are chosen as follows:

     >> The Sub-Adviser begins with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 as of the Stock Selection Date;

     >> Stocks are ranked by adjusted average daily trading volume. The bottom 5% of the S&P MidCap 400 and the bottom 15% of the S&P SmallCap 600 are eliminated;

     >> The Sub-Adviser ranks the stocks in each Index by price to book value and selects the best quartile from each Index - 100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio;

     >>   The Sub-Adviser then ranks each remaining stock on three (3) factors:

          o    Cash flow to price;

          o    Year  to date  change  in  return  on  assets;

          o    3-month price appreciation.

     >> The 30 stocks from each Index with the highest combined ranking on the three (3) factors set forth above are selected for the SMid 60 Fund; and

     >> The stocks selected from the S&P MidCap 400 are given twice the weight of the stocks selected from the S&P SmallCap 600.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 60 selected companies in approximately the same proportion that such stocks are then held in the SMid 60 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SMID 60 FUND. An investment in the SMid 60 Fund is not guaranteed. As with any mutual fund, the value of the SMid 60 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the SMid 60 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the SMid 60 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the SMid 60 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the SMid 60 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o NON-DIVERSIFICATION. The SMid 60 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the SMid 60 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the SMid60 Fund's total return and share price.

     o LIMITED MANAGEMENT. The SMid 60 Fund's strategy of investing in 60 companies according to criteria determined on each Stock Selection Date prevents the SMid 60 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 60 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the SMid60 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the SMid 60 Fund from taking advantage of opportunities available to other funds.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the SMid 60 Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the SMid 60 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o LICENSE TERMINATION RISK. The SMid 60 Fund relies on licenses from third parties to the SMid 60 Fund that permit the use of the intellectual property of such parties in connection with the name of the SMid 60 Fund. Such licenses may be terminated by the licensors, and as a result the SMid 60 Fund may lose its ability to use the licensed name as a part of the name of the SMid 60 Fund. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the SMid 60 Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.52%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.02%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.74%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $76
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $237
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the SMid 60 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The SMid 60 Fund may also invest to some degree in money market instruments.

The SAI has more information about the SMid 60 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NYSE(R) International 25 Fund ("International 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The International 25 Fund seeks to achieve its objective by investing in foreign companies. The 25 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, NYSE has announced will be removed from the NYSE International 100 IndexSM, will be removed from the universe of securities from which the International 25 Fund stocks are selected.

The International 25 Fund stocks are determined as follows:

     >> The Sub-Adviser begins with stocks that comprise the NYSE International 100 IndexSM as of the Stock Selection Date. The NYSE
          International 100 Index is comprised of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

     >>   The Sub-Adviser then ranks the remaining stocks on two (2) factors:

          o    Price to book

          o    Price to cash flow

          Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

     >> The Sub-Adviser then purchases an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two (2) factors. The Sub-Adviser may also purchase American Depository Receipts or the foreign stock.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the International 25 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the International 25 Fund to invest more than 5% of the International 25 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the International 25 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL 25 FUND. An investment in the International 25 Fund is not guaranteed. As with any mutual fund, the value of the International 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the International 25 Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The International 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the International 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the International 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The International 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the International 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the International 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the International 25 Fund from taking advantage of opportunities available to other funds.

     o FOREIGN INVESTING RISK. Because the International 25 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the International 25 Fund may be concentrated in the securities of issuers in specific foreign jurisdictions, any economic development that negatively affects such jurisdictions may have an adverse effect on issuers contained in the International 25 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the International 25 Fund's performance to fluctuate more than if it held only U.S. securities.

     o LICENSE TERMINATION RISK. The International 25 Fund relies on licenses from third parties to the International 25 Fund that permit the use of the intellectual property of such parties in connection with the name of the International 25 Fund. Such licenses may be terminated by the licensors, and as a result the International 25 Fund may lose its ability to use the licensed name as a part of the name of the International 25 Fund. Accordingly, in the event a license is terminated the name of the International 25 Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.57%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.05%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.82%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $84
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $262
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the International 25 Fund are not expected to reflect the entire NYSE nor track the movements of the NYSE.

To effectively manage cash inflows and outflows, the International 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The International 25 Fund may also invest to some degree in money market instruments.

The SAI has more information about the International 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

     o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

     o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

     o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A
                                [OBJECT OMITTED]

-4.34%  14.23%  -11.69% 32.83%  21.90%  -2.93%  12.23%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.09% (4th quarter of 2003) and its lowest quarterly return was -18.33% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------- ------------------- -------------- -------------------
                                                                  1 year           5 year        Life of Fund*
----------------------------------------------------------- ------------------- -------------- -------------------
JNL/Mellon Capital Management 25 Fund (Class A)                     12.23%              9.26%          4.72%
S&P MidCap 400/Barra Value Index                                    18.79%             14.71%         13.75%
S&P 500 Index                                                       15.79%              6.19%          1.87%
----------------------------------------------------------- ------------------- -------------- -------------------

The S&P MidCap 400/Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios. The S&P
500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                    0.44%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                        0.20%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                   0.01%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                             0.65%
------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $66
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $208
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $362
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $810
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

22.21%  -3.90%  -17.68% 48.04%  12.58%  8.92%   9.48%
------  ------  ------- ------  ------  -----   -----
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                  1 year           5 year         Life of Fund*
------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Select Small-Cap Fund (Class A)      9.48%           10.34%            12.26%
Russell 2000 Index                                                18.50%           11.45%             8.98%
------------------------------------------------------------- ---------------- ---------------- ------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.44%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.65%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $66
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $208
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $362
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $810
--------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

10.75%          18.82%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.87% (4th quarter of 2006) and its lowest quarterly return was 0.46% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-------------------------------------------------------------------------- --------------------- ------------------
                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management JNL 5 Fund (Class A)                                18.82%              17.55%
S&P 500 Index                                                                     15.79%              12.56%
-------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.43%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                       0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses                                                                                  0.01%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                            0.64%
------------------------------------------------------------------------------------ -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                             $65
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                           $205
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                           $357
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                          $798
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     o    25% in The Nasdaq(R) 15 Strategy*;

     o    25% in The Value Line(R) 25 Strategy*;

     o    24% in The European 20 Strategy**;

     o    14% in The Global 15 Strategy*; and

     o    12% in The 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL Optimized 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL Optimized 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL Optimized 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In
          addition,   foreign   investing   involves  less  publicly   available
          information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The JNL Optimized 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

     o    CONCENTRATION  RISK.  For the  Nasdaq(R)  Strategy  and Value  Line(R)
          Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.51%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                            0.20%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                       0.05%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                     0.01%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                 0.77%
------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                 $79
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                               $246
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                               $428
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $954
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy**;

     o    The European 20 Strategy**;

     o    The Nasdaq(R) 15 Strategy*;

     o    The S&P 24 Strategy*;

     o    The Select Small-Cap Strategy*; and

     o    The Value Line(R) 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

**   The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

     o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

     o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the VIP Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the VIP Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the VIP Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

9.78%           12.08%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 7.06% (4th quarter of 2006) and its lowest quarterly return was -2.41% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management VIP Fund (Class A)                                  12.08%               14.92%
S&P 500 Index                                                                     15.79%               12.51%
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.45%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                     0.04%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               0.69%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                 $70
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $221
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $384
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                              $859
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-26.97% -47.46% -45.60% 33.02%  17.67%  0.96%   36.12%
------- ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                    1 year           5 year         Life of Fund*
--------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Communications Sector Fund
(Class A)                                                            36.12%            3.19%             -5.06%
Dow Jones US Telecommunications Index                                32.47%           -1.42%             -9.34%
--------------------------------------------------------------- ---------------- ---------------- ------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                     0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                         0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                    0.03%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                              0.75%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------ ----------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
1 Year                                                                                           $77
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
3 Years                                                                                         $240
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
5 Years                                                                                         $417
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
10 Years                                                                                        $930
------------------------------------------------------------------------------------ ----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

7.96%   -8.63%  -5.94%  20.88%  10.08%  -2.41%  13.44%
-----   ------  ------  ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 12.82% (4th quarter of 2004) and its lowest quarterly return was -15.22% (1st quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------- -------------------- ------------------- ------------------
                                                            1 year               5 year          Life of Fund*
----------------------------------------------------- -------------------- ------------------- ------------------
JNL/Mellon Capital Management Consumer Brands
Sector Fund (Class A)                                       13.44%               6.73%               3.62%
Dow Jones US Consumer, Cyclical Index                       13.29%               3.99%               0.84%
----------------------------------------------------- -------------------- ------------------- ------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.52%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.75%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $77
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $240
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $417
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $930
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

27.31%  -11.56% -14.06% 33.30%  13.48%  6.11%   18.68%
------  ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- ------------- ------------ ----------------
                                                                          1 year       5 year      Life of Fund*
---------------------------------------------------------------------- ------------- ------------ ----------------
JNL/Mellon Capital Management Financial Sector Fund (Class A)              18.68%           10.35%      6.94%
Dow Jones US Financial Index                                               16.27%            7.94%      5.47%
---------------------------------------------------------------------- ------------- ------------ ----------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                      0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                          0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                     0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                               0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                             $77
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $240
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $417
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $930
-------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

39.63%  -6.84%  -30.62% 28.33%  3.46%   7.61%   6.19%
------  ------  ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 17.07% (3rd quarter of 2003) and its lowest quarterly return was -18.72% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- -------------- ------------ -----------------
                                                                          1 year        5 year      Life of Fund*
---------------------------------------------------------------------- -------------- ------------ -----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class A)             6.19%         1.03%          3.91%
Dow Jones US Healthcare Index                                              5.35%         1.35%          2.32%
---------------------------------------------------------------------- -------------- ------------ -----------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.50%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.73%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $75
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                           $233
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                           $406
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                          $906
--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

45.18%  -25.49% -3.51%  31.81%  33.33%  36.79%  20.79%
------  ------- ------  ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.22% (3rd quarter of 2005) and its lowest quarterly return was -23.51% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------- ------------------- ------------------ ----------------
                                                                  1 year             5 year         Life of Fund*
----------------------------------------------------------- ------------------- ------------------ ----------------
JNL/Mellon Capital Management Oil & Gas Sector Fund
(Class A)                                                           20.79%           22.85%             16.36%
Dow Jones US Oil & Gas Index                                        20.99%           16.60%             11.55%
----------------------------------------------------------- ------------------- ------------------ ----------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Oil
& Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                    0.45%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                        0.20%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                   0.03%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                             0.68%
-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $69
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $218
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $379
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $847
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-20.86% -44.83% -37.20% 45.26%  1.14%   2.43%   9.36%
------- ------- ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------- ------------------- -------------------- --------------------
                                                          1 year              5 year            Life of Fund*
--------------------------------------------------- ------------------- -------------------- --------------------
JNL/Mellon Capital Management Technology Sector
Fund (Class A)                                              9.36%               0.66%               -4.75%
Dow Jones US Technology Index                               9.42%               0.95%               -5.10%
--------------------------------------------------- ------------------- -------------------- --------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                       0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                           0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                      0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                                0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                               $77
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $240
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $417
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $930
---------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE (R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND, THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - JNL/MCM SECTOR FUNDS ONLY.The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 36 of the approximately 497 stocks currently listed on the Stock Exchange of Hong Kong Ltd. ("Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 66% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

DOW JONES SELECT DIVIDEND INDEXSM. The Dow Jones Select Dividend IndexSM consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market IndexSM that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.

VALUE LINE INDEX(R). The Value Line Index(R) is an equal-weighted stock index containing 1,700 companies from the New York Stock Exchange, American Stock Exchange, Nasdaq and over-the-counter market. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six to 12 months relative to others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.

NYSE INTERNATIONAL 100 INDEXSM. The NYSE International 100 IndexSM is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 IndexSM assumes that all dividends received during a year are reinvested on a daily basis.

S&P 1000 INDEXSM. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index.

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management NYSE(R) International 25 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management NYSE(R) International 25 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of the S&P(R) 24 Fund, the Nasdaq(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund, the JNL 5 Fund, the Optimized 5 Fund, the SMid 60 Fund, the International 25 Fund, and the DowSM Dividend Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index, the NYSE International 100 Index, the S&P 1000 Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

     o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.

     o That the asset level for each model portfolio remained static with no inflows or outflows.

     o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

     o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

     o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

     o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

     o An investment strategy may not become fully invested until five business days into a calendar year.

     o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

     o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


--------------------------------------------------------------------------------------------------

                               Nasdaq(R) 15  Value Line(R) 25                    DowSM Dividend
            JNL 5 Strategy      Strategy        Strategy       VIP Strategy         Strategy
--------------------------------------------------------------------------------------------------

                                                                                 Hypothetical
                                 Hypothetical Returns                              Returns
                                      (1987-2004)                                (1992-2006)

                                                                              The fund commenced
                                                                                operations on
                                Historical Performance                            1/17/2006
                                      (2005-2006)



                     The funds commenced operations on 10/04/2004
--------------------------------------------------------------------------------------------------
   1987         13.05%           18.61%          15.07%          16.53%               -%
   1988         26.55%           7.85%           6.71%           14.98%               -%
   1989         26.77%           44.48%          42.43%          33.59%               -%
   1990         -4.23%           -6.50%          6.28%           -2.22%               -%
   1991         37.48%           88.34%          64.13%          50.16%               -%
   1992         16.65%           4.55%           5.64%           2.44%              16.76%
   1993         32.53%           31.12%          11.93%          21.11%             23.72%
   1994          0.20%           0.98%           2.86%           2.06%              -2.05%
   1995         30.99%           60.33%          43.48%          46.00%             44.32%
   1996         22.73%           26.79%          44.34%          28.29%             27.28%
   1997         22.00%           33.92%          39.71%          28.96%             37.64%
   1998         19.24%          104.56%          92.40%          53.09%             -2.81%
   1999         11.75%          101.87%         100.42%          51.49%             -3.11%
   2000          4.87%          -20.47%         -19.55%          0.97%              21.52%
   2001         -2.10%          -33.72%          0.09%           -8.76%             29.05%
   2002         -12.08%         -27.09%         -20.15%         -12.57%             -2.39%
   2003         34.46%           32.26%          43.26%          32.12%             38.53%
   2004         21.23%           2.25%           15.49%          16.70%             14.93%
           ==================================================================
   2005         10.75%           -1.01%          38.80%          9.78%              4.67%
   2006         18.82%           4.65%           -1.38%          12.08%             23.63%
--------------------------------------------------------------------------------------------------

                         2 Year Historical Annualized Returns
                                      (2005-2006)
-----------------------------------------------------------------------------
                14.71%           1.78%           17.00%          10.92%
-----------------------------------------------------------------------------

                        18 Year Hypothetical Annualized Returns
                                      (1987-2004)
-----------------------------------------------------------------------------
                15.89%           19.93%          23.40%          19.07%
-----------------------------------------------------------------------------

                                                                              15 Year Annualized
                              20 Year Annualized Returns                     Hypothetical Return
                    (Combined hypothetical and historical returns)
                                      (1987-2006)                                (1992-2006)
--------------------------------------------------------------------------------------------------
                15.77%           17.97%          22.75%          18.23%             17.06%
--------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                                                                                   NYSE(R)
                                    JNL Optimized 5                           International 25
              S&P(R) 24 Strategy          Strategy        S&P SMid 60 Strategy      Strategy
------------------------------------------------------------------------------------------------

                                                           Hypothetical        Hypothetical
                      Hypothetical Returns                   Returns              Returns
                          (1987-2006)                      (1995-2006)          (1996-2006)




                                                        The fund commenced  The fund commenced
                                                          operations on        operations on
                                                            4/30/2007            4/30/2007

          The funds commenced operations on 5/01/2006
------------------------------------------------------------------------------------------------
   1987           8.45%                 18.70%                  -%                  -%
   1988           16.36%                14.86%                  -%                  -%
   1989           32.47%                35.07%                  -%                  -%
   1990           4.51%                 -0.82%                  -%                  -%
   1991           45.34%                52.69%                  -%                  -%
   1992           0.97%                 7.65%                   -%                  -%
   1993           12.39%                31.62%                  -%                  -%
   1994           4.20%                 1.21%                   -%                  -%
   1995           47.13%                39.66%                37.66%                -%
   1996           18.46%                30.24%                20.62%              22.82%
   1997           33.75%                29.30%                28.82%              27.10%
   1998           51.57%                59.16%                9.53%               23.92%
   1999           48.34%                56.24%                17.30%              52.90%
   2000           9.50%                 -7.88%                19.34%               9.99%
   2001          -16.45%                -9.26%                23.03%              -14.40%
   2002           -5.28%               -16.43%                -5.75%              -17.38%
   2003           26.36%                39.16%                55.86%              42.20%
   2004           18.29%                21.06%                17.66%              23.05%
   2005           -0.86%                12.92%                7.23%               15.89%
   2006           5.82%                 17.97%                12.61%              29.40%
------------------------------------------------------------------------------------------------
                                                        12 Year Annualized  11 Year Annualized
            20 Year Annualized Hypothetical Returns    Hypothetical Return  Hypothetical Return
                          (1987-2006)                      (1995-2006)          (1996-2006)
------------------------------------------------------------------------------------------------
                  16.55%                19.73%                19.43%              17.76%
------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
              S&P(R) 500 Index  Nasdaq(R) 100 Index    Dow Jones Select     S&P 1000 Index    NYSE International
                                                   Dividend IndexSM                          100 IndexSM
--------------------------------------------------------------------------------------------------------------
   1987            5.11%            10.49%                -%                  -%                  -%
   1988           16.65%            13.54%                -%                  -%                  -%
   1989           31.54%            26.17%                -%                  -%                  -%
   1990           -3.16%           -10.41%                -%                  -%                  -%
   1991           30.56%            64.99%                -%                  -%                  -%
   1992            7.72%            8.87%               22.65%                -%                  -%
   1993           10.01%            11.67%              14.59%                -%                  -%
   1994            1.30%            1.74%               -0.19%                -%                  -%
   1995           37.50%            43.01%              42.80%              30.69%                -%
   1996           23.11%            42.74%              25.08%              19.85%              18.50%
   1997           33.29%            20.77%              37.83%              30.26%              19.20%
   1998           28.70%            85.43%              4.33%               13.20%              22.64%
   1999           21.07%           102.05%              -4.08%              14.11%              41.93%
   2000           -9.18%           -36.82%              24.86%              15.86%             -20.67%
   2001           -11.91%          -32.61%              13.09%              1.45%              -21.13%
   2002           -22.10%          -37.52%              -3.94%             -14.54%             -19.14%
   2003           28.72%            49.48%              30.16%              36.61%              37.58%
   2004           10.88%            10.72%              18.14%              18.39%              16.25%
   2005            4.91%            1.88%               3.77%               10.93%              11.22%
   2006           15.79%            7.26%               19.54%              11.89%              24.49%
--------------------------------------------------------------------------------------------------------------
                   2 Year Annualized Returns
                          (2005-2006)
              ------------------------------------
                  10.22%            4.54%
              ------------------------------------
                  18 Year Annualized Returns
                          (1987-2004)
              ------------------------------------
                  11.97%            14.68%
              ------------------------------------
                                                       15 Year             12 Year             11 Year
                  20 Year Annualized Returns      Annualized Return   Annualized Return   Annualized Return
                          (1987-2006)                (1992-2006)         (1995-2006)         (1996-2006)
--------------------------------------------------------------------------------------------------------------
                  11.79%            13.62%              15.73%              14.94%              9.65%
--------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             25 Strategy    DowSM 10 Strategy Select Small-Cap  S&P(R) 10 Strategy     Global 15      S&P 500 Index
                                                  Strategy                           Strategy
---------------------------------------------------------------------------------------------------------------------
                                                    Historical Performance
                                                         (2000-2006)
                                          The funds commenced operations on 7/06/1999
---------------------------------------------------------------------------------------------------------------------
   2000         -4.34%            5.15%            22.21%            8.23%            -2.78%            -9.18%
   2001         14.23%            -2.83%           -3.90%           -21.39%           -0.69%           -11.91%
   2002        -11.69%            -9.87%           -17.68%          -18.07%           -13.82%          -22.10%
   2003         32.83%            25.75%           48.04%            18.94%           33.16%            28.72%
   2004         21.90%            2.87%            12.58%            17.67%           28.11%            10.88%
   2005         -2.93%            -5.67%            8.92%            37.26%           10.19%            4.91%
   2006         12.23%            29.56%            9.48%            4.66%            40.11%            15.79%
---------------------------------------------------------------------------------------------------------------------
                                                      7 Year Historical
                                                     Annualized Returns
                                                         (2000-2006)
---------------------------------------------------------------------------------------------------------------------
                7.90%             5.51%             9.78%            4.94%            11.86%            1.11%
---------------------------------------------------------------------------------------------------------------------

NOTE: The treatment of dividends in the performance calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows
(including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy, the DowSM Dividend Strategy, the S&P(R) 24 Strategy, the SMid 60 Strategy, the International 25 Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2)  The hypothetical  total return shown does not take into  consideration  any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.


JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              $12.59        $0.26        $1.28      $1.54            $ -             $ -        $14.13
        12/31/2005               12.97         0.21        (0.59)     (0.38)             -               -         12.59
        12/31/2004               10.64         0.02         2.31       2.33              -               -         12.97
        12/31/2003                8.01         0.12         2.51       2.63              -               -         10.64
        12/31/2002                9.07        (0.10)       (0.96)     (1.06)             -               -          8.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                4.44         0.12         1.48       1.60          (0.06)          (0.10)         5.88
        12/31/2005                4.93         0.21        (0.16)      0.05          (0.11)          (0.43)         4.44
        12/31/2004                4.19         0.09         0.65       0.74              -               -          4.93
        12/31/2003                3.15         0.02         1.02       1.04              -               -          4.19
        12/31/2002                5.79         0.01        (2.65)     (2.64)             -               -          3.15

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006               11.22         0.05         1.46       1.51          (0.01)          (0.18)        12.54
        12/31/2005               11.79         0.01        (0.29)     (0.28)         (0.01)          (0.28)        11.22
        12/31/2004               10.71         0.02         1.06       1.08              -               -         11.79
        12/31/2003                8.86         0.08         1.77       1.85              -               -         10.71
        12/31/2002                9.42         0.02        (0.58)     (0.56)             -               -          8.86

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
        12/31/2006                9.81         0.38         2.52       2.90              -               -         12.71
        12/31/2005               10.40         0.20        (0.79)     (0.59)             -               -          9.81
        12/31/2004               10.11         0.09         0.20       0.29              -               -         10.40
        12/31/2003                8.04         0.03         2.04       2.07              -               -         10.11
        12/31/2002                8.92         0.01        (0.89)     (0.88)             -               -          8.04

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND
Class A
   01/17(A) -12/31/2006          10.00         0.29         1.70       1.99              -               -         11.99

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              12.23 %    $732,813          53%       0.65%         1.93%
        12/31/2005               (2.93)     547,809          68        0.65          2.25
        12/31/2004                21.90     411,674          42        0.67          1.74
        12/31/2003                32.83     164,658          33        0.81          4.11
        12/31/2002              (11.69)      37,479          36        0.82          2.05

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                36.12      55,926         117        0.75          2.18
        12/31/2005                 0.96      13,529          56        0.73          3.71
        12/31/2004                17.67      17,306          48        0.74          2.33
        12/31/2003                33.02       8,244         149        0.91          0.46
        12/31/2002              (45.60)       6,104          51        0.89          0.15

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006                13.44      23,575          23        0.75          0.42
        12/31/2005               (2.41)      18,615          16        0.73          0.11
        12/31/2004                10.08      15,128          47        0.74          0.14
        12/31/2003                20.88      10,764         168        0.91          0.72
        12/31/2002               (5.94)       9,466          29        0.89          0.39

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
        12/31/2006                29.56     847,894           8        0.67          3.41
        12/31/2005               (5.67)     547,056          23        0.68          3.60
        12/31/2004                 2.87     429,834          27        0.67          3.17
        12/31/2003                25.75     229,090          25        0.81          3.10
        12/31/2002               (9.87)      80,821          22        0.83          2.92

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND
Class A
   01/17(A) -12/31/2006           19.90     278,522           5        0.70          2.74

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006              $13.71        $0.29        $2.27      $2.56        $(0.15)         $(0.10)       $16.02
        12/31/2005               13.12         0.20         0.60       0.80         (0.15)          (0.06)        13.71
        12/31/2004               11.57         0.19         1.37       1.56         (0.01)              -         13.12
        12/31/2003                8.68         0.11         2.78       2.89              -               -        11.57
        12/31/2002               10.10         0.07        (1.49)     (1.42)             -               -         8.68

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
        12/31/2006               14.06         0.64         5.00       5.64              -               -        19.70
        12/31/2005               12.76         0.26         1.04       1.30              -               -        14.06
        12/31/2004                9.96         0.13         2.67       2.80              -               -        12.76
        12/31/2003                7.48        (0.22)        2.70       2.48              -               -         9.96
        12/31/2002                8.68        (0.39)       (0.81)     (1.20)             -               -         7.48

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006               12.47         0.09         0.68       0.77         (0.06)          (0.29)       12.89
        12/31/2005               11.67         0.04         0.85       0.89         (0.03)          (0.06)       12.47
        12/31/2004               11.28         0.05         0.34       0.39              -               -       11.67
        12/31/2003                8.79        (0.03)        2.52       2.49              -               -       11.28
        12/31/2002               12.67        (0.03)       (3.85)     (3.88)             -               -        8.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006               12.08         0.25         2.03       2.28         (0.04)          (0.01)       14.31
        12/31/2005               10.91         0.09         1.08       1.17              -               -       12.08
    10/04(A)-12/31/2004          10.00         0.03         0.91       0.94         (0.03)              -        10.91

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006             $18.68 %     $68,536          27%       0.75%         1.99%
        12/31/2005                 6.11      38,586          13        0.73          2.10
        12/31/2004                13.48      29,318           5        0.74          1.88
        12/31/2003                33.30      17,965         162        0.91          1.06
        12/31/2002              (14.06)      14,184          25        0.89          0.70

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
        12/31/2006                40.11   1,121,001          36        0.70          3.87
        12/31/2005                10.19     639,672          41        0.71          3.40
        12/31/2004                28.11     395,405          16        0.72          3.24
        12/31/2003                33.16     141,388          29        0.86          3.44
        12/31/2002              (13.82)      30,501          20        0.88          3.59

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006                 6.19      86,404          22        0.73          0.74
        12/31/2005                 7.61      79,231          20        0.72          0.64
        12/31/2004                 3.46      48,625           7        0.74          0.58
        12/31/2003                28.33      23,634         145        0.91          0.27
        12/31/2002              (30.62)      18,280          44        0.89         (0.28)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006                18.82   3,739,161          32        0.64          1.87
        12/31/2005                10.75   1,264,000          13        0.65          1.69
    10/04(A)-12/31/2004            9.37      87,331           9        0.72          2.44

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006        $10.00        $0.08        $0.75      $0.83       $(0.04)          $0.00  (E)    $ 10.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
        12/31/2006               10.76        (0.07)        0.57       0.50            -               -           11.26
        12/31/2005               10.87            -        (0.11)     (0.11)           -               -           10.76
    10/04(A)-12/31/2004          10.00            -         0.87       0.87            -               -           10.87

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
        12/31/2006               25.21         0.23         5.02       5.25        (0.11)          (1.36)          28.99
        12/31/2005               18.84         0.09         6.84       6.93        (0.04)          (0.52)          25.21
        12/31/2004               14.13         0.09         4.62       4.71            -               -           18.84
        12/31/2003               10.72         0.08         3.33       3.41            -               -           14.13
        12/31/2002               11.11         0.05        (0.44)     (0.39)           -               -           10.72

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
        12/31/2006               14.81         0.04         0.65       0.69            -               -           15.50
        12/31/2005               10.79        (0.03)        4.05       4.02            -               -           14.81
        12/31/2004                9.17         0.04         1.58       1.62            -               -           10.79
        12/31/2003                7.71         0.02         1.44       1.46            -               -            9.17
        12/31/2002                9.41            -        (1.70)     (1.70)           -               -            7.71

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND

Class A
   05/01(A) - 12/31/2006         10.00         0.03         0.27       0.30            -               -           10.30

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006         8.34 %     $94,219          2%       0.76%         1.19%

Class B
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
        12/31/2006                4.65       65,366          91        0.76        (0.67)
        12/31/2005               (1.01)      42,139          38        0.76        (0.10)
    10/04(A)-12/31/2004           8.70        9,087          59        0.76        (0.24)

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL % GAS SECTOR FUND

Class A
        12/31/2006               20.79      300,626          37        0.68          0.83
        12/31/2005               36.79      181,807          34        0.68          0.82
        12/31/2004               33.33       60,910          44        0.73          0.90
        12/31/2003               31.81        9,136         141        0.91          0.65
        12/31/2002               (3.51)       7,408          53        0.89          0.42

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
        12/31/2006                4.66      803,010          68        0.65          0.24
        12/31/2005               37.26      694,829          67        0.66         (0.03)
        12/31/2004               17.67      361,518          62        0.67          0.83
        12/31/2003               18.94      155,143          49        0.81          0.69
        12/31/2002              (18.07)      41,209          69        0.83          0.29

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND

Class A
   05/01(A) - 12/31/2006          3.00       17,705           2        0.74          0.40

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006              $21.73       $(0.09)       $2.15      $2.06            $ -             $ -        $23.79
        12/31/2005               19.95        (0.06)        1.84       1.78              -               -         21.73
        12/31/2004               17.72            -         2.23       2.23              -               -         19.95
        12/31/2003               11.97        (0.05)        5.80       5.75              -               -         17.72
        12/31/2002               14.54         0.11        (2.68)     (2.57)             -               -         11.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                6.27        (0.01)        0.60       0.59              -           (0.02)         6.84
        12/31/2005                6.20        (0.02)        0.17       0.15          (0.06)          (0.02)         6.27
        12/31/2004                6.13         0.08        (0.01)      0.07              -               -          6.20
        12/31/2003                4.22        (0.04)        1.95       1.91              -               -          6.13
        12/31/2002                6.72        (0.03)       (2.47)     (2.50)             -               -          4.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006               12.15         0.12         1.35       1.47          (0.03)          (0.03)        13.56
        12/31/2005               11.10         0.05         1.04       1.09              -           (0.04)        12.15
    10/04(A)-12/31/2004          10.00         0.02         1.10       1.12          (0.02)              -         11.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
        12/31/2006               15.92        (0.02)       (0.20)     (0.22)             -               -         15.70
        12/31/2005               11.47            -         4.45       4.45              -               -         15.92
    10/04(A)-12/31/2004          10.00        (0.01)        1.48       1.47              -               -         11.47

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006                $9.48 %  $722,069          91        0.65%        (0.40)%
        12/31/2005                 8.92     546,818          72        0.65          0.32
        12/31/2004                12.58     356,230          74        0.67          0.03
        12/31/2003                48.04     170,156          39        0.81         (0.12)
        12/31/2002               (17.68)     38,583          63        0.83          1.02

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                 9.36      62,827          39        0.75         (0.10)
        12/31/2005                 2.43      47,194          30        0.73         (0.15)
        12/31/2004                 1.14      37,014           8        0.74          1.81
        12/31/2003                45.26      20,434         156        0.91         (0.65)
        12/31/2002               (37.20)     14,515          32        0.89         (0.80)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006                12.08     430,362          53        0.69          0.92
        12/31/2005                 9.78     235,320          20        0.71          0.75
    10/04(A)-12/31/2004           11.17      22,124          56        0.76          1.26

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
        12/31/2006                (1.38)    822,541          55        0.79         (0.15)
        12/31/2005                38.80     451,861          18        0.81         (0.11)
    10/04(A)-12/31/2004           14.70      33,055          21        0.87         (0.52)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM", "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT
          DOWSM DIVIDEND FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE
          JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA; o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are tRade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund or the JNL/Mellon CapitaL
Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/Mellon CapitaL Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund and JNL/MelloN Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, in the JNL/Mellon Capital Management VIP Fund anD JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, thE New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) InternationaL 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                          File No.:  811-09121

                                   PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of two groups - JNL/Mellon Capital Management Funds and Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT FUNDS
         JNL/Mellon Capital Management DowSM 10 Fund
         JNL/Mellon Capital Management S&P(R) 10 Fund
         JNL/Mellon Capital Management Global 15 Fund

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund


THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, ARE ALSO REFERRED TO IN THIS PROSPECTUS COLLECTIVELY AS THE JNL/MCM SECTOR FUNDS.

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

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


                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         JNL/Mellon Capital Management DowSM 10 Fund..............................................................1

         JNL/Mellon Capital Management S&P(R) 10 Fund.............................................................5

         JNL/Mellon Capital Management Global 15 Fund.............................................................9

         JNL/Mellon Capital Management 25 Fund...................................................................13

         JNL/Mellon Capital Management Select Small-Cap Fund.....................................................17

         JNL/Mellon Capital Management Communications Sector Fund................................................21

         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................26

         JNL/Mellon Capital Management Financial Sector Fund.....................................................29

         JNL/Mellon Capital Management Healthcare Sector Fund....................................................33

         JNL/Mellon Capital Management Oil & Gas Sector Fund.....................................................36

         JNL/Mellon Capital Management Technology Sector Fund....................................................40

         More About the Funds....................................................................................43

Management of the JNL Variable Fund..............................................................................46

         Investment Adviser......................................................................................46

         Investment Sub-Adviser..................................................................................46

Administrative Fee...............................................................................................48

Classes of Shares................................................................................................48

Rule 12b-1 Plan..................................................................................................48

Investment in Fund Interests.....................................................................................48

Market Timing Policy.............................................................................................49

Disclosure of Portfolio Securities...............................................................................50

Redemption of Fund Interests.....................................................................................50

Tax Status.......................................................................................................50

         General.................................................................................................50

         Contract Owners.........................................................................................51

         Internal Revenue Service Diversification Requirements...................................................51

Financial Highlights.............................................................................................52

Appendix A......................................................................................................A-1

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

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

5.15%   -2.83%  -9.87%  25.75%  2.87%   -5.67%  29.56%
-----   ------  ------  ------  -----   ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.20% (2nd quarter of 2003) and its lowest quarterly return was -21.44% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------- -------------- ------------ -------------------
                                                                       1 year        5 year       Life of Fund*
------------------------------------------------------------------- -------------- ------------ -------------------
------------------------------------------------------------------- -------------- ------------ -------------------
JNL/Mellon Capital Management DowSM 10 Fund (Class A)                   29.56%             7.33%        3.25%
Dow Jones Industrial Average                                            19.04%             6.80%        3.59%
------------------------------------------------------------------- -------------- ------------ -------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.44%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.03%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.67%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $68
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $214
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $373
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $835
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

8.23%   -21.39% -18.07% 18.94%  17.67%  37.26%  4.66%
-----   ------- ------- ------  ------  ------  -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 18.16% (3rd quarter of 2000) and its lowest quarterly return was -15.99% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------- ----------------- --------------- -----------------
                                                                      1 year           5 year       Life of Fund*
---------------------------------------------------------------- ----------------- --------------- -----------------
JNL/Mellon Capital Management S&P(R) 10 Fund (Class A)                    4.66%           10.48%           6.02%
S&P 500 Index                                                            15.79%            6.19%           1.87%
---------------------------------------------------------------- ----------------- --------------- -----------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------- -------------------------------
                                                                                               CLASS A
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Management/Administrative Fee                                                                    0.44%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
12b-1 Fee                                                                                        0.20%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Other Expenses                                                                                   0.01%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Total Annual Fund Operating Expenses                                                             0.65%
----------------------------------------------------------------------------------- -------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                               $66
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                             $208
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                             $362
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                            $810
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

-2.78%  -0.69%  -13.82% 33.16%  28.11%  10.19%  40.11%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 26.20% (2nd quarter of 2003) and its lowest quarterly return was -17.20% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------- ---------------- ------------- -------------------
                                                                     1 year          5 year       Life of Fund*
---------------------------------------------------------------- ---------------- ------------- -------------------
JNL/Mellon Capital Management Global 15 Fund (Class A)                40.11%         17.79%          9.47%
MSCI DTR World IndexSM                                                20.13%          9.97%          3.68%
---------------------------------------------------------------- ---------------- ------------- -------------------

The MSCI DTR World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI DTR World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States.
* The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ----------------------------
                                                                                                 CLASS A
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                     0.49%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                              0.70%
-------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $72
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $224
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $390
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $871
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

     o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

     o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

     o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A
                                [OBJECT OMITTED]

-4.34%  14.23%  -11.69% 32.83%  21.90%  -2.93%  12.23%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.09% (4th quarter of 2003) and its lowest quarterly return was -18.33% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------- ------------------- -------------- -------------------
                                                                  1 year           5 year        Life of Fund*
----------------------------------------------------------- ------------------- -------------- -------------------
JNL/Mellon Capital Management 25 Fund (Class A)                     12.23%              9.26%          4.72%
S&P MidCap 400/Barra Value Index                                    18.79%             14.71%         13.75%
S&P 500 Index                                                       15.79%              6.19%          1.87%
----------------------------------------------------------- ------------------- -------------- -------------------

The S&P MidCap 400/Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios. The S&P
500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                    0.44%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                        0.20%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                   0.01%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                             0.65%
------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $66
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $208
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $362
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $810
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between StockSelection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

22.21%  -3.90%  -17.68% 48.04%  12.58%  8.92%   9.48%
------  ------  ------- ------  ------  -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                  1 year           5 year         Life of Fund*
------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Select Small-Cap Fund (Class A)      9.48%           10.34%            12.26%
Russell 2000 Index                                                18.50%           11.45%             8.98%
------------------------------------------------------------- ---------------- ---------------- ------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.44%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.65%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $66
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $208
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $362
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $810
--------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-26.97% -47.46% -45.60% 33.02%  17.67%  0.96%   36.12%
------- ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                    1 year           5 year         Life of Fund*
--------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Communications Sector Fund
(Class A)                                                            36.12%            3.19%             -5.06%
Dow Jones US Telecommunications Index                                32.47%           -1.42%             -9.34%
--------------------------------------------------------------- ---------------- ---------------- ------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                   NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                     0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                         0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                    0.03%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                              0.75%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------ ----------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
1 Year                                                                                           $77
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
3 Years                                                                                         $240
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
5 Years                                                                                         $417
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
10 Years                                                                                        $930
------------------------------------------------------------------------------------ ----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

7.96%   -8.63%  -5.94%  20.88%  10.08%  -2.41%  13.44%
-----   ------  ------  ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 12.82% (4th quarter of 2004) and its lowest quarterly return was -15.22% (1st quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------- -------------------- ------------------- ------------------
                                                            1 year               5 year          Life of Fund*
----------------------------------------------------- -------------------- ------------------- ------------------
JNL/Mellon Capital Management Consumer Brands
Sector Fund (Class A)                                       13.44%               6.73%               3.62%
Dow Jones US Consumer, Cyclical Index                       13.29%               3.99%               0.84%
----------------------------------------------------- -------------------- ------------------- ------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.52%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.75%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $77
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $240
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $417
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $930
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

27.31%  -11.56% -14.06% 33.30%  13.48%  6.11%   18.68%
------  ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- ------------- ------------ ----------------
                                                                          1 year       5 year      Life of Fund*
---------------------------------------------------------------------- ------------- ------------ ----------------
JNL/Mellon Capital Management Financial Sector Fund (Class A)              18.68%           10.35%      6.94%
Dow Jones US Financial Index                                               16.27%            7.94%      5.47%
---------------------------------------------------------------------- ------------- ------------ ----------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                      0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                          0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                     0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                               0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                             $77
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $240
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $417
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $930
-------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

39.63%  -6.84%  -30.62% 28.33%  3.46%   7.61%   6.19%
------  ------  ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 17.07% (3rd quarter of 2003) and its lowest quarterly return was -18.72% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- -------------- ------------ -----------------
                                                                          1 year        5 year      Life of Fund*
---------------------------------------------------------------------- -------------- ------------ -----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class A)             6.19%         1.03%          3.91%
Dow Jones US Healthcare Index                                              5.35%         1.35%          2.32%
---------------------------------------------------------------------- -------------- ------------ -----------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.50%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.73%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $75
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                           $233
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                           $406
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                          $906
--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

45.18%  -25.49% -3.51%  31.81%  33.33%  36.79%  20.79%
------  ------- ------  ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.22% (3rd quarter of 2005) and its lowest quarterly return was -23.51% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------- -------------------- -------------------- --------------------
                                                           1 year               5 year            Life of Fund*
---------------------------------------------------- -------------------- -------------------- --------------------
JNL/Mellon Capital Management Oil & Gas Sector
Fund (Class A)                                             20.79%                22.85%             16.36%
Dow Jones US Oil & Gas Index                               20.99%                16.60%             11.55%
---------------------------------------------------- -------------------- -------------------- --------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Oil
& Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                    0.45%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                        0.20%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                   0.03%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                             0.68%
-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $69
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $218
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $379
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $847
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-20.86% -44.83% -37.20% 45.26%  1.14%   2.43%   9.36%
------- ------- ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------- --------------------- -------------------- --------------------
                                                         1 year               5 year            Life of Fund*
------------------------------------------------- --------------------- -------------------- --------------------
JNL/Mellon Capital Management Technology Sector
Fund (Class A)                                           9.36%                  0.66%            -4.75%
Dow Jones US Technology Index                            9.42%                  0.95%            -5.10%
------------------------------------------------- --------------------- -------------------- --------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                       0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                           0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                      0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                                0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                               $77
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $240
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $417
---------------------------------------------------------------------------------------- -------------------------
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10 Years                                                                                            $930
---------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - JNL/MCM SECTOR FUNDS ONLY. The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 36 of the approximately 497 stocks currently listed on the Stock Exchange of Hong Kong Ltd. ("Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 66% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management Global 15 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.

Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              $12.59        $0.26        $1.28      $1.54            $ -             $ -        $14.13
        12/31/2005               12.97         0.21        (0.59)     (0.38)             -               -         12.59
        12/31/2004               10.64         0.02         2.31       2.33              -               -         12.97
        12/31/2003                8.01         0.12         2.51       2.63              -               -         10.64
        12/31/2002                9.07        (0.10)       (0.96)     (1.06)             -               -          8.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                4.44         0.12         1.48       1.60          (0.06)          (0.10)         5.88
        12/31/2005                4.93         0.21        (0.16)      0.05          (0.11)          (0.43)         4.44
        12/31/2004                4.19         0.09         0.65       0.74              -               -          4.93
        12/31/2003                3.15         0.02         1.02       1.04              -               -          4.19
        12/31/2002                5.79         0.01        (2.65)     (2.64)             -               -          3.15

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006               11.22         0.05         1.46       1.51          (0.01)          (0.18)        12.54
        12/31/2005               11.79         0.01        (0.29)     (0.28)         (0.01)          (0.28)        11.22
        12/31/2004               10.71         0.02         1.06       1.08              -               -         11.79
        12/31/2003                8.86         0.08         1.77       1.85              -               -         10.71
        12/31/2002                9.42         0.02        (0.58)     (0.56)             -               -          8.86

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
        12/31/2006                9.81         0.38         2.52       2.90              -               -         12.71
        12/31/2005               10.40         0.20        (0.79)     (0.59)             -               -          9.81
        12/31/2004               10.11         0.09         0.20       0.29              -               -         10.40
        12/31/2003                8.04         0.03         2.04       2.07              -               -         10.11
        12/31/2002                8.92         0.01        (0.89)     (0.88)             -               -          8.04

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              12.23 %    $732,813          53%       0.65%         1.93%
        12/31/2005               (2.93)     547,809          68        0.65          2.25
        12/31/2004                21.90     411,674          42        0.67          1.74
        12/31/2003                32.83     164,658          33        0.81          4.11
        12/31/2002              (11.69)      37,479          36        0.82          2.05

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                36.12      55,926         117        0.75          2.18
        12/31/2005                 0.96      13,529          56        0.73          3.71
        12/31/2004                17.67      17,306          48        0.74          2.33
        12/31/2003                33.02       8,244         149        0.91          0.46
        12/31/2002              (45.60)       6,104          51        0.89          0.15

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006                13.44      23,575          23        0.75          0.42
        12/31/2005               (2.41)      18,615          16        0.73          0.11
        12/31/2004                10.08      15,128          47        0.74          0.14
        12/31/2003                20.88      10,764         168        0.91          0.72
        12/31/2002               (5.94)       9,466          29        0.89          0.39

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
        12/31/2006                29.56     847,894           8        0.67          3.41
        12/31/2005               (5.67)     547,056          23        0.68          3.60
        12/31/2004                 2.87     429,834          27        0.67          3.17
        12/31/2003                25.75     229,090          25        0.81          3.10
        12/31/2002               (9.87)      80,821          22        0.83          2.92

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006              $13.71        $0.29        $2.27      $2.56        $(0.15)         $(0.10)       $16.02
        12/31/2005               13.12         0.20         0.60       0.80         (0.15)          (0.06)        13.71
        12/31/2004               11.57         0.19         1.37       1.56         (0.01)              -         13.12
        12/31/2003                8.68         0.11         2.78       2.89              -               -        11.57
        12/31/2002               10.10         0.07        (1.49)     (1.42)             -               -         8.68

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
        12/31/2006               14.06         0.64         5.00       5.64              -               -        19.70
        12/31/2005               12.76         0.26         1.04       1.30              -               -        14.06
        12/31/2004                9.96         0.13         2.67       2.80              -               -        12.76
        12/31/2003                7.48        (0.22)        2.70       2.48              -               -         9.96
        12/31/2002                8.68        (0.39)       (0.81)     (1.20)             -               -         7.48

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006               12.47         0.09         0.68       0.77         (0.06)          (0.29)       12.89
        12/31/2005               11.67         0.04         0.85       0.89         (0.03)          (0.06)       12.47
        12/31/2004               11.28         0.05         0.34       0.39              -               -       11.67
        12/31/2003                8.79        (0.03)        2.52       2.49              -               -       11.28
        12/31/2002               12.67        (0.03)       (3.85)     (3.88)             -               -        8.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006             $18.68 %     $68,536          27%       0.75%         1.99%
        12/31/2005                 6.11      38,586          13        0.73          2.10
        12/31/2004                13.48      29,318           5        0.74          1.88
        12/31/2003                33.30      17,965         162        0.91          1.06
        12/31/2002              (14.06)      14,184          25        0.89          0.70

Class B
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
        12/31/2006                40.11   1,121,001          36        0.70          3.87
        12/31/2005                10.19     639,672          41        0.71          3.40
        12/31/2004                28.11     395,405          16        0.72          3.24
        12/31/2003                33.16     141,388          29        0.86          3.44
        12/31/2002              (13.82)      30,501          20        0.88          3.59

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006                 6.19      86,404          22        0.73          0.74
        12/31/2005                 7.61      79,231          20        0.72          0.64
        12/31/2004                 3.46      48,625           7        0.74          0.58
        12/31/2003                28.33      23,634         145        0.91          0.27
        12/31/2002              (30.62)      18,280          44        0.89         (0.28)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
        12/31/2006               25.21         0.23         5.02       5.25        (0.11)          (1.36)          28.99
        12/31/2005               18.84         0.09         6.84       6.93        (0.04)          (0.52)          25.21
        12/31/2004               14.13         0.09         4.62       4.71            -               -           18.84
        12/31/2003               10.72         0.08         3.33       3.41            -               -           14.13
        12/31/2002               11.11         0.05        (0.44)     (0.39)           -               -           10.72

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
        12/31/2006               14.81         0.04         0.65       0.69            -               -           15.50
        12/31/2005               10.79        (0.03)        4.05       4.02            -               -           14.81
        12/31/2004                9.17         0.04         1.58       1.62            -               -           10.79
        12/31/2003                7.71         0.02         1.44       1.46            -               -            9.17
        12/31/2002                9.41            -        (1.70)     (1.70)           -               -            7.71

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL % GAS SECTOR FUND

Class A
        12/31/2006               20.79      300,626          37        0.68          0.83
        12/31/2005               36.79      181,807          34        0.68          0.82
        12/31/2004               33.33       60,910          44        0.73          0.90
        12/31/2003               31.81        9,136         141        0.91          0.65
        12/31/2002               (3.51)       7,408          53        0.89          0.42

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
        12/31/2006                4.66      803,010          68        0.65          0.24
        12/31/2005               37.26      694,829          67        0.66         (0.03)
        12/31/2004               17.67      361,518          62        0.67          0.83
        12/31/2003               18.94      155,143          49        0.81          0.69
        12/31/2002              (18.07)      41,209          69        0.83          0.29

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006              $21.73       $(0.09)       $2.15      $2.06            $ -             $ -        $23.79
        12/31/2005               19.95        (0.06)        1.84       1.78              -               -         21.73
        12/31/2004               17.72            -         2.23       2.23              -               -         19.95
        12/31/2003               11.97        (0.05)        5.80       5.75              -               -         17.72
        12/31/2002               14.54         0.11        (2.68)     (2.57)             -               -         11.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                6.27        (0.01)        0.60       0.59              -           (0.02)         6.84
        12/31/2005                6.20        (0.02)        0.17       0.15          (0.06)          (0.02)         6.27
        12/31/2004                6.13         0.08        (0.01)      0.07              -               -          6.20
        12/31/2003                4.22        (0.04)        1.95       1.91              -               -          6.13
        12/31/2002                6.72        (0.03)       (2.47)     (2.50)             -               -          4.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006                $9.48 %  $722,069          91        0.65%        (0.40)%
        12/31/2005                 8.92     546,818          72        0.65          0.32
        12/31/2004                12.58     356,230          74        0.67          0.03
        12/31/2003                48.04     170,156          39        0.81         (0.12)
        12/31/2002               (17.68)     38,583          63        0.83          1.02

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                 9.36      62,827          39        0.75         (0.10)
        12/31/2005                 2.43      47,194          30        0.73         (0.15)
        12/31/2004                 1.14      37,014           8        0.74          1.81
        12/31/2003                45.26      20,434         156        0.91         (0.65)
        12/31/2002               (37.20)     14,515          32        0.89         (0.80)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM", "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the
     JNL/Mellon  Capital  Management  Oil & Gas Sector Fund,  or the  JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND
DOW  JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON
          CAPITAL  MANAGEMENT  HEALTHCARE  SECTOR FUND, THE  JNL/MELLON  CAPITAL
          MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL
MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                           File No.:  811-09121

                                   PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management S&P(R) SMid 60 Fund JNL/Mellon Capital Management NYSE(R) International 25 Fund JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management JNL Optimized 5 Fund JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund


THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, ARE ALSO REFERRED TO IN THIS PROSPECTUS COLLECTIVELY AS THE JNL/MCM SECTOR FUNDS.

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS B SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

                      (This page intentionally left blank.)



                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC...................................................1

         JNL/Mellon Capital Management DowSM 10 Fund...........................................1

         JNL/Mellon Capital Management S&P(R) 10 Fund..........................................4

         JNL/Mellon Capital Management Global 15 Fund..........................................8

         JNL/Mellon Capital Management Nasdaq(R) 15 Fund......................................12

         JNL/Mellon Capital Management Value Line(R) 25 Fund..................................16

         JNL/Mellon Capital Management S&P(R) 24 Fund.........................................20

         JNL/Mellon Capital Management S&P(R) SMid 60 Fund....................................24

         JNL/Mellon Capital Management NYSE(R) International 25 Fund..........................29

         JNL/Mellon Capital Management 25 Fund................................................33

         JNL/Mellon Capital Management Select Small-Cap Fund..................................37

         JNL/Mellon Capital Management JNL 5 Fund.............................................42

         JNL/Mellon Capital Management JNL Optimized 5 Fund...................................47

         JNL/Mellon Capital Management VIP Fund...............................................53

         JNL/Mellon Capital Management Communications Sector Fund.............................60

         JNL/Mellon Capital Management Consumer Brands Sector Fund............................65

         JNL/Mellon Capital Management Financial Sector Fund..................................70

         JNL/Mellon Capital Management Healthcare Sector Fund.................................75

         JNL/Mellon Capital Management Oil & Gas Sector Fund..................................80

         JNL/Mellon Capital Management Technology Sector Fund.................................85

         More About the Funds.................................................................90

Management of the JNL Variable Fund...........................................................94

         Investment Adviser...................................................................94

         Investment Sub-Adviser...............................................................94

Administrative Fee............................................................................96

Classes of Shares.............................................................................97

Rule 12b-1 Plan...............................................................................97

Investment in Fund Interests..................................................................97

Market Timing Policy..........................................................................99

Disclosure of Portfolio Securities............................................................99

Redemption of Fund Interests.................................................................100

Tax Status...................................................................................100

         General.............................................................................100

         Contract Owners.....................................................................101

         Internal Revenue Service Diversification Requirements...............................101

Returns For A Model Portfolio Using JNL/Mellon Capital Management Strategies.................102

Financial Highlights.........................................................................108

Appendix A...................................................................................A-1

                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.

The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. The 15 stocks with the lowest sums are selected for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 15 Fund.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Nasdaq 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Nasdaq15 Fund invests, and may not favor equity securities at all.

     o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on each Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

     o VALUE INVESTING RISK. The Fund is subject to value investing risk. The criteria used to assess an issuer's value may not be correct. Furthermore, a particular risk of value investing is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Fund's relative performance may suffer.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by the Sub-Adviser, Mellon Capital Management, based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.

The 25 stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o Next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o The numerical ranks achieved by each company in the above step are added; and

     o    The 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Value Line 25 Fund.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Value Line 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Value Line 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Value Line 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 INDEX(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually on each Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 24 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 24 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 24 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes. There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified". With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P(R) 24 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.

The performance of the S&P(R) 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) SMid 60 Fund ("SMid 60 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The SMid 60 Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The SMid 60 Fund invests in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap
600") (each an "Index", collectively the "Indexes"). The 60 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, Standard & Poor's has announced will be removed from the S&P MidCap 400 and the S&P SmallCap 600, will be removed from the universe of securities from which SMid 60 Fund stocks are selected.

The 60 common stocks are chosen as follows:

     >> The Sub-Adviser begins with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 as of the Stock Selection Date;

     >> Stocks are ranked by adjusted average daily trading volume. The bottom 5% of the S&P MidCap 400 and the bottom 15% of the S&P SmallCap 600 are eliminated;

     >> The Sub-Adviser ranks the stocks in each Index by price to book value and selects the best quartile from each Index - 100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio;

     >>   The Sub-Adviser then ranks each remaining stock on three (3) factors:

          o    Cash flow to price;

          o Year to date change in return on assets; o 3-month price appreciation.

     >> The 30 stocks from each Index with the highest combined ranking on the three (3) factors set forth above are selected for the SMid 60 Fund; and

     >> The stocks selected from the S&P MidCap 400 are given twice the weight of the stocks selected from the S&P SmallCap 600.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 60 selected companies in approximately the same proportion that such stocks are then held in the SMid 60 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SMID 60 FUND. An investment in the SMid 60 Fund is not guaranteed. As with any mutual fund, the value of the SMid 60 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the SMid 60 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the SMid 60 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the SMid 60 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the SMid 60 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o NON-DIVERSIFICATION. The SMid 60 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the SMid 60 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the SMid60 Fund's total return and share price.

     o LIMITED MANAGEMENT. The SMid 60 Fund's strategy of investing in 60 companies according to criteria determined on each Stock Selection Date prevents the SMid 60 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 60 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the SMid60 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the SMid 60 Fund from taking advantage of opportunities available to other funds.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the SMid 60 Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the SMid 60 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o LICENSE TERMINATION RISK. The SMid 60 Fund relies on licenses from third parties to the SMid 60 Fund that permit the use of the intellectual property of such parties in connection with the name of the SMid 60 Fund. Such licenses may be terminated by the licensors, and as a result the SMid 60 Fund may lose its ability to use the licensed name as a part of the name of the SMid 60 Fund. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the SMid 60 Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------
------------------------------------------------------------------------ ------------------------
                                                                                 CLASS B
------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------ ------------------------
Management/Administrative Fee                                                    0.52%
------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------ ------------------------
12b-1 Fee                                                                        0.00%
------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------ ------------------------
Other Expenses                                                                   0.02%
------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------ ------------------------
Total Annual Fund Operating Expenses                                             0.54%
------------------------------------------------------------------------ ------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                                  CLASS B
------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------ -------------------------
1 Year                                                                               $55
------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------ -------------------------
3 Years                                                                             $173
------------------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the SMid 60 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The SMid 60 Fund may also invest to some degree in money market instruments.

The SAI has more information about the SMid 60 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NYSE(R) International 25 Fund ("International 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The International 25 Fund seeks to achieve its objective by investing in foreign companies. The 25 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, NYSE has announced will be removed from the NYSE International 100 IndexSM, will be removed from the universe of securities from which the International 25 Fund stocks are selected.

The International 25 Fund stocks are determined as follows:

     >> The Sub-Adviser begins with stocks that comprise the NYSE International 100 IndexSM as of the Stock Selection Date. The NYSE
          International 100 Index is comprised of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

     >>   The Sub-Adviser then ranks the remaining stocks on two (2) factors:

          o    Price to book

          o    Price to cash flow

          Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

     >> The Sub-Adviser then purchases an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two (2) factors. The Sub-Adviser may also purchase American Depository Receipts or the foreign stock.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the International 25 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the International 25 Fund to invest more than 5% of the International 25 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the International 25 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL 25 FUND. An investment in the International 25 Fund is not guaranteed. As with any mutual fund, the value of the International 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the International 25 Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The International 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the International 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the International 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The International 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the International 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the International 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the International 25 Fund from taking advantage of opportunities available to other funds.

     o FOREIGN INVESTING RISK. Because the International 25 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the International 25 Fund may be concentrated in the securities of issuers in specific foreign jurisdictions, any economic development that negatively affects such jurisdictions may have an adverse effect on issuers contained in the International 25 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the International 25 Fund's performance to fluctuate more than if it held only U.S. securities.

     o LICENSE TERMINATION RISK. The International 25 Fund relies on licenses from third parties to the International 25 Fund that permit the use of the intellectual property of such parties in connection with the name of the International 25 Fund. Such licenses may be terminated by the licensors, and as a result the International 25 Fund may lose its ability to use the licensed name as a part of the name of the International 25 Fund. Accordingly, in the event a license is terminated the name of the International 25 Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
------------------------------------------------------------------------- ------------------------
                                                                                  CLASS B
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
Management/Administrative Fee                                                     0.57%
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
12b-1 Fee                                                                         0.00%
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
Other Expenses                                                                    0.05%
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                                              0.62%
------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                   CLASS B
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
1 Year                                                                                $63
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
3 Years                                                                              $199
------------------------------------------------------------------------- -------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the International 25 Fund are not expected to reflect the entire NYSE nor track the movements of the NYSE.

To effectively manage cash inflows and outflows, the International 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The International 25 Fund may also invest to some degree in money market instruments.

The SAI has more information about the International 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

     o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

     o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

     o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ----------------------------
                                                                                CLASS B
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                    0.44%
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                        0.00%
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
Other Expenses                                                                   0.01%
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                             0.45%
--------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                 CLASS B
-------------------------------------------------------------------- ------------------------------
-------------------------------------------------------------------- ------------------------------
1 Year                                                                             $46
-------------------------------------------------------------------- ------------------------------
-------------------------------------------------------------------- ------------------------------
3 Years                                                                           $144
-------------------------------------------------------------------- ------------------------------
-------------------------------------------------------------------- ------------------------------
5 Years                                                                           $252
-------------------------------------------------------------------- ------------------------------
-------------------------------------------------------------------- ------------------------------
10 Years                                                                          $567
-------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ----------------------------
                                                                                CLASS B
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                     0.44%
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                         0.00%
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
Other Expenses                                                                    0.01%
--------------------------------------------------------------------- ----------------------------
--------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                              0.45%
--------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                 CLASS B
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
1 Year                                                                             $46
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
3 Years                                                                           $144
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
5 Years                                                                           $252
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
10 Years                                                                          $567
---------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

10.93%          18.99%
------          ------
2005            2006


During the period covered, the Fund's highest quarterly return was 6.28% (3rd quarter of 2005) and its lowest quarterly return was 0.92% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------- -------------------- ------------------
                                                                 1 year          Life of Class*
---------------------------------------------------------- -------------------- ------------------
JNL/Mellon Capital Management JNL 5 Fund (Class B)               18.99%              17.81%
S&P 500 Index                                                    15.79%              12.56%
---------------------------------------------------------- -------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------
------------------------------------------------------------------ ------------------------------
                                                                              CLASS B
------------------------------------------------------------------ ------------------------------
------------------------------------------------------------------ ------------------------------
Management/Administrative Fee                                                   0.43%
------------------------------------------------------------------ ------------------------------
------------------------------------------------------------------ ------------------------------
12b-1 Fee                                                                       0.00%
------------------------------------------------------------------ ------------------------------
------------------------------------------------------------------ ------------------------------
Other Expenses                                                                  0.01%
------------------------------------------------------------------ ------------------------------
------------------------------------------------------------------ ------------------------------
Total Annual Fund Operating Expenses                                            0.44%
------------------------------------------------------------------ ------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                               CLASS B
------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------- -----------------------------
1 Year                                                                            $45
------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------- -----------------------------
3 Years                                                                          $141
------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------- -----------------------------
5 Years                                                                          $246
------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------- -----------------------------
10 Years                                                                         $555
------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     o    25% in The Nasdaq(R) 15 Strategy*;

     o    25% in The Value Line(R) 25 Strategy*;

     o    24% in The European 20 Strategy**;

     o    14% in The Global 15 Strategy*; and

     o    12% in The 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL Optimized 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL Optimized 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL Optimized 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In
          addition,   foreign   investing   involves  less  publicly   available
          information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The JNL Optimized 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

     o    CONCENTRATION  RISK.  For the  Nasdaq(R)  Strategy  and Value  Line(R)
          Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------- ----------------------
                                                                                   CLASS B
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                        0.51%
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                            0.00%
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
Other Expenses                                                                       0.04%
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                     0.01%
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                 0.56%
--------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------- ----------------------
EXPENSE EXAMPLE                                                                    CLASS B
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
1 Year                                                                                $57
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
3 Years                                                                              $179
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
5 Years                                                                              $313
--------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------- ----------------------
10 Years                                                                             $701
--------------------------------------------------------------------------- ----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy**;

     o    The European 20 Strategy**;

     o    The Nasdaq(R) 15 Strategy*;

     o    The S&P 24 Strategy*;

     o    The Select Small-Cap Strategy*; and

     o    The Value Line(R) 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

**   The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

     o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

     o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the VIP Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the VIP Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the VIP Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

10.06%          12.34%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.38% (3rd quarter of 2005) and its lowest quarterly return was -0.54% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-------------------------------------------------------------- --------------- ------------------
                                                                   1 year       Life of Class*
-------------------------------------------------------------- --------------- ------------------
-------------------------------------------------------------- --------------- ------------------
JNL/Mellon Capital Management VIP Fund (Class B)                   12.34%           15.21%
S&P 500 Index                                                      15.79%           12.51%
-------------------------------------------------------------- --------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

The  expenses do not  reflect the  expenses  of the  Contracts  or the  Separate
Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
---------------------------------------------------------------------- ---------------------------
                                                                                CLASS B
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                    0.45%
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                        0.00%
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
Other Expenses                                                                   0.04%
---------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                             0.49%
---------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                  CLASS B
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
1 Year                                                                              $50
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
3 Years                                                                            $157
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
5 Years                                                                            $274
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
10 Years                                                                           $616
----------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND*

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

1.18%           36.68%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 8.62% (4th quarter of 2004) and its lowest quarterly return was -4.51% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------ ----------------- -------------------
                                                                  1 year         Life of Class*
------------------------------------------------------------ ----------------- -------------------
JNL/Mellon Capital Management Communications Sector Fund
(Class B)                                                         36.68%              14.81%
Dow Jones US Telecommunications Index                             32.47%              10.00%
------------------------------------------------------------ ----------------- -------------------

*The Class B shares of the Fund began operations on March 5, 2004.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S.  Total Market Index and is comprised of securities  that are  classified in
the  Telecommunications   sector  by  the  Dow  Jones  Industry   Classification
Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
----------------------------------------------------------------------- --------------------------
                                                                                 CLASS B
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                     0.52%
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                         0.00%
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
Other Expenses                                                                    0.03%
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                              0.55%
----------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                 CLASS B
--------------------------------------------------------------------- -----------------------------
--------------------------------------------------------------------- -----------------------------
1 Year                                                                             $56
--------------------------------------------------------------------- -----------------------------
--------------------------------------------------------------------- -----------------------------
3 Years                                                                           $176
--------------------------------------------------------------------- -----------------------------
--------------------------------------------------------------------- -----------------------------
5 Years                                                                           $307
--------------------------------------------------------------------- -----------------------------
--------------------------------------------------------------------- -----------------------------
10 Years                                                                          $689
--------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND*

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

-2.15%          13.71%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 12.80% (4th quarter of 2004) and its lowest quarterly return was -3.47% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------ ----------------- ------------------
                                                                  1 year        Life of Class*
------------------------------------------------------------ ----------------- ------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund
(Class B)                                                         13.71%             6.34%
Dow Jones US Consumer, Cyclical Index                             13.29%             5.61%
------------------------------------------------------------ ----------------- ------------------

* The Class B shares of the Fund began operations on March 5, 2004.

The Dow Jones US Consumer  Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- -----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                      0.52%
-------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                          0.00%
-------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------- -----------------------
Other Expenses                                                                     0.03%
-------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                               0.55%
-------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                    CLASS B
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
1 Year                                                                                $56
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
3 Years                                                                              $176
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
5 Years                                                                              $307
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
10 Years                                                                             $689
-------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND*

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

6.32%           18.99%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 9.05% (4th quarter of 2004) and its lowest quarterly return was -6.46% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------- ---------------- -----------------
                                                                    1 year        Life of Class*
--------------------------------------------------------------- ---------------- -----------------
JNL/Mellon Capital Management Financial Sector Fund (Class B)       18.99%            10.86%
Dow Jones US Financial Index                                        16.27%            7.80%
--------------------------------------------------------------- ---------------- -----------------

* The Fund began operations on March 5, 2004.

The Dow Jones US  Financial  Index is a subset of the  benchmark  Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------
------------------------------------------------------------------------- ------------------------
                                                                                  CLASS B
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
Management/Administrative Fee                                                      0.52%
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
12b-1 Fee                                                                          0.00%
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
Other Expenses                                                                     0.03%
------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                                               0.55%
------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                  CLASS B
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
1 Year                                                                            $56
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
3 Years                                                                          $176
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
5 Years                                                                          $307
----------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------- --------------------------
10 Years                                                                         $689
----------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND*

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

7.80%           6.45%
-----           -----
2005            2006

During the period covered, the Fund's highest quarterly return was 5.66% (4th quarter of 2004) and its lowest quarterly return was -4.66% (3rd quarter of
2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------------- ---------------- ----------------
                                                                      1 year       Life of Class*
----------------------------------------------------------------- ---------------- ----------------
----------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class B)         6.45%            4.46%
Dow Jones US Healthcare Index                                          5.35%            3.43%
----------------------------------------------------------------- ---------------- ----------------

*The Class B shares of the Fund began operations on March 5, 2004.

The Dow Jones US  Healthcare  Index is a subset of the  benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------
------------------------------------------------------------------------- -----------------------
                                                                                 CLASS B
------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                     0.50%
------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                         0.00%
------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------- -----------------------
Other Expenses                                                                    0.03%
------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                              0.53%
------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                 CLASS B
----------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------- -------------------------
1 Year                                                                           $54
----------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------- -------------------------
3 Years                                                                         $170
----------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------- -------------------------
5 Years                                                                         $296
----------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------- -------------------------
10 Years                                                                        $665
----------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND*

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

37.03%          21.05%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 20.24% (3rd quarter of 2005) and its lowest quarterly return was -6.33% (4th quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------- ---------------- ----------------
                                                                    1 year       Life of Class*
--------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Oil & Gas Sector Fund (Class B)        21.05%           28.57%
Dow Jones US Oil & Gas Index                                         20.99%           26.20%
--------------------------------------------------------------- ---------------- ----------------

* The Class B shares of the Fund began operations on March 5, 2004.

The Dow  Jones US Oil & Gas Index is a subset of the  benchmark  Dow Jones  U.S.
Total Market Index and is comprised of securities that are classified in the Oil
&  Gas  sector  by  the  Dow  Jones  Industry  Classification   Benchmark.   The
classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------
---------------------------------------------------------------------- --------------------------
                                                                                CLASS B
---------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                    0.45%
---------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                        0.00%
---------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------- --------------------------
Other Expenses                                                                   0.04%
---------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                             0.49%
---------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                   CLASS B
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
1 Year                                                                                $50
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
3 Years                                                                              $157
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
5 Years                                                                              $274
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
10 Years                                                                             $616
------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND*

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

2.58%           9.47%
-----           -----
2005            2006

During the period covered, the Fund's highest quarterly return was 6.30% (3rd quarter of 2005) and its lowest quarterly return was -10.69% (3rd quarter of
2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------- ----------------- ----------------
                                                                     1 year       Life of Class*
--------------------------------------------------------------- ----------------- ----------------
JNL/Mellon Capital Management Technology Sector Fund (Class B)       9.47%             5.42%
Dow Jones US Technology Index                                        9.42%             4.56%
--------------------------------------------------------------- ----------------- ----------------

*The Class B shares of the Fund began operations on March 5, 2004.

The Dow Jones US  Technology  Index is a subset of the  benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ------------------------
                                                                                   CLASS B
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
Management/Administrative Fee                                                        0.52%
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
12b-1 Fee                                                                            0.00%
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
Other Expenses                                                                       0.03%
-------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                                                 0.55%
-------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                   CLASS B
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
1 Year                                                                              $56
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
3 Years                                                                            $176
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
5 Years                                                                            $307
------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------- -------------------------
10 Years                                                                           $689
------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND, THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - JNL/MCM SECTOR FUNDS ONLY. The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

NYSE INTERNATIONAL 100 INDEXSM. The NYSE International 100 IndexSM is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 IndexSM assumes that all dividends received during a year are reinvested on a daily basis.

S&P 1000 INDEXSM. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index.

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management NYSE(R) International 25 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management NYSE(R) International 25 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

JNL and an affiliated insurance company that invest in the Fund take various steps designed to deter and curtail market timing, based on daily monitoring of trading activity. The Funds also report trading activity that it has identified as being potentially injurious to the Funds.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of the VIP Fund, the JNL 5 Fund, the Optimized 5 Fund, the SMid 60 Fund, and the International 25 Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index, the NYSE International 100 Index, the S&P 1000 Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

     o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.

     o That the asset level for each model portfolio remained static with no inflows or outflows.

     o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

     o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

     o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

     o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

     o An investment strategy may not become fully invested until five business days into a calendar year.

     o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

     o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


-------------------------------------------------------------------------------------
               JNL 5 Strategy           VIP Strategy       JNL Optimized 5 Strategy
-------------------------------------------------------------------------------------
                        Hypothetical Returns                 Hypothetical Returns
                             (1987-2004)                          (1987-2006)
                       Historical Performance
                             (2005-2006)                      The fund commenced
            The funds commenced operations on 10/04/2004    operations on 5/01/2006
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1987             13.27%                  16.76%                   18.94%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1988             26.79%                  15.21%                   15.09%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1989             27.02%                  33.85%                   35.34%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1990             -4.04%                  -2.03%                   -0.62%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1991             37.75%                  50.45%                   52.99%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1992             16.88%                   2.65%                    7.87%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1993             32.79%                  21.35%                   31.89%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1994             0.40%                    2.26%                    1.42%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1995             31.25%                  46.28%                   39.94%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1996             22.97%                  28.54%                   30.50%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1997             22.24%                  29.22%                   29.56%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1998             19.47%                  53.39%                   59.47%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  1999             11.97%                  51.78%                   56.55%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  2000             5.08%                    1.17%                   -7.69%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  2001             -1.91%                  -8.58%                   -9.07%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  2002            -11.91%                  -12.39%                  -16.26%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  2003             34.72%                  32.38%                   39.44%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  2004             21.47%                  16.93%                   21.30%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  2005             10.93%                  10.06%                   13.15%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  2006             18.99%                  12.34%                   18.21%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                2 Year Historical Annualized Returns
                             (2005-2006)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                   14.89%                  11.19%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
               18 Year Hypothetical Annualized Returns
                             (1987-2004)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                   16.12%                  19.31%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                     20 Year Annualized Returns               20 Year Annualized
           (Combined hypothetical and historical returns)     Hypothetical Return
                             (1987-2006)                          (1987-2006)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                   16.00%                  18.47%                   19.97%
-------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                    S&P(R) SMid 60 Strategy           NYSE(R) International 25 Strategy
---------------------------------------------------------------------------------------
                    Hypothetical Returns                 Hypothetical Returns
                         (1995-2006)                          (1996-2006)
              The fund commenced operations on     The fund commenced operations on
                          4/30/2007                            4/30/2007
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1987                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1988                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1989                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1990                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1991                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1992                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1993                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1994                       -%                                   -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1995                     37.93%                                 -%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1996                     20.85%                               23.06%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1997                     29.07%                               27.35%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1998                      9.74%                               24.17%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  1999                     17.53%                               53.19%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  2000                     19.57%                               10.21%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  2001                     23.27%                               -14.23%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  2002                     -5.56%                               -17.21%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  2003                     56.16%                               42.48%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  2004                     17.89%                               23.29%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  2005                      7.44%                               16.12%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  2006                     12.84%                               29.65%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
               12 Year Annualized Hypothetical      11 Year Annualized Hypothetical
                           Return                               Return
                         (1995-2006)                          (1996-2006)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                           19.67%                               17.99%
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              S&P(R) 500 Index         S&P 1000 Index     NYSE International 100
                                                                IndexSM
          ----------------------------------------------------------------------
--------------------------------------------------------------------------------

          ----------------------------------------------------------------------
--------------------------------------------------------------------------------

          ----------------------------------------------------------------------
   1987            5.11%                   -%                     -%
   1988           16.65%                   -%                     -%
   1989           31.54%                   -%                     -%
   1990           -3.16%                   -%                     -%
   1991           30.56%                   -%                     -%
   1992            7.72%                   -%                     -%
   1993           10.01%                   -%                     -%
   1994            1.30%                   -%                     -%
   1995           37.50%                 30.69%                   -%
   1996           23.11%                 19.85%                 18.50%
   1997           33.29%                 30.26%                 19.20%
   1998           28.70%                 13.20%                 22.64%
   1999           21.07%                 14.11%                 41.93%
   2000           -9.18%                 15.86%                 -20.67%
   2001           -11.91%                 1.45%                 -21.13%
   2002           -22.10%                -14.54%                -19.14%
   2003           28.72%                 36.61%                 37.58%
   2004           10.88%                 18.39%                 16.25%
   2005            4.91%                 10.93%                 11.22%
   2006           15.79%                 11.89%                 24.49%
----------------------------------
             2 Year Annualized
                  Return
                (2005-2006)
          ------------------------
                  10.22%
          ------------------------
            18 Year Annualized
                  Return
                (1987-2004)
          ------------------------
                  11.97%
          ------------------------
            20 Year Annualized     12 Year Annualized     11 Year Annualized
                  Return                 Return                 Return
                (1987-2006)            (1995-2006)            (1996-2006)
--------------------------------------------------------------------------------
                  11.79%                 14.94%                  9.65%
--------------------------------------------------------------------------------

NOTE: The treatment of dividends in the performance calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows
(including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The JNL 5 Strategy, the VIP Strategy, the SMid 60 Strategy, the International 25 Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2)  The hypothetical  total return shown does not take into  consideration  any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class B
   05/01(A) - 12/31/2006         13.41         0.19         0.54       0.73              -               -         14.14

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
        12/31/2006                4.40         0.12         1.49       1.61          (0.12)          (0.10)         5.79
        12/31/2005                4.88         0.22        (0.16)      0.06          (0.11)          (0.43)         4.40
    03/05(A)-12/31/2004           4.65         0.06         0.23       0.29          (0.06)              -          4.88

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
        12/31/2006               11.27         0.07         1.48       1.55          (0.03)          (0.18)        12.61
        12/31/2005               11.81         0.04        (0.29)     (0.25)         (0.01)          (0.28)        11.27
    03/05(A)-12/31/2004          11.14         0.03         0.64       0.67              -               -         11.81

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class B
   05/01(A) - 12/31/2006           5.44         340          53        0.45          2.12

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
        12/31/2006                36.68         178         117        0.55          2.32
        12/31/2005                 1.18         114          56        0.53          4.35
    03/05(A)-12/31/2004            6.29           7          48        0.50          2.78

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
        12/31/2006                13.71         120          23        0.55          0.62
        12/31/2005               (2.15)         104          16        0.52          0.32
    03/05(A)-12/31/2004            6.01           5          47        0.51          0.48

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
        12/31/2006               13.62         0.32         2.27       2.59         (0.18)          (0.10)        15.93
        12/31/2005               13.01         0.22         0.60       0.82         (0.15)          (0.06)        13.62
    03/05(A)-12/31/2004          12.50         0.15         0.50       0.65         (0.14)              -         13.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class B
        12/31/2006               12.46         0.12         0.68       0.80         (0.06)          (0.29)       12.91
        12/31/2005               11.64         0.07         0.84       0.91         (0.03)          (0.06)       12.46
    03/05(A)-12/31/2004          11.89         0.05        (0.25)     (0.20)        (0.05)              -        11.64

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class B
        12/31/2006               12.10         0.28         2.02       2.30         (0.04)          (0.01)       14.35
        12/31/2005               10.91         0.11         1.08       1.19              -               -       12.10
    10/04(A)-12/31/2004          10.00         0.04         0.90       0.94         (0.03)              -        10.91

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
        12/31/2006                18.99         187          27        0.55          2.18
        12/31/2005                 6.32         150          13        0.52          2.26
    03/05(A)-12/31/2004            5.21          12           5        0.52          2.24

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class B
        12/31/2006                 6.45         236          22        0.53          0.94
        12/31/2005                 7.80         181          20        0.51          0.82
    03/05(A)-12/31/2004          (1.71)          29           7        0.53          0.81

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class B
        12/31/2006                18.99       7,127          32        0.44          2.08
        12/31/2005                10.93       2,731          13        0.45          1.85
    10/04(A)-12/31/2004            9.44         240           9        0.51          2.20

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class B
   05/01(A) - 12/31/2006         10.00         0.11         0.73       0.84        (0.05)           0.00  (E)      10.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class B
        12/31/2006               25.31         0.28         5.05       5.33        (0.07)          (1.36)          29.21
        12/31/2005               18.88         0.15         6.84       6.99        (0.04)          (0.52)          25.31
    03/05(A)-12/31/2004          15.40         0.13         3.35       3.48            -               -           18.88

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class B
   05/01(A) - 12/31/2006          8.46          378          2%        0.55          1.58

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL % GAS SECTOR FUND

Class B
        12/31/2006               21.05          607          37        0.49          0.98
        12/31/2005               37.03          255          34        0.48          1.03
    03/05(A)-12/31/2004          22.60            7          44        0.51          1.16

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class B
   05/01(A) - 12/31/2006         24.18        (0.03)       (0.34)     (0.37)             -               -         23.81

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
        12/31/2006                6.30         0.01         0.59       0.60              -           (0.02)         6.88
        12/31/2005                6.22        (0.10)        0.26       0.16          (0.06)          (0.02)         6.30
   03/05(A) -12/31/2004           6.17         0.12        (0.07)      0.05              -               -          6.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class B
        12/31/2006               12.17         0.14         1.36       1.50          (0.03)          (0.03)        13.61
        12/31/2005               11.09         0.08         1.04       1.12              -           (0.04)        12.17
    10/04(A)-12/31/2004          10.00         0.03         1.08       1.11          (0.02)              -         11.09

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class B
   05/01(A) - 12/31/2006          (1.53)        131          91        0.45         (0.19)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
        12/31/2006                 9.47         177          39        0.55          0.10
        12/31/2005                 2.58         149          30        0.52          0.06
   03/05(A) -12/31/2004            0.81          16           8        0.52          3.96

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class B
        12/31/2006                12.34       1,182          53        0.49          1.12
        12/31/2005                10.06         628          20        0.51          0.94
    10/04(A)-12/31/2004           11.13         111          56        0.55          1.10

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management
Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon
     Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the
     JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA; o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 FunD or the JNL/Mellon Capital
Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/MelloN Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, in the JNL/Mellon Capital Management VIP Fund and JNL/Mellon CapitaL Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York StocK Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoteD by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) InternationaL 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund. o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                          File No.:  811-09121


--------

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management VIP Fund.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

                                   PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management S&P(R) SMid 60 Fund JNL/Mellon Capital Management NYSE(R) International 25 Fund JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management JNL Optimized 5 Fund JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund

THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, ARE ALSO REFERRED TO IN THIS PROSPECTUS COLLECTIVELY AS THE JNL/MCM SECTOR FUNDS.

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS B SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

                      (This page intentionally left blank.)

                                TABLE OF CONTENTS


About the Funds of the JNL Variable Fund LLC......................................................................1

         JNL/Mellon Capital Management S&P(R) SMid 60 Fund........................................................1

         JNL/Mellon Capital Management NYSE(R) International 25 Fund..............................................5

         JNL/Mellon Capital Management 25 Fund....................................................................8

         JNL/Mellon Capital Management Select Small-Cap Fund.....................................................11

         JNL/Mellon Capital Management JNL 5 Fund................................................................15

         JNL/Mellon Capital Management JNL Optimized 5 Fund......................................................19

         JNL/Mellon Capital Management VIP Fund..................................................................23

         JNL/Mellon Capital Management Communications Sector Fund................................................28

         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................32

         JNL/Mellon Capital Management Financial Sector Fund.....................................................36

         JNL/Mellon Capital Management Healthcare Sector Fund....................................................40

         JNL/Mellon Capital Management Oil & Gas Sector Fund.....................................................44

         JNL/Mellon Capital Management Technology Sector Fund....................................................48

         JNL/Mellon Capital Management DowSM 10 Fund.............................................................52

         JNL/Mellon Capital Management S&P(R) 10 Fund............................................................55

         JNL/Mellon Capital Management Global 15 Fund............................................................58

         JNL/Mellon Capital Management Nasdaq(R) 15 Fund.........................................................61

         JNL/Mellon Capital Management Value Line(R) 25 Fund.....................................................64

         JNL/Mellon Capital Management S&P(R) 24 Fund............................................................67

         More About the Funds....................................................................................70

Management of the JNL Variable Fund..............................................................................73

         Investment Adviser......................................................................................73

         Investment Sub-Adviser..................................................................................73

Administrative Fee...............................................................................................75

Classes of Shares................................................................................................75

Rule 12b-1 Plan..................................................................................................75

Investment in Fund Interests.....................................................................................76

Market Timing Policy.............................................................................................77

Disclosure of Portfolio Securities...............................................................................77

Redemption of Fund Interests.....................................................................................77

Tax Status.......................................................................................................78

         General.................................................................................................78

         Contract Owners.........................................................................................78

         Internal Revenue Service Diversification Requirements...................................................78

Returns For A Model Portfolio Using JNL/Mellon Capital Management Strategies.....................................79

Financial Highlights.............................................................................................84

Appendix A......................................................................................................A-1


                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) SMid 60 Fund ("SMid 60 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The SMid 60 Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The SMid 60 Fund invests in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap
600") (each an "Index", collectively the "Indexes"). The 60 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, Standard & Poor's has announced will be removed from the S&P MidCap 400 and the S&P SmallCap 600, will be removed from the universe of securities from which SMid 60 Fund stocks are selected.

The 60 common stocks are chosen as follows:

     >> The Sub-Adviser begins with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 as of the Stock Selection Date;

     >> Stocks are ranked by adjusted average daily trading volume. The bottom 5% of the S&P MidCap 400 and the bottom 15% of the S&P SmallCap 600 are eliminated;

     >> The Sub-Adviser ranks the stocks in each Index by price to book value and selects the best quartile from each Index - 100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio;

     >>   The Sub-Adviser then ranks each remaining stock on three (3) factors:

          o    Cash flow to price;

          o Year to date change in return on assets; o 3-month price appreciation.

     >> The 30 stocks from each Index with the highest combined ranking on the three (3) factors set forth above are selected for the SMid 60 Fund; and

     >> The stocks selected from the S&P MidCap 400 are given twice the weight of the stocks selected from the S&P SmallCap 600.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 60 selected companies in approximately the same proportion that such stocks are then held in the SMid 60 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SMID 60 FUND. An investment in the SMid 60 Fund is not guaranteed. As with any mutual fund, the value of the SMid 60 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the SMid 60 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the SMid 60 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the SMid 60 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the SMid 60 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o NON-DIVERSIFICATION. The SMid 60 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the SMid 60 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the SMid60 Fund's total return and share price.

     o LIMITED MANAGEMENT. The SMid 60 Fund's strategy of investing in 60 companies according to criteria determined on each Stock Selection Date prevents the SMid 60 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 60 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the SMid60 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the SMid 60 Fund from taking advantage of opportunities available to other funds.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the SMid 60 Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the SMid 60 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o LICENSE TERMINATION RISK. The SMid 60 Fund relies on licenses from third parties to the SMid 60 Fund that permit the use of the intellectual property of such parties in connection with the name of the SMid 60 Fund. Such licenses may be terminated by the licensors, and as a result the SMid 60 Fund may lose its ability to use the licensed name as a part of the name of the SMid 60 Fund. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the SMid 60 Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS B
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.52%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.00%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.02%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.54%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $55
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $173
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the SMid 60 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The SMid 60 Fund may also invest to some degree in money market instruments.

The SAI has more information about the SMid 60 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NYSE(R) International 25 Fund ("International 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The International 25 Fund seeks to achieve its objective by investing in foreign companies. The 25 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, NYSE has announced will be removed from the NYSE International 100 IndexSM, will be removed from the universe of securities from which the International 25 Fund stocks are selected.

The International 25 Fund stocks are determined as follows:

     >> The Sub-Adviser begins with stocks that comprise the NYSE International 100 IndexSM as of the Stock Selection Date. The NYSE
          International 100 Index is comprised of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

     >>   The Sub-Adviser then ranks the remaining stocks on two (2) factors:

          o    Price to book

          o    Price to cash flow

          Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

     >> The Sub-Adviser then purchases an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two (2) factors. The Sub-Adviser may also purchase American Depository Receipts or the foreign stock.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the International 25 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the International 25 Fund to invest more than 5% of the International 25 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the International 25 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL 25 FUND. An investment in the International 25 Fund is not guaranteed. As with any mutual fund, the value of the International 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the International 25 Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The International 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the International 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the International 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The International 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the International 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the International 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the International 25 Fund from taking advantage of opportunities available to other funds.

     o FOREIGN INVESTING RISK. Because the International 25 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the International 25 Fund may be concentrated in the securities of issuers in specific foreign jurisdictions, any economic development that negatively affects such jurisdictions may have an adverse effect on issuers contained in the International 25 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the International 25 Fund's performance to fluctuate more than if it held only U.S. securities.

     o LICENSE TERMINATION RISK. The International 25 Fund relies on licenses from third parties to the International 25 Fund that permit the use of the intellectual property of such parties in connection with the name of the International 25 Fund. Such licenses may be terminated by the licensors, and as a result the International 25 Fund may lose its ability to use the licensed name as a part of the name of the International 25 Fund. Accordingly, in the event a license is terminated the name of the International 25 Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS B
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.57%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.00%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.05%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.62%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $63
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $199
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the International 25 Fund are not expected to reflect the entire NYSE nor track the movements of the NYSE.

To effectively manage cash inflows and outflows, the International 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The International 25 Fund may also invest to some degree in money market instruments.

The SAI has more information about the International 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

          o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

          o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

          o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

          o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

          o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS B
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                    0.44%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                        0.00%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                   0.01%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                             0.45%
------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $46
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $144
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $252
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $567
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.44%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.00%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.45%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $46
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $144
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $252
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $567
--------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

10.93%          18.99%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.28% (3rd quarter of 2005) and its lowest quarterly return was 0.92% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Class*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management JNL 5 Fund (Class B)                                18.99%               17.81%
S&P 500 Index                                                                     15.79%               12.56%
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- -----------------------------
                                                                                                CLASS B
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Management/Administrative Fee                                                                     0.43%
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
12b-1 Fee                                                                                         0.00%
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Other Expenses                                                                                    0.01%
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Total Annual Fund Operating Expenses                                                              0.44%
------------------------------------------------------------------------------------- -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS B
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                             $45
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                           $141
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                           $246
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                          $555
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     o    25% in The Nasdaq(R) 15 Strategy*;

     o    25% in The Value Line(R) 25 Strategy*;

     o    24% in The European 20 Strategy**;

     o    14% in The Global 15 Strategy*; and

     o    12% in The 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL Optimized 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL Optimized 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL Optimized 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In
          addition,   foreign   investing   involves  less  publicly   available
          information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The JNL Optimized 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

     o    CONCENTRATION  RISK.  For the  Nasdaq(R)  Strategy  and Value  Line(R)
          Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.51%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                            0.00%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                       0.04%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                     0.01%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                 0.56%
------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                 $57
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                               $179
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                               $313
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $701
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy**;

     o    The European 20 Strategy**;

     o    The Nasdaq(R) 15 Strategy*;

     o    The S&P 24 Strategy*;

     o    The Select Small-Cap Strategy*; and

     o    The Value Line(R) 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

**   The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

     o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

     o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the VIP Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the VIP Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the VIP Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

10.06%          12.34%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.38% (3rd quarter of 2005) and its lowest quarterly return was -0.54% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- --------------------- ------------------
                                                                                   1 year          Life of Class*
--------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management VIP Fund (Class B)                                   12.34%              15.21%
S&P 500 Index                                                                      15.79%              12.51%
--------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- ---------------------------
                                                                                                  CLASS B
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.45%
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.00%
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.04%
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.49%
---------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                $50
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                              $157
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                              $274
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                             $616
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

1.18%           36.68%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 8.62% (4th quarter of 2004) and its lowest quarterly return was -4.51% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------------------ ----------------- -------------------
                                                                                    1 year         Life of Class*
------------------------------------------------------------------------------ ----------------- -------------------
JNL/Mellon Capital Management Communications Sector Fund (Class B)                  36.68%              14.81%
Dow Jones US Telecommunications Index                                               32.47%              10.00%
------------------------------------------------------------------------------ ----------------- -------------------

*The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                   NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.52%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.00%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.03%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.55%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------ -----------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
1 Year                                                                                            $56
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
3 Years                                                                                          $176
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
5 Years                                                                                          $307
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
10 Years                                                                                         $689
------------------------------------------------------------------------------------ -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

-2.15%          13.71%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 12.80% (4th quarter of 2004) and its lowest quarterly return was -3.47% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------------------ ----------------- -------------------
                                                                                    1 year         Life of Class*
------------------------------------------------------------------------------ ----------------- -------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund (Class B)                 13.71%             6.34%
Dow Jones US Consumer, Cyclical Index                                               13.29%             5.61%
------------------------------------------------------------------------------ ----------------- -------------------

* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS B
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                      0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                          0.00%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                     0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                               0.55%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $56
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $176
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $307
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $689
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

6.32%           18.99%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 9.05% (4th quarter of 2004) and its lowest quarterly return was -6.46% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-------------------------------------------------------------------------------- ----------------- -----------------
                                                                                      1 year        Life of Class*
-------------------------------------------------------------------------------- ----------------- -----------------
JNL/Mellon Capital Management Financial Sector Fund (Class B)                        18.99%            10.86%
Dow Jones US Financial Index                                                         16.27%             7.80%
-------------------------------------------------------------------------------- ----------------- -----------------

* The Fund began operations on March 5, 2004.
The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                       0.52%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                           0.00%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                      0.03%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                0.55%
------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $56
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                         $176
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                         $307
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                        $689
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

7.80%           6.45%
-----           -----
2005            2006

During the period covered, the Fund's highest quarterly return was 5.66% (4th quarter of 2004) and its lowest quarterly return was -4.66% (3rd quarter of
2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------------------------------- ---------------- ----------------
                                                                                        1 year       Life of Class*
----------------------------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class B)                           6.45%            4.46%
Dow Jones US Healthcare Index                                                            5.35%            3.43%
----------------------------------------------------------------------------------- ---------------- ----------------

*The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS B
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.50%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.00%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.53%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $54
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $170
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $296
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $665
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

37.03%          21.05%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 20.24% (3rd quarter of 2005) and its lowest quarterly return was -6.33% (4th quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------------------- ---------------- ----------------
                                                                                       1 year       Life of Class*
---------------------------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Oil & Gas Sector Fund (Class B)                           21.05%           28.57%
Dow Jones US Oil & Gas Index                                                            20.99%           26.20%
---------------------------------------------------------------------------------- ---------------- ----------------

* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Oil
& Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                    0.45%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                        0.00%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                   0.04%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                             0.49%
-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $50
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $157
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $274
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $616
---------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

2.58%           9.47%
-----           -----
2005            2006

During the period covered, the Fund's highest quarterly return was 6.30% (3rd quarter of 2005) and its lowest quarterly return was -10.69% (3rd quarter of
2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------------------- ---------------- -----------------
                                                                                    1 year        Life of Class*
------------------------------------------------------------------------------- ---------------- -----------------
JNL/Mellon Capital Management Technology Sector Fund (Class B)                       9.47%            5.42%
Dow Jones US Technology Index                                                        9.42%            4.56%
------------------------------------------------------------------------------- ---------------- -----------------

*The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                        0.52%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                            0.00%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                       0.03%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                 0.55%
------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $56
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $176
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $307
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                          $689
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.

The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. The 15 stocks with the lowest sums are selected for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 15 Fund.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Nasdaq 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Nasdaq15 Fund invests, and may not favor equity securities at all.

     o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on each Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

     o VALUE INVESTING RISK. The Fund is subject to value investing risk. The criteria used to assess an issuer's value may not be correct. Furthermore, a particular risk of value investing is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Fund's relative performance may suffer.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by the Sub-Adviser, Mellon Capital Management, based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.

The 25 stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o Next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o The numerical ranks achieved by each company in the above step are added; and

     o    The 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Value Line 25 Fund.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Value Line 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Value Line 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Value Line 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 INDEX(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually on each Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 24 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 24 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 24 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes. There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified". With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P(R) 24 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.

The performance of the S&P(R) 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUNDTHE JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND, THE JNL/MELLON
CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - JNL/MCM SECTOR FUNDS ONLY.The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

NYSE INTERNATIONAL 100 INDEXSM. The NYSE International 100 IndexSM is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 IndexSM assumes that all dividends received during a year are reinvested on a daily basis.

S&P 1000 INDEXSM. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index.

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management NYSE(R) International 25 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management NYSE(R) International 25 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of, the VIP Fund, the JNL 5 Fund, the Optimized 5 Fund, , the SMid 60 Fund, and the International 25 Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index, the NYSE International 100 Index, the S&P 1000 Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

     o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.

     o That the asset level for each model portfolio remained static with no inflows or outflows.

     o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

     o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

     o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

     o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

     o An investment strategy may not become fully invested until five business days into a calendar year.

     o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

     o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


------------------------------------------------------------------------------------------------------------------------------------
                                                              JNL Optimized 5             S&P(R) SMid 60    NYSE(R) International 25
               JNL 5 Strategy           VIP Strategy             Strategy                   Strategy                Strategy
------------------------------------------------------------------------------------------------------------------------------------
                        Hypothetical Returns                 Hypothetical Returns     Hypothetical Returns     Hypothetical Returns
                             (1987-2004)                          (1987-2006)              (1995-2006)             (1996-2006)
                       Historical Performance
                             (2005-2006)                      The fund commenced       The fund commenced       The fund commenced
                                                                  operations               operations                operations
            The funds commenced operations on 10/04/2004         on 5/01/2006              on 4/30/2007             on 4/30/2007
------------------------------------------------------------------------------------------------------------------------------------
   1987            13.27%                  16.76%                   18.94%                     -%                       -%
   1988            26.79%                  15.21%                   15.09%                     -%                       -%
   1989            27.02%                  33.85%                   35.34%                     -%                       -%
   1990            -4.04%                  -2.03%                   -0.62%                     -%                       -%
   1991            37.75%                  50.45%                   52.99%                     -%                       -%
   1992            16.88%                   2.65%                    7.87%                     -%                       -%
   1993            32.79%                  21.35%                   31.89%                     -%                       -%
   1994            0.40%                    2.26%                    1.42%                     -%                       -%
   1995            31.25%                  46.28%                   39.94%                   37.93%                     -%
   1996            22.97%                  28.54%                   30.50%                   20.85%                   23.06%
   1997            22.24%                  29.22%                   29.56%                   29.07%                   27.35%
   1998            19.47%                  53.39%                   59.47%                    9.74%                   24.17%
   1999            11.97%                  51.78%                   56.55%                   17.53%                   53.19%
   2000            5.08%                    1.17%                   -7.69%                   19.57%                   10.21%
   2001            -1.91%                  -8.58%                   -9.07%                   23.27%                  -14.23%
   2002           -11.91%                  -12.39%                  -16.26%                  -5.56%                  -17.21%
   2003            34.72%                  32.38%                   39.44%                   56.16%                   42.48%
   2004            21.47%                  16.93%                   21.30%                   17.89%                   23.29%
          ==================================================
   2005            10.93%                  10.06%                   13.15%                    7.44%                   16.12%
   2006            18.99%                  12.34%                   18.21%                   12.84%                   29.65%
------------------------------------------------------------------------------------------------------------------------------------
                2 Year Historical Annualized Returns
                             (2005-2006)
          --------------------------------------------------
                   14.89%                  11.19%
          --------------------------------------------------
               18 Year Hypothetical Annualized Returns
                             (1987-2004)
          --------------------------------------------------
                   16.12%                  19.31%
          --------------------------------------------------
                     20 Year Annualized Returns               20 Year Annualized       12 Year Annualized       11 Year Annualized
           (Combined hypothetical and historical returns)     Hypothetical Return      Hypothetical Return     Hypothetical Return
                             (1987-2006)                          (1987-2006)              (1995-2006)             (1996-2006)
------------------------------------------------------------------------------------------------------------------------------------
                   16.00%                  18.47%                   19.97%                   19.67%                   17.99%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              S&P(R) 500 Index         S&P 1000 Index     NYSE International 100
                                                                IndexSM
--------------------------------------------------------------------------------
   1987            5.11%                   -%                     -%
   1988           16.65%                   -%                     -%
   1989           31.54%                   -%                     -%
   1990           -3.16%                   -%                     -%
   1991           30.56%                   -%                     -%
   1992            7.72%                   -%                     -%
   1993           10.01%                   -%                     -%
   1994            1.30%                   -%                     -%
   1995           37.50%                 30.69%                   -%
   1996           23.11%                 19.85%                 18.50%
   1997           33.29%                 30.26%                 19.20%
   1998           28.70%                 13.20%                 22.64%
   1999           21.07%                 14.11%                 41.93%
   2000           -9.18%                 15.86%                 -20.67%
   2001           -11.91%                 1.45%                 -21.13%
   2002           -22.10%                -14.54%                -19.14%
   2003           28.72%                 36.61%                 37.58%
   2004           10.88%                 18.39%                 16.25%
   2005            4.91%                 10.93%                 11.22%
   2006           15.79%                 11.89%                 24.49%
----------------------------------
             2 Year Annualized
                  Return
               (2005-2006)
          ------------------------
                  10.22%
          ------------------------
            18 Year Annualized
                  Return
                (1987-2004)
          ------------------------
                  11.97%
          ------------------------
            20 Year Annualized     12 Year Annualized     11 Year Annualized
                  Return                 Return                 Return
                (1987-2006)            (1995-2006)            (1996-2006)
--------------------------------------------------------------------------------
                  11.79%                 14.94%                  9.65%
--------------------------------------------------------------------------------

NOTE: The treatment of dividends in the performance calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows
(including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The JNL 5 Strategy, the VIP Strategy, the SMid 60 Strategy, the International 25 Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2)  The hypothetical  total return shown does not take into  consideration  any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class B
   05/01(A) - 12/31/2006         13.41         0.19         0.54       0.73              -               -         14.14

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
        12/31/2006                4.40         0.12         1.49       1.61          (0.12)          (0.10)         5.79
        12/31/2005                4.88         0.22        (0.16)      0.06          (0.11)          (0.43)         4.40
    03/05(A)-12/31/2004           4.65         0.06         0.23       0.29          (0.06)              -          4.88

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
        12/31/2006               11.27         0.07         1.48       1.55          (0.03)          (0.18)        12.61
        12/31/2005               11.81         0.04        (0.29)     (0.25)         (0.01)          (0.28)        11.27
    03/05(A)-12/31/2004          11.14         0.03         0.64       0.67              -               -         11.81

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class B
   05/01(A) - 12/31/2006           5.44         340          53        0.45          2.12

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
        12/31/2006                36.68         178         117        0.55          2.32
        12/31/2005                 1.18         114          56        0.53          4.35
    03/05(A)-12/31/2004            6.29           7          48        0.50          2.78

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
        12/31/2006                13.71         120          23        0.55          0.62
        12/31/2005               (2.15)         104          16        0.52          0.32
    03/05(A)-12/31/2004            6.01           5          47        0.51          0.48

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
        12/31/2006               13.62         0.32         2.27       2.59         (0.18)          (0.10)        15.93
        12/31/2005               13.01         0.22         0.60       0.82         (0.15)          (0.06)        13.62
    03/05(A)-12/31/2004          12.50         0.15         0.50       0.65         (0.14)              -         13.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class B
        12/31/2006               12.46         0.12         0.68       0.80         (0.06)          (0.29)       12.91
        12/31/2005               11.64         0.07         0.84       0.91         (0.03)          (0.06)       12.46
    03/05(A)-12/31/2004          11.89         0.05        (0.25)     (0.20)        (0.05)              -        11.64

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class B
        12/31/2006               12.10         0.28         2.02       2.30         (0.04)          (0.01)       14.35
        12/31/2005               10.91         0.11         1.08       1.19              -               -       12.10
    10/04(A)-12/31/2004          10.00         0.04         0.90       0.94         (0.03)              -        10.91

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
        12/31/2006                18.99         187          27        0.55          2.18
        12/31/2005                 6.32         150          13        0.52          2.26
    03/05(A)-12/31/2004            5.21          12           5        0.52          2.24

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class B
        12/31/2006                 6.45         236          22        0.53          0.94
        12/31/2005                 7.80         181          20        0.51          0.82
    03/05(A)-12/31/2004          (1.71)          29           7        0.53          0.81

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class B
        12/31/2006                18.99       7,127          32        0.44          2.08
        12/31/2005                10.93       2,731          13        0.45          1.85
    10/04(A)-12/31/2004            9.44         240           9        0.51          2.20

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class B
   05/01(A) - 12/31/2006         10.00         0.11         0.73       0.84        (0.05)           0.00  (E)      10.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class B
        12/31/2006               25.31         0.28         5.05       5.33        (0.07)          (1.36)          29.21
        12/31/2005               18.88         0.15         6.84       6.99        (0.04)          (0.52)          25.31
    03/05(A)-12/31/2004          15.40         0.13         3.35       3.48            -               -           18.88

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class B
   05/01(A) - 12/31/2006          8.46          378          2%        0.55          1.58

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL % GAS SECTOR FUND

Class B
        12/31/2006               21.05          607          37        0.49          0.98
        12/31/2005               37.03          255          34        0.48          1.03
    03/05(A)-12/31/2004          22.60            7          44        0.51          1.16

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class B
   05/01(A) - 12/31/2006         24.18        (0.03)       (0.34)     (0.37)             -               -         23.81

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
        12/31/2006                6.30         0.01         0.59       0.60              -           (0.02)         6.88
        12/31/2005                6.22        (0.10)        0.26       0.16          (0.06)          (0.02)         6.30
   03/05(A) -12/31/2004           6.17         0.12        (0.07)      0.05              -               -          6.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class B
        12/31/2006               12.17         0.14         1.36       1.50          (0.03)          (0.03)        13.61
        12/31/2005               11.09         0.08         1.04       1.12              -           (0.04)        12.17
    10/04(A)-12/31/2004          10.00         0.03         1.08       1.11          (0.02)              -         11.09

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class B
   05/01(A) - 12/31/2006          (1.53)        131          91        0.45         (0.19)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
        12/31/2006                 9.47         177          39        0.55          0.10
        12/31/2005                 2.58         149          30        0.52          0.06
   03/05(A) -12/31/2004            0.81          16           8        0.52          3.96

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class B
        12/31/2006                12.34       1,182          53        0.49          1.12
        12/31/2005                10.06         628          20        0.51          0.94
    10/04(A)-12/31/2004           11.13         111          56        0.55          1.10

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management
Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon
     Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the
     JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 FunD or the JNL/Mellon Capital
Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/MelloN Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, in the JNL/Mellon Capital Management VIP Fund and JNL/Mellon CapitaL Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York StocK Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoteD by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) InternationaL 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                          File No.:  811-09121


--------

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management VIP Fund.

                                   PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management S&P(R) SMid 60 Fund JNL/Mellon Capital Management NYSE(R) International 25 Fund JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management JNL Optimized 5 Fund JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund

THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, ARE ALSO REFERRED TO IN THIS PROSPECTUS COLLECTIVELY AS THE JNL/MCM SECTOR FUNDS.

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

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


                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         JNL/Mellon Capital Management S&P(R) SMid 60 Fund........................................................1

         JNL/Mellon Capital Management NYSE(R) International 25 Fund..............................................5

         JNL/Mellon Capital Management 25 Fund....................................................................8

         JNL/Mellon Capital Management Select Small-Cap Fund.....................................................12

         JNL/Mellon Capital Management JNL 5 Fund................................................................17

         JNL/Mellon Capital Management JNL Optimized 5 Fund......................................................21

         JNL/Mellon Capital Management VIP Fund..................................................................25

         JNL/Mellon Capital Management Communications Sector Fund................................................30

         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................34

         JNL/Mellon Capital Management Financial Sector Fund.....................................................38

         JNL/Mellon Capital Management Healthcare Sector Fund....................................................42

         JNL/Mellon Capital Management Oil & Gas Sector Fund.....................................................46

         JNL/Mellon Capital Management Technology Sector Fund....................................................50

         JNL/Mellon Capital Management DowSM 10 Fund.............................................................54

         JNL/Mellon Capital Management S&P(R) 10 Fund............................................................57

         JNL/Mellon Capital Management Global 15 Fund............................................................60

         More About the Funds....................................................................................63

Management of the JNL Variable Fund..............................................................................66

         Investment Adviser......................................................................................66

         Investment Sub-Adviser..................................................................................66

Administrative Fee...............................................................................................68

Classes of Shares................................................................................................68

Rule 12b-1 Plan..................................................................................................68

Investment in Fund Interests.....................................................................................69

Market Timing Policy.............................................................................................70

Disclosure of Portfolio Securities...............................................................................70

Redemption of Fund Interests.....................................................................................70

Tax Status.......................................................................................................71

         General.................................................................................................71

         Contract Owners.........................................................................................71

         Internal Revenue Service Diversification Requirements...................................................71

Returns For A Model Portfolio Using JNL/Mellon Capital Management Strategies.....................................72

Financial Highlights.............................................................................................77

Appendix A......................................................................................................A-1

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

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) SMid 60 Fund ("SMid 60 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The SMid 60 Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The SMid 60 Fund invests in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap
600") (each an "Index", collectively the "Indexes"). The 60 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, Standard & Poor's has announced will be removed from the S&P MidCap 400 and the S&P SmallCap 600, will be removed from the universe of securities from which SMid 60 Fund stocks are selected.

The 60 common stocks are chosen as follows:

     >> The Sub-Adviser begins with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 as of the Stock Selection Date;

     >> Stocks are ranked by adjusted average daily trading volume. The bottom 5% of the S&P MidCap 400 and the bottom 15% of the S&P SmallCap 600 are eliminated;

     >> The Sub-Adviser ranks the stocks in each Index by price to book value and selects the best quartile from each Index - 100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio;

     >>   The Sub-Adviser then ranks each remaining stock on three (3) factors:

          o    Cash flow to price;

          o Year to date change in return on assets; o 3-month price appreciation.

     >> The 30 stocks from each Index with the highest combined ranking on the three (3) factors set forth above are selected for the SMid 60 Fund; and

     >> The stocks selected from the S&P MidCap 400 are given twice the weight of the stocks selected from the S&P SmallCap 600.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 60 selected companies in approximately the same proportion that such stocks are then held in the SMid 60 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SMID 60 FUND. An investment in the SMid 60 Fund is not guaranteed. As with any mutual fund, the value of the SMid 60 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the SMid 60 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the SMid 60 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the SMid 60 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the SMid 60 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o NON-DIVERSIFICATION. The SMid 60 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the SMid 60 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the SMid60 Fund's total return and share price.

     o LIMITED MANAGEMENT. The SMid 60 Fund's strategy of investing in 60 companies according to criteria determined on each Stock Selection Date prevents the SMid 60 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 60 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the SMid60 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the SMid 60 Fund from taking advantage of opportunities available to other funds.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the SMid 60 Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the SMid 60 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o LICENSE TERMINATION RISK. The SMid 60 Fund relies on licenses from third parties to the SMid 60 Fund that permit the use of the intellectual property of such parties in connection with the name of the SMid 60 Fund. Such licenses may be terminated by the licensors, and as a result the SMid 60 Fund may lose its ability to use the licensed name as a part of the name of the SMid 60 Fund. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the SMid 60 Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.52%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.02%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.74%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $76
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $237
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the SMid 60 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The SMid 60 Fund may also invest to some degree in money market instruments.

The SAI has more information about the SMid 60 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NYSE(R) International 25 Fund ("International 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The International 25 Fund seeks to achieve its objective by investing in foreign companies. The 25 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be on or about January 1, 2007. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, NYSE has announced will be removed from the NYSE International 100 IndexSM, will be removed from the universe of securities from which the International 25 Fund stocks are selected.

The International 25 Fund stocks are determined as follows:

     >> The Sub-Adviser begins with stocks that comprise the NYSE International 100 IndexSM as of the Stock Selection Date. The NYSE
          International 100 Index is comprised of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

     >>   The Sub-Adviser then ranks the remaining stocks on two (2) factors:

          o    Price to book

          o    Price to cash flow

          Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

     >> The Sub-Adviser then purchases an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two (2) factors. The Sub-Adviser may also purchase American Depository Receipts or the foreign stock.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the International 25 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the International 25 Fund to invest more than 5% of the International 25 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the International 25 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL 25 FUND. An investment in the International 25 Fund is not guaranteed. As with any mutual fund, the value of the International 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the International 25 Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The International 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the International 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the International 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The International 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the International 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the International 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the International 25 Fund from taking advantage of opportunities available to other funds.

     o FOREIGN INVESTING RISK. Because the International 25 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the International 25 Fund may be concentrated in the securities of issuers in specific foreign jurisdictions, any economic development that negatively affects such jurisdictions may have an adverse effect on issuers contained in the International 25 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the International 25 Fund's performance to fluctuate more than if it held only U.S. securities.

     o LICENSE TERMINATION RISK. The International 25 Fund relies on licenses from third parties to the International 25 Fund that permit the use of the intellectual property of such parties in connection with the name of the International 25 Fund. Such licenses may be terminated by the licensors, and as a result the International 25 Fund may lose its ability to use the licensed name as a part of the name of the International 25 Fund. Accordingly, in the event a license is terminated the name of the International 25 Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.57%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.05%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.82%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $84
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $262
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the International 25 Fund are not expected to reflect the entire NYSE nor track the movements of the NYSE.

To effectively manage cash inflows and outflows, the International 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The International 25 Fund may also invest to some degree in money market instruments.

The SAI has more information about the International 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

     o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

     o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

     o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A
                                [OBJECT OMITTED]

-4.34%  14.23%  -11.69% 32.83%  21.90%  -2.93%  12.23%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.09% (4th quarter of 2003) and its lowest quarterly return was -18.33% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------- ------------------- -------------- -------------------
                                                                  1 year           5 year        Life of Fund*
----------------------------------------------------------- ------------------- -------------- -------------------
JNL/Mellon Capital Management 25 Fund (Class A)                   12.23%              9.26%          4.72%
S&P MidCap 400/Barra Value Index                                  18.79%             14.71%         13.75%
S&P 500 Index                                                     15.79%              6.19%          1.87%
----------------------------------------------------------- ------------------- -------------- -------------------

The S&P MidCap 400/Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios. The S&P
500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                    0.44%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                        0.20%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                   0.01%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                             0.65%
------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $66
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $208
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $362
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $810
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

22.21%  -3.90%  -17.68% 48.04%  12.58%  8.92%   9.48%
------  ------  ------- ------  ------  -----   -----
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                  1 year           5 year         Life of Fund*
------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Select Small-Cap Fund (Class A)      9.48%           10.34%            12.26%
Russell 2000 Index                                                18.50%           11.45%             8.98%
------------------------------------------------------------- ---------------- ---------------- ------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.44%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.65%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $66
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $208
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $362
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $810
--------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

10.75%          18.82%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.87% (4th quarter of 2006) and its lowest quarterly return was 0.46% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-------------------------------------------------------------------------- --------------------- ------------------
                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management JNL 5 Fund (Class A)                                18.82%              17.55%
S&P 500 Index                                                                     15.79%              12.56%
-------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.43%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                       0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses                                                                                  0.01%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                            0.64%
------------------------------------------------------------------------------------ -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                             $65
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                           $205
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                           $357
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                          $798
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     o    25% in The Nasdaq(R) 15 Strategy*;

     o    25% in The Value Line(R) 25 Strategy*;

     o    24% in The European 20 Strategy**;

     o    14% in The Global 15 Strategy***; and

     o    12% in The 25 Strategy***.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in the JNLNY Variable Fund I LLC Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

*** Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL Optimized 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL Optimized 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL Optimized 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In
          addition,   foreign   investing   involves  less  publicly   available
          information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The JNL Optimized 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

     o    CONCENTRATION  RISK.  For the  Nasdaq(R)  Strategy  and Value  Line(R)
          Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.51%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                            0.20%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                       0.05%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                     0.01%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                 0.77%
------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                 $79
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                               $246
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                               $428
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $954
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy*;

     o    The European 20 Strategy*;

     o    The Nasdaq(R) 15 Strategy**;

     o    The S&P 24 Strategy**;

     o    The Select Small-Cap Strategy***; and

     o    The Value Line(R) 25 Strategy**.

*    The principal investment strategy is described below.

** Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in the JNLNY Variable Fund I LLC Prospectus.

*** Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

     o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

     o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the VIP Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the VIP Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the VIP Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

9.78%           12.08%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 7.06% (4th quarter of 2006) and its lowest quarterly return was -2.41% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management VIP Fund (Class A)                                  12.08%               14.92%
S&P 500 Index                                                                     15.79%               12.51%
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.45%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                     0.04%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               0.69%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                 $70
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $221
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $384
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                              $859
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-26.97% -47.46% -45.60% 33.02%  17.67%  0.96%   36.12%
------- ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                    1 year           5 year         Life of Fund*
--------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Communications Sector Fund
(Class A)                                                            36.12%            3.19%             -5.06%
Dow Jones US Telecommunications Index                                32.47%           -1.42%             -9.34%
--------------------------------------------------------------- ---------------- ---------------- ------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                     0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                         0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                    0.03%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                              0.75%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------ ----------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
1 Year                                                                                           $77
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
3 Years                                                                                         $240
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
5 Years                                                                                         $417
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
10 Years                                                                                        $930
------------------------------------------------------------------------------------ ----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

7.96%   -8.63%  -5.94%  20.88%  10.08%  -2.41%  13.44%
-----   ------  ------  ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 12.82% (4th quarter of 2004) and its lowest quarterly return was -15.22% (1st quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------- -------------------- ------------------- ------------------
                                                            1 year               5 year          Life of Fund*
----------------------------------------------------- -------------------- ------------------- ------------------
JNL/Mellon Capital Management Consumer Brands
Sector Fund (Class A)                                       13.44%               6.73%               3.62%
Dow Jones US Consumer, Cyclical Index                       13.29%               3.99%               0.84%
----------------------------------------------------- -------------------- ------------------- ------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.52%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.75%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $77
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $240
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $417
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $930
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

27.31%  -11.56% -14.06% 33.30%  13.48%  6.11%   18.68%
------  ------- ------- ------  ------  -----   ------
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- ------------- ------------ ----------------
                                                                          1 year       5 year      Life of Fund*
---------------------------------------------------------------------- ------------- ------------ ----------------
JNL/Mellon Capital Management Financial Sector Fund (Class A)              18.68%           10.35%      6.94%
Dow Jones US Financial Index                                               16.27%            7.94%      5.47%
---------------------------------------------------------------------- ------------- ------------ ----------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                      0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                          0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                     0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                               0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                             $77
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $240
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $417
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $930
-------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

39.63%  -6.84%  -30.62% 28.33%  3.46%   7.61%   6.19%
------  ------  ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 17.07% (3rd quarter of 2003) and its lowest quarterly return was -18.72% (2nd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------- -------------- ------------ -----------------
                                                                          1 year        5 year      Life of Fund*
---------------------------------------------------------------------- -------------- ------------ -----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class A)             6.19%         1.03%          3.91%
Dow Jones US Healthcare Index                                              5.35%         1.35%          2.32%
---------------------------------------------------------------------- -------------- ------------ -----------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.50%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.73%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $75
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                           $233
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                           $406
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                          $906
--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

45.18%  -25.49% -3.51%  31.81%  33.33%  36.79%  20.79%
------  ------- ------  ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 20.22% (3rd quarter of 2005) and its lowest quarterly return was -23.51% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------- --------------------- --------------------- ---------------------
                                                         1 year                5 year            Life of Fund*
------------------------------------------------- --------------------- --------------------- ---------------------
JNL/Mellon Capital Management Oil & Gas Sector
Fund (Class A)                                           20.79%                22.85%                16.36%
Dow Jones US Oil & Gas Index                             20.99%                16.60%                11.55%
------------------------------------------------- --------------------- --------------------- ---------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Oil
& Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                    0.45%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                        0.20%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                   0.03%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                             0.68%
-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $69
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $218
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $379
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $847
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

-20.86% -44.83% -37.20% 45.26%  1.14%   2.43%   9.36%
------- ------- ------- ------  -----   -----   -----
2000    2001    2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------ --------------------- --------------------- --------------------
                                                        1 year                5 year            Life of Fund*
------------------------------------------------ --------------------- --------------------- --------------------
JNL/Mellon Capital Management Technology
Sector Fund (Class A)                                   9.36%                  0.66%                -4.75%
Dow Jones US Technology Index                           9.42%                  0.95%                -5.10%
------------------------------------------------ --------------------- --------------------- --------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                       0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                           0.20%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                      0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                                0.75%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                               $77
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $240
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $417
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $930
---------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND, THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - JNL/MCM SECTOR FUNDS ONLY. The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

NYSE INTERNATIONAL 100 INDEXSM. The NYSE International 100 IndexSM is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 IndexSM assumes that all dividends received during a year are reinvested on a daily basis.

S&P 1000 INDEXSM. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index.

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management NYSE(R) International 25 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management NYSE(R) International 25 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of the VIP Fund, the JNL 5 Fund, the Optimized 5 Fund, the SMid 60 Fund, and the International 25 Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the S&P 500 Index, the FT30 Index, the Hang Seng Index, the NYSE International 100 Index, the S&P 1000 Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

     o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.

     o That the asset level for each model portfolio remained static with no inflows or outflows.

     o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

     o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

     o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

     o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

     o An investment strategy may not become fully invested until five business days into a calendar year.

     o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

     o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


--------------------------------------------------------------------------------------------------------
                                                                                           NYSE(R)
                                                 JNL Optimized 5     S&P SMid 60     International 25
              JNL 5 Strategy     VIP Strategy       Strategy          Strategy           Strategy
--------------------------------------------------------------------------------------------------------
                   Hypothetical Returns            Hypothetical      Hypothetical       Hypothetical
                        (1987-2004)                  Returns           Returns            Returns
                                                   (1987 - 2006)      (1995-2006)        (1996-2006)
                  Historical Performance
                        (2005-2006)
                                                  The funds
                                                  commenced     The fund commenced The fund commenced
                    The funds commenced         operations on      operations on      operations on
                  operations on 10/04/04         05/01/2006          4/30/2007          4/30/2007
--------------------------------------------------------------------------------------------------------
  1987            13.05%            16.53%           18.70%              -%                 -%
  1988            26.55%            14.98%           14.86%              -%                 -%
  1989            26.77%            33.59%           35.07%              -%                 -%
  1990            -4.23%            -2.22%           -0.82%              -%                 -%
  1991            37.48%            50.16%           52.69%              -%                 -%
  1992            16.65%             2.44%            7.65%              -%                 -%
  1993            32.53%            21.11%           31.62%              -%                 -%
  1994            0.20%              2.06%            1.21%              -%                 -%
  1995            30.99%            46.00%           39.66%            37.66%               -%
  1996            22.73%            28.29%           30.24%            20.62%             22.82%
  1997            22.00%            28.96%           29.30%            28.82%             27.10%
  1998            19.24%            53.09%           59.16%             9.53%             23.92%
  1999            11.75%            51.49%           56.24%            17.30%             52.90%
  2000            4.87%              0.97%           -7.88%            19.34%              9.99%
  2001            -2.10%            -8.76%           -9.26%            23.03%             -14.40%
  2002           -12.08%            -12.57%          -16.43%           -5.75%             -17.38%
  2003            34.46%            32.12%           39.16%            55.86%             42.20%
  2004            21.23%            16.70%           21.06%            17.66%             23.05%
           ======================================
  2005            10.75%             9.78%           12.92%             7.23%             15.89%
  2006            18.82%            12.08%           17.97%            12.61%             29.40%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
           2 Year Historical Annualized Returns
                        (2005-2006)
           --------------------------------------
           --------------------------------------
                  14.71%            10.92%
           --------------------------------------
           --------------------------------------
              18 Year Hypothetical Annualized
                          Returns
                        (1987-2004)
           --------------------------------------
           --------------------------------------
                  15.89%            19.07%
           --------------------------------------     Annualized
           --------------------------------------    Hypothetical
                20 Year Annualized Returns             20 Year         Annualized         Annualized
                (Combined hypothetical and             Returns        Hypothetical       Hypothetical
              historical returns) (1987-2005)        (1987-2006)       (1995-2006)        (1996-2006)
           ---------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------
                  15.77%            18.23%           19.73%            19.43%             17.76%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------
            S&P 1000 Index    NYSE International
                                 100 IndexSM
--------------------------------------------------
   1987           -%                  -%
   1988           -%                  -%
   1989           -%                  -%
   1990           -%                  -%
   1991           -%                  -%
   1992           -%                  -%
   1993           -%                  -%
   1994           -%                  -%
   1995         30.69%                -%
   1996         19.85%              18.50%
   1997         30.26%              19.20%
   1998         13.20%              22.64%
   1999         14.11%              41.93%
   2000         15.86%             -20.67%
   2001          1.45%             -21.13%
   2002         -14.54%            -19.14%
   2003         36.61%              37.58%
   2004         18.39%              16.25%
   2005         10.93%              11.22%
   2006         11.89%              24.49%
--------------------------------------------------
                12 Year            11 Year
           Annualized Return  Annualized Return
--------------------------------------------------
              (1995-2006)        (1996-2006)
--------------------------------------------------
                14.94%              9.65%
--------------------------------------------------

NOTE: The treatment of dividends in the performance calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows
(including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The JNL 5 Strategy, the VIP Strategy, the SMid 60 Strategy, the International 25 Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2)  The hypothetical  total return shown does not take into  consideration  any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              $12.59        $0.26        $1.28      $1.54            $ -             $ -        $14.13
        12/31/2005               12.97         0.21        (0.59)     (0.38)             -               -         12.59
        12/31/2004               10.64         0.02         2.31       2.33              -               -         12.97
        12/31/2003                8.01         0.12         2.51       2.63              -               -         10.64
        12/31/2002                9.07        (0.10)       (0.96)     (1.06)             -               -          8.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                4.44         0.12         1.48       1.60          (0.06)          (0.10)         5.88
        12/31/2005                4.93         0.21        (0.16)      0.05          (0.11)          (0.43)         4.44
        12/31/2004                4.19         0.09         0.65       0.74              -               -          4.93
        12/31/2003                3.15         0.02         1.02       1.04              -               -          4.19
        12/31/2002                5.79         0.01        (2.65)     (2.64)             -               -          3.15

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006               11.22         0.05         1.46       1.51          (0.01)          (0.18)        12.54
        12/31/2005               11.79         0.01        (0.29)     (0.28)         (0.01)          (0.28)        11.22
        12/31/2004               10.71         0.02         1.06       1.08              -               -         11.79
        12/31/2003                8.86         0.08         1.77       1.85              -               -         10.71
        12/31/2002                9.42         0.02        (0.58)     (0.56)             -               -          8.86

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              12.23 %    $732,813          53%       0.65%         1.93%
        12/31/2005               (2.93)     547,809          68        0.65          2.25
        12/31/2004                21.90     411,674          42        0.67          1.74
        12/31/2003                32.83     164,658          33        0.81          4.11
        12/31/2002              (11.69)      37,479          36        0.82          2.05

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
        12/31/2006                36.12      55,926         117        0.75          2.18
        12/31/2005                 0.96      13,529          56        0.73          3.71
        12/31/2004                17.67      17,306          48        0.74          2.33
        12/31/2003                33.02       8,244         149        0.91          0.46
        12/31/2002              (45.60)       6,104          51        0.89          0.15

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
        12/31/2006                13.44      23,575          23        0.75          0.42
        12/31/2005               (2.41)      18,615          16        0.73          0.11
        12/31/2004                10.08      15,128          47        0.74          0.14
        12/31/2003                20.88      10,764         168        0.91          0.72
        12/31/2002               (5.94)       9,466          29        0.89          0.39

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006              $13.71        $0.29        $2.27      $2.56        $(0.15)         $(0.10)       $16.02
        12/31/2005               13.12         0.20         0.60       0.80         (0.15)          (0.06)        13.71
        12/31/2004               11.57         0.19         1.37       1.56         (0.01)              -         13.12
        12/31/2003                8.68         0.11         2.78       2.89              -               -        11.57
        12/31/2002               10.10         0.07        (1.49)     (1.42)             -               -         8.68

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006               12.47         0.09         0.68       0.77         (0.06)          (0.29)       12.89
        12/31/2005               11.67         0.04         0.85       0.89         (0.03)          (0.06)       12.47
        12/31/2004               11.28         0.05         0.34       0.39              -               -       11.67
        12/31/2003                8.79        (0.03)        2.52       2.49              -               -       11.28
        12/31/2002               12.67        (0.03)       (3.85)     (3.88)             -               -        8.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006               12.08         0.25         2.03       2.28         (0.04)          (0.01)       14.31
        12/31/2005               10.91         0.09         1.08       1.17              -               -       12.08
    10/04(A)-12/31/2004          10.00         0.03         0.91       0.94         (0.03)              -        10.91

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
        12/31/2006             $18.68 %     $68,536          27%       0.75%         1.99%
        12/31/2005                 6.11      38,586          13        0.73          2.10
        12/31/2004                13.48      29,318           5        0.74          1.88
        12/31/2003                33.30      17,965         162        0.91          1.06
        12/31/2002              (14.06)      14,184          25        0.89          0.70

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
        12/31/2006                 6.19      86,404          22        0.73          0.74
        12/31/2005                 7.61      79,231          20        0.72          0.64
        12/31/2004                 3.46      48,625           7        0.74          0.58
        12/31/2003                28.33      23,634         145        0.91          0.27
        12/31/2002              (30.62)      18,280          44        0.89         (0.28)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006                18.82   3,739,161          32        0.64          1.87
        12/31/2005                10.75   1,264,000          13        0.65          1.69
    10/04(A)-12/31/2004            9.37      87,331           9        0.72          2.44

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006        $10.00        $0.08        $0.75      $0.83       $(0.04)          $0.00  (E)    $ 10.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
        12/31/2006               25.21         0.23         5.02       5.25        (0.11)          (1.36)          28.99
        12/31/2005               18.84         0.09         6.84       6.93        (0.04)          (0.52)          25.21
        12/31/2004               14.13         0.09         4.62       4.71            -               -           18.84
        12/31/2003               10.72         0.08         3.33       3.41            -               -           14.13
        12/31/2002               11.11         0.05        (0.44)     (0.39)           -               -           10.72

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006         8.34 %     $94,219          2%       0.76%         1.19%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL % GAS SECTOR FUND

Class A
        12/31/2006               20.79      300,626          37        0.68          0.83
        12/31/2005               36.79      181,807          34        0.68          0.82
        12/31/2004               33.33       60,910          44        0.73          0.90
        12/31/2003               31.81        9,136         141        0.91          0.65
        12/31/2002               (3.51)       7,408          53        0.89          0.42

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006              $21.73       $(0.09)       $2.15      $2.06            $ -             $ -        $23.79
        12/31/2005               19.95        (0.06)        1.84       1.78              -               -         21.73
        12/31/2004               17.72            -         2.23       2.23              -               -         19.95
        12/31/2003               11.97        (0.05)        5.80       5.75              -               -         17.72
        12/31/2002               14.54         0.11        (2.68)     (2.57)             -               -         11.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                6.27        (0.01)        0.60       0.59              -           (0.02)         6.84
        12/31/2005                6.20        (0.02)        0.17       0.15          (0.06)          (0.02)         6.27
        12/31/2004                6.13         0.08        (0.01)      0.07              -               -          6.20
        12/31/2003                4.22        (0.04)        1.95       1.91              -               -          6.13
        12/31/2002                6.72        (0.03)       (2.47)     (2.50)             -               -          4.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006               12.15         0.12         1.35       1.47          (0.03)          (0.03)        13.56
        12/31/2005               11.10         0.05         1.04       1.09              -           (0.04)        12.15
    10/04(A)-12/31/2004          10.00         0.02         1.10       1.12          (0.02)              -         11.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006                $9.48 %  $722,069          91        0.65%        (0.40)%
        12/31/2005                 8.92     546,818          72        0.65          0.32
        12/31/2004                12.58     356,230          74        0.67          0.03
        12/31/2003                48.04     170,156          39        0.81         (0.12)
        12/31/2002               (17.68)     38,583          63        0.83          1.02

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
        12/31/2006                 9.36      62,827          39        0.75         (0.10)
        12/31/2005                 2.43      47,194          30        0.73         (0.15)
        12/31/2004                 1.14      37,014           8        0.74          1.81
        12/31/2003                45.26      20,434         156        0.91         (0.65)
        12/31/2002               (37.20)     14,515          32        0.89         (0.80)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006                12.08     430,362          53        0.69          0.92
        12/31/2005                 9.78     235,320          20        0.71          0.75
    10/04(A)-12/31/2004           11.17      22,124          56        0.76          1.26

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management
Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon
     Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the
     JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                         File No.:  811-09121


--------

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

                                   PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management JNL Optimized 5 Fund JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund


THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, ARE ALSO REFERRED TO IN THIS PROSPECTUS COLLECTIVELY AS THE JNL/MCM SECTOR FUNDS.

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS B SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

                      (This page intentionally left blank.)



                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         JNL/Mellon Capital Management 25 Fund....................................................................1

         JNL/Mellon Capital Management Select Small-Cap Fund......................................................4

         JNL/Mellon Capital Management JNL 5 Fund.................................................................8

         JNL/Mellon Capital Management JNL Optimized 5 Fund......................................................12

         JNL/Mellon Capital Management VIP Fund..................................................................16

         JNL/Mellon Capital Management Communications Sector Fund................................................21

         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................25

         JNL/Mellon Capital Management Financial Sector Fund.....................................................29

         JNL/Mellon Capital Management Healthcare Sector Fund....................................................33

         JNL/Mellon Capital Management Oil & Gas Sector Fund.....................................................37

         JNL/Mellon Capital Management Technology Sector Fund....................................................41

         JNL/Mellon Capital Management DowSM 10 Fund.............................................................45

         JNL/Mellon Capital Management S&P(R) 10 Fund............................................................48

         JNL/Mellon Capital Management Global 15 Fund............................................................51

         JNL/Mellon Capital Management Nasdaq(R) 15 Fund.........................................................54

         JNL/Mellon Capital Management Value Line(R) 25 Fund.....................................................57

         JNL/Mellon Capital Management S&P(R) 24 Fund............................................................60

         More About the Funds....................................................................................63

Management of the JNL Variable Fund..............................................................................66

         Investment Adviser......................................................................................66

         Investment Sub-Adviser..................................................................................66

Administrative Fee...............................................................................................68

Classes of Shares................................................................................................68

Rule 12b-1 Plan..................................................................................................68

Investment in Fund Interests.....................................................................................68

Market Timing Policy.............................................................................................69

Disclosure of Portfolio Securities...............................................................................70

Redemption of Fund Interests.....................................................................................70

Tax Status.......................................................................................................71

         General.................................................................................................71

         Contract Owners.........................................................................................71

         Internal Revenue Service Diversification Requirements...................................................71

Returns For A Model Portfolio Using JNL/Mellon Capital Management Strategies.....................................72

Financial Highlights.............................................................................................76

Appendix A......................................................................................................A-1

                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

     o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

     o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

     o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS B
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                    0.44%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                        0.00%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                   0.01%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                             0.45%
------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $46
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $144
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $252
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $567
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.44%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.00%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.45%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $46
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $144
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $252
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $567
--------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

10.93%          18.99%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.28% (3rd quarter of 2005) and its lowest quarterly return was 0.92% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Class*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management JNL 5 Fund (Class B)                                18.99%               17.81%
S&P 500 Index                                                                     15.79%               12.56%
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- -----------------------------
                                                                                                CLASS B
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Management/Administrative Fee                                                                     0.43%
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
12b-1 Fee                                                                                         0.00%
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Other Expenses                                                                                    0.01%
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Total Annual Fund Operating Expenses                                                              0.44%
------------------------------------------------------------------------------------- -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS B
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                             $45
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                           $141
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                           $246
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                          $555
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     o    25% in The Nasdaq(R) 15 Strategy*;

     o    25% in The Value Line(R) 25 Strategy*;

     o    24% in The European 20 Strategy**;

     o    14% in The Global 15 Strategy*; and

     o    12% in The 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL Optimized 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL Optimized 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL Optimized 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In
          addition,   foreign   investing   involves  less  publicly   available
          information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The JNL Optimized 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

     o    CONCENTRATION  RISK.  For the  Nasdaq(R)  Strategy  and Value  Line(R)
          Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.51%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                            0.00%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                       0.04%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                     0.01%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                 0.56%
------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                 $57
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                               $179
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                               $313
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $701
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy**;

     o    The European 20 Strategy**;

     o    The Nasdaq(R) 15 Strategy*;

     o    The S&P 24 Strategy*;

     o    The Select Small-Cap Strategy*; and

     o    The Value Line(R) 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

**   The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

     o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

     o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the VIP Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the VIP Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the VIP Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

10.06%          12.34%
------          -------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.38% (3rd quarter of 2005) and its lowest quarterly return was -0.54% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- --------------------- ------------------
                                                                                   1 year          Life of Class*
--------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management VIP Fund (Class B)                                   12.34%              15.21%
S&P 500 Index                                                                      15.79%              12.51%
--------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*    The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- ---------------------------
                                                                                                  CLASS B
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.45%
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.00%
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.04%
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.49%
---------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                $50
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                              $157
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                              $274
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                             $616
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

1.18%           36.68%
-----           ------
2005            2006


During the period covered, the Fund's highest quarterly return was 8.62% (4th quarter of 2004) and its lowest quarterly return was -4.51% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------------------ ----------------- -------------------
                                                                                    1 year         Life of Class*
------------------------------------------------------------------------------ ----------------- -------------------
JNL/Mellon Capital Management Communications Sector Fund (Class B)                  36.68%              14.81%
Dow Jones US Telecommunications Index                                               32.47%              10.00%
------------------------------------------------------------------------------ ----------------- -------------------

*    The Class B shares of the Fund began  operations on March 5, 2004.  The Dow
     Jones US  Telecommunications  Index is a subset of the  benchmark Dow Jones
     U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
     Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.52%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.00%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.03%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.55%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------ -----------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
1 Year                                                                                            $56
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
3 Years                                                                                          $176
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
5 Years                                                                                          $307
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
10 Years                                                                                         $689
------------------------------------------------------------------------------------ -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

-2.15%          13.71%
------          -------
2005            2006


During the period covered, the Fund's highest quarterly return was 12.80% (4th quarter of 2004) and its lowest quarterly return was -3.47% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------------------ ----------------- -------------------
                                                                                    1 year         Life of Class*
------------------------------------------------------------------------------ ----------------- -------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund (Class B)                 13.71%             6.34%
Dow Jones US Consumer, Cyclical Index                                               13.29%             5.61%
------------------------------------------------------------------------------ ----------------- -------------------

*    The Class B shares of the Fund began  operations on March 5, 2004.  The Dow
     Jones US Consumer  Services  Index is a subset of the  benchmark  Dow Jones
     U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
     Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS B
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                      0.52%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                          0.00%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses                                                                                     0.03%
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                               0.55%
------------------------------------------------------------------------------------------ -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $56
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $176
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $307
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $689
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

6.32%           18.99%
-----           ------
2005            2006


During the period covered, the Fund's highest quarterly return was 9.05% (4th quarter of 2004) and its lowest quarterly return was -6.46% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-------------------------------------------------------------------------------- ----------------- -----------------
                                                                                      1 year        Life of Class*
-------------------------------------------------------------------------------- ----------------- -----------------
JNL/Mellon Capital Management Financial Sector Fund (Class B)                        18.99%            10.86%
Dow Jones US Financial Index                                                         16.27%             7.80%
-------------------------------------------------------------------------------- ----------------- -----------------

*    The Fund began operations on March 5, 2004.

The Dow Jones US  Financial  Index is a subset of the  benchmark  Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                       0.52%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                           0.00%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                      0.03%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                0.55%
------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $56
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                         $176
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                         $307
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                        $689
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

7.80%           6.45%
-----           -----
2005            2006


During the period covered, the Fund's highest quarterly return was 5.66% (4th quarter of 2004) and its lowest quarterly return was -4.66% (3rd quarter of
2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------------------------------- ---------------- ----------------
                                                                                        1 year       Life of Class*
----------------------------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class B)                           6.45%            4.46%
Dow Jones US Healthcare Index                                                            5.35%            3.43%
----------------------------------------------------------------------------------- ---------------- ----------------

*    The Class B shares of the Fund began operations on March 5, 2004.

The Dow Jones US  Healthcare  Index is a subset of the  benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS B
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.50%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.00%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.03%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.53%
----------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $54
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $170
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $296
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $665
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

37.03%          21.05%
------          ------
2005            2006


During the period covered, the Fund's highest quarterly return was 20.24% (3rd quarter of 2005) and its lowest quarterly return was -6.33% (4th quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------------------- ---------------- ----------------
                                                                                       1 year       Life of Class*
---------------------------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Oil & Gas Sector Fund (Class B)                           21.05%           28.57%
Dow Jones US Oil & Gas Index                                                            20.99%           26.20%
---------------------------------------------------------------------------------- ---------------- ----------------

*    The Class B shares of the Fund began operations on March 5, 2004.

The Dow  Jones US Oil & Gas Index is a subset of the  benchmark  Dow Jones  U.S.
Total Market Index and is comprised of securities that are classified in the Oil
&  Gas  sector  by  the  Dow  Jones  Industry  Classification   Benchmark.   The
classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                    0.45%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                        0.00%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                   0.04%
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                             0.49%
-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $50
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $157
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $274
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $616
---------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

                                [OBJECT OMITTED]

2.58%           9.47%
-----           -----
2005            2006

During the period covered, the Fund's highest quarterly return was 6.30% (3rd quarter of 2005) and its lowest quarterly return was -10.69% (3rd quarter of
2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------------------- ---------------- -----------------
                                                                                    1 year        Life of Class*
------------------------------------------------------------------------------- ---------------- -----------------
JNL/Mellon Capital Management Technology Sector Fund (Class B)                       9.47%            5.42%
Dow Jones US Technology Index                                                        9.42%            4.56%
------------------------------------------------------------------------------- ---------------- -----------------

*    The Class B shares of the Fund began operations on March 5, 2004.

The Dow Jones US  Technology  Index is a subset of the  benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                        0.52%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                            0.00%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                       0.03%
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                 0.55%
------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $56
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $176
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $307
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                          $689
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.

The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. The 15 stocks with the lowest sums are selected for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 15 Fund.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Nasdaq 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Nasdaq15 Fund invests, and may not favor equity securities at all.

     o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on each Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

     o VALUE INVESTING RISK. The Fund is subject to value investing risk. The criteria used to assess an issuer's value may not be correct. Furthermore, a particular risk of value investing is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Fund's relative performance may suffer.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by the Sub-Adviser, Mellon Capital Management, based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.

The 25 stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o Next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o The numerical ranks achieved by each company in the above step are added; and

     o    The 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Value Line 25 Fund.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Value Line 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Value Line 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Value Line 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 INDEX(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually on each Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 24 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 24 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 24 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes. There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified". With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P(R) 24 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.

The performance of the S&P(R) 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - JNL/MCM SECTOR FUNDS ONLY. The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of the VIP Fund, the JNL 5 Fund, the Optimized 5 Fund, (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

     o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.

     o That the asset level for each model portfolio remained static with no inflows or outflows.

     o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

     o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

     o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

     o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

     o An investment strategy may not become fully invested until five business days into a calendar year.

     o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

     o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


-------------------------------------------------------------------------------------------------------------------
                    JNL 5 Strategy           VIP Strategy       JNL Optimized 5 Strategy      S&P(R) 500 Index
-------------------------------------------------------------------------------------------------------------------
                             Hypothetical Returns                 Hypothetical Returns
                                  (1987-2004)                          (1987-2006)
                            Historical Performance
                                  (2005-2006)                      The fund commenced
                 The funds commenced operations on 10/04/2004    operations on 5/01/2006
-------------------------------------------------------------------------------------------------------------------
   1987                 13.27%                  16.76%                   18.94%                    5.11%
   1988                 26.79%                  15.21%                   15.09%                   16.65%
   1989                 27.02%                  33.85%                   35.34%                   31.54%
   1990                 -4.04%                  -2.03%                   -0.62%                   -3.16%
   1991                 37.75%                  50.45%                   52.99%                   30.56%
   1992                 16.88%                   2.65%                    7.87%                    7.72%
   1993                 32.79%                  21.35%                   31.89%                   10.01%
   1994                 0.40%                    2.26%                    1.42%                    1.30%
   1995                 31.25%                  46.28%                   39.94%                   37.50%
   1996                 22.97%                  28.54%                   30.50%                   23.11%
   1997                 22.24%                  29.22%                   29.56%                   33.29%
   1998                 19.47%                  53.39%                   59.47%                   28.70%
   1999                 11.97%                  51.78%                   56.55%                   21.07%
   2000                 5.08%                    1.17%                   -7.69%                   -9.18%
   2001                 -1.91%                  -8.58%                   -9.07%                   -11.91%
   2002                -11.91%                  -12.39%                  -16.26%                  -22.10%
   2003                 34.72%                  32.38%                   39.44%                   28.72%
   2004                 21.47%                  16.93%                   21.30%                   10.88%
               ==================================================
   2005                 10.93%                  10.06%                   13.15%                    4.91%
   2006                 18.99%                  12.34%                   18.21%                   15.79%
-------------------------------------------------------------------------------------------------------------------
                     2 Year Historical Annualized Returns                                2 Year Annualized Return
                                  (2005-2006)                                                   (2005-2006)
               --------------------------------------------------
                                                                                         --------------------------
                        14.89%                  11.19%                                            10.22%
               --------------------------------------------------                        --------------------------
                    18 Year Hypothetical Annualized Returns                              18 Year Annualized Return
                                  (1987-2004)                                                   (1987-2004)
               --------------------------------------------------                        --------------------------
                        16.12%                  19.31%                                            11.97%
               --------------------------------------------------                        --------------------------
                          20 Year Annualized Returns               20 Year Annualized    20 Year Annualized Return
                (Combined hypothetical and historical returns)     Hypothetical Return
                                  (1987-2006)                          (1987-2006)              (1987-2006)
-------------------------------------------------------------------------------------------------------------------
                        16.00%                  18.47%                   19.97%                   11.79%
-------------------------------------------------------------------------------------------------------------------

NOTE: The treatment of dividends in the performance calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows
(including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The JNL 5 Strategy, the VIP Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2)  The hypothetical  total return shown does not take into  consideration  any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class B
   05/01(A) - 12/31/2006         13.41         0.19         0.54       0.73              -               -         14.14

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
        12/31/2006                4.40         0.12         1.49       1.61          (0.12)          (0.10)         5.79
        12/31/2005                4.88         0.22        (0.16)      0.06          (0.11)          (0.43)         4.40
    03/05(A)-12/31/2004           4.65         0.06         0.23       0.29          (0.06)              -          4.88

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
        12/31/2006               11.27         0.07         1.48       1.55          (0.03)          (0.18)        12.61
        12/31/2005               11.81         0.04        (0.29)     (0.25)         (0.01)          (0.28)        11.27
    03/05(A)-12/31/2004          11.14         0.03         0.64       0.67              -               -         11.81

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class B
   05/01(A) - 12/31/2006           5.44         340          53        0.45          2.12

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
        12/31/2006                36.68         178         117        0.55          2.32
        12/31/2005                 1.18         114          56        0.53          4.35
    03/05(A)-12/31/2004            6.29           7          48        0.50          2.78

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
        12/31/2006                13.71         120          23        0.55          0.62
        12/31/2005               (2.15)         104          16        0.52          0.32
    03/05(A)-12/31/2004            6.01           5          47        0.51          0.48

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
        12/31/2006               13.62         0.32         2.27       2.59         (0.18)          (0.10)        15.93
        12/31/2005               13.01         0.22         0.60       0.82         (0.15)          (0.06)        13.62
    03/05(A)-12/31/2004          12.50         0.15         0.50       0.65         (0.14)              -         13.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class B
        12/31/2006               12.46         0.12         0.68       0.80         (0.06)          (0.29)       12.91
        12/31/2005               11.64         0.07         0.84       0.91         (0.03)          (0.06)       12.46
    03/05(A)-12/31/2004          11.89         0.05        (0.25)     (0.20)        (0.05)              -        11.64

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class B
        12/31/2006               12.10         0.28         2.02       2.30         (0.04)          (0.01)       14.35
        12/31/2005               10.91         0.11         1.08       1.19              -               -       12.10
    10/04(A)-12/31/2004          10.00         0.04         0.90       0.94         (0.03)              -        10.91

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
        12/31/2006                18.99         187          27        0.55          2.18
        12/31/2005                 6.32         150          13        0.52          2.26
    03/05(A)-12/31/2004            5.21          12           5        0.52          2.24

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class B
        12/31/2006                 6.45         236          22        0.53          0.94
        12/31/2005                 7.80         181          20        0.51          0.82
    03/05(A)-12/31/2004          (1.71)          29           7        0.53          0.81

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class B
        12/31/2006                18.99       7,127          32        0.44          2.08
        12/31/2005                10.93       2,731          13        0.45          1.85
    10/04(A)-12/31/2004            9.44         240           9        0.51          2.20

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class B
   05/01(A) - 12/31/2006         10.00         0.11         0.73       0.84        (0.05)           0.00  (E)      10.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class B
        12/31/2006               25.31         0.28         5.05       5.33        (0.07)          (1.36)          29.21
        12/31/2005               18.88         0.15         6.84       6.99        (0.04)          (0.52)          25.31
    03/05(A)-12/31/2004          15.40         0.13         3.35       3.48            -               -           18.88

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class B
   05/01(A) - 12/31/2006          8.46          378          2%        0.55          1.58

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL % GAS SECTOR FUND

Class B
        12/31/2006               21.05          607          37        0.49          0.98
        12/31/2005               37.03          255          34        0.48          1.03
    03/05(A)-12/31/2004          22.60            7          44        0.51          1.16

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class B
   05/01(A) - 12/31/2006         24.18        (0.03)       (0.34)     (0.37)             -               -         23.81

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
        12/31/2006                6.30         0.01         0.59       0.60              -           (0.02)         6.88
        12/31/2005                6.22        (0.10)        0.26       0.16          (0.06)          (0.02)         6.30
   03/05(A) -12/31/2004           6.17         0.12        (0.07)      0.05              -               -          6.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class B
        12/31/2006               12.17         0.14         1.36       1.50          (0.03)          (0.03)        13.61
        12/31/2005               11.09         0.08         1.04       1.12              -           (0.04)        12.17
    10/04(A)-12/31/2004          10.00         0.03         1.08       1.11          (0.02)              -         11.09

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class B
   05/01(A) - 12/31/2006          (1.53)        131          91        0.45         (0.19)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
        12/31/2006                 9.47         177          39        0.55          0.10
        12/31/2005                 2.58         149          30        0.52          0.06
   03/05(A) -12/31/2004            0.81          16           8        0.52          3.96

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class B
        12/31/2006                12.34       1,182          53        0.49          1.12
        12/31/2005                10.06         628          20        0.51          0.94
    10/04(A)-12/31/2004           11.13         111          56        0.55          1.10

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management
Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon
     Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the
     JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund,
JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 FunD or the JNL/Mellon Capital
Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/MelloN Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, in the JNL/Mellon Capital Management VIP Fund and JNL/Mellon CapitaL Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

                                                          File No.:  811-09121

--------

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL Optimized 5 Fund and the JNL/Mellon Capital Management VIP Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management VIP Fund.

                                   PROSPECTUS

                                 April 30, 2007
                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of two groups - JNL/Mellon Capital Management Funds and Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

JNL/MELLON CAPITAL MANAGEMENT FUNDS
         JNL/Mellon Capital Management DowSM 10 Fund
         JNL/Mellon Capital Management S&P(R) 10 Fund
         JNL/Mellon Capital Management Global 15 Fund
         JNL/Mellon Capital Management Nasdaq(R) 15 Fund
         JNL/Mellon Capital Management Value Line(R) 25 Fund
         JNL/Mellon Capital Management DowSM Dividend Fund
         JNL/Mellon Capital Management S&P(R) 24 Fund

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund
         JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management JNL Optimized 5 Fund
         JNL/Mellon Capital Management VIP Fund

SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.



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


                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         JNL/Mellon Capital Management DowSM 10 Fund..............................................................1

         JNL/Mellon Capital Management S&P(R) 10 Fund.............................................................5

         JNL/Mellon Capital Management Global 15 Fund.............................................................9

         JNL/Mellon Capital Management Nasdaq(R) 15 Fund.........................................................13

         JNL/Mellon Capital Management Value Line(R) 25 Fund.....................................................17

         JNL/Mellon Capital Management DowSM Dividend Fund.......................................................21

         JNL/Mellon Capital Management S&P(R) 24 Fund............................................................25

         JNL/Mellon Capital Management 25 Fund...................................................................29

         JNL/Mellon Capital Management Select Small-Cap Fund.....................................................33

         JNL/Mellon Capital Management JNL 5 Fund................................................................38

         JNL/Mellon Capital Management JNL Optimized 5 Fund......................................................42

         JNL/Mellon Capital Management VIP Fund..................................................................46

         More About the Funds....................................................................................51

Management of the JNL Variable Fund..............................................................................54

         Investment Adviser......................................................................................54

         Investment Sub-Adviser..................................................................................54

Administrative Fee...............................................................................................56

Classes of Shares................................................................................................56

Rule 12b-1 Plan..................................................................................................56

Investment in Fund Interests.....................................................................................57

Market Timing Policy.............................................................................................58

Disclosure of Portfolio Securities...............................................................................58

Redemption of Fund Interests.....................................................................................58

Tax Status.......................................................................................................59

         General.................................................................................................59

         Contract Owners.........................................................................................59

         Internal Revenue Service Diversification Requirements...................................................59

Returns For A Model Portfolio Using JNL/Mellon Capital Management Strategies.....................................60

Financial Highlights.............................................................................................66

Appendix A......................................................................................................A-1


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

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

     o The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund.

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

5.15%   -2.83%  -9.87%  25.75%  2.87%   -5.67%  29.56%
-----   ------  ------  ------  -----   ------  ------
2000    20001   2002    2003    2004    2005    2006

During the period covered, the Fund's highest quarterly return was 20.20% (2nd quarter of 2003) and its lowest quarterly return was -21.44% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------------- -------------- ------------ -------------------
                                                                       1 year        5 year       Life of Fund*
------------------------------------------------------------------- -------------- ------------ -------------------
------------------------------------------------------------------- -------------- ------------ -------------------
JNL/Mellon Capital Management DowSM 10 Fund (Class A)                   29.56%             7.33%        3.25%
Dow Jones Industrial Average                                            19.04%             6.80%        3.59%
------------------------------------------------------------------- -------------- ------------ -------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.44%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.03%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.67%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $68
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $214
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $373
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $835
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow 10 Fund may also invest to some degree in money market instruments.

The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

     o The Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

     o The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

     o From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 10 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 10 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 10 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

8.23%   -21.39% -18.07% 18.94%  17.67%  37.26%  4.66%
-----   ------- ------- ------  ------  ------  -----
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 18.16% (3rd quarter of 2000) and its lowest quarterly return was -15.99% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------- ----------------- --------------- -----------------
                                                                      1 year           5 year       Life of Fund*
---------------------------------------------------------------- ----------------- --------------- -----------------
JNL/Mellon Capital Management S&P(R) 10 Fund (Class A)                    4.66%           10.48%           6.02%
S&P 500 Index                                                            15.79%            6.19%           1.87%
---------------------------------------------------------------- ----------------- --------------- -----------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------- -------------------------------
                                                                                               CLASS A
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Management/Administrative Fee                                                                    0.44%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
12b-1 Fee                                                                                        0.20%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Other Expenses                                                                                   0.01%
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Total Annual Fund Operating Expenses                                                             0.65%
----------------------------------------------------------------------------------- -------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                               $66
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                             $208
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                             $362
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                            $810
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The fifteen common stocks are chosen on each Stock Selection Date as follows:

     o The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

     o Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Global 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Global 15 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Global 15 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

-2.78%  -0.69%  -13.82% 33.16%  28.11%  10.19%  40.11%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 26.20% (2nd quarter of 2003) and its lowest quarterly return was -17.20% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------- ---------------- ------------- -------------------
                                                                     1 year          5 year       Life of Fund*
---------------------------------------------------------------- ---------------- ------------- -------------------
JNL/Mellon Capital Management Global 15 Fund (Class A)                40.11%         17.79%          9.47%
MSCI DTR World IndexSM                                                20.13%          9.97%          3.68%
---------------------------------------------------------------- ---------------- ------------- -------------------

The MSCI DTR World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI DTR World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland,
France,  Germany,  Greece, Hong Kong, Ireland,  Italy, Japan,  Netherlands,  New
Zealand, Norway, Portugal,  Singapore,  Spain, Sweden,  Switzerland,  the United
Kingdom and the United States.

* The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ----------------------------
                                                                                                 CLASS A
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                     0.49%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                              0.70%
-------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $72
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $224
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $390
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $871
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.

The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. The 15 stocks with the lowest sums are selected for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 15 Fund.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Nasdaq 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Nasdaq15 Fund invests, and may not favor equity securities at all.

     o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on each Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

     o VALUE INVESTING RISK. The Fund is subject to value investing risk. The criteria used to assess an issuer's value may not be correct. Furthermore, a particular risk of value investing is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Fund's relative performance may suffer.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

-1.01%          4.65%
------          -----
2005            2006


During the period covered, the Fund's highest quarterly return was 8.73% (3rd quarter of 2006) and its lowest quarterly return was 8.56% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund (Class A)                          4.65%               5.41%
Nasdaq 100 Index                                                                   7.30%               21.61%
--------------------------------------------------------------------------- -------------------- -------------------

The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

* The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- -------------------------
                                                                                                CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                   0.52%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                       0.20%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                  0.04%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                            0.76%
--------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $78
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $243
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $422
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $942
--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by the Sub-Adviser, Mellon Capital Management, based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.

The 25 stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o Next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o The numerical ranks achieved by each company in the above step are added; and

     o    The 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Value Line 25 Fund.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Value Line 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Value Line 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Value Line 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]

38.80%          -1.38%
------          ------
2005            2006


During the period covered, the Fund's highest quarterly return was 15.46% (3rd quarter of 2005) and its lowest quarterly return was 6.29% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
---------------------------------------------------------------------------- -------------------- ------------------
                                                                                   1 year           Life of Fund*
---------------------------------------------------------------------------- -------------------- ------------------
JNL/Mellon Capital Management Value Line(R) 25 Fund (Class A)                      -1.38%              22.18%
S&P 500 Index                                                                      15.79%              12.51%
---------------------------------------------------------------------------- -------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.44%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                       0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses                                                                                  0.15%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                            0.79%
------------------------------------------------------------------------------------ -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                               CLASS A
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                           $81
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                         $252
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                         $439
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                        $978
---------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund ("Dow Dividend Fund") is to provide the potential for an above-average total return.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book. The 20 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

The 20 common stocks are chosen on each Stock Selection Date as follows:

     o Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the Sub-Adviser selects only those stocks having at least $11 million of average daily trading volume (this dollar threshold will be adjusted by 10% annually).

     o Next, the Sub-Adviser ranks the remaining stocks by the following two factors:

     o Greatest change in return on assets of the last fiscal year compared to the prior year. An increase in return on assets generally indicates improving business fundamentals.

     o Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

     o The Sub-Adviser then selects an approximately equal-weighted portfolio of the 20 stocks with the best overall ranking on the above two factors for the Dow Dividend Fund.

Companies which, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which the Dow Dividend Fund stocks are selected.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 20 selected companies in approximately the same proportion that such stocks are then held in the Dow Dividend Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE DOW DIVIDEND FUND. An investment in the Dow Dividend Fund is not guaranteed. As with any mutual fund, the value of the Dow Dividend Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow Dividend Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow Dividend Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow Dividend Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Dow Dividend Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The Dow Dividend Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow Dividend Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow Dividend Fund's total return and share price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The Dow Dividend Fund's strategy of investing in 20 companies according to criteria determined on each Stock Selection Date prevents the Dow Dividend Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 20 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow Dividend Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow Dividend Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow Dividend Fund involves selecting common stocks of issuers that have experienced certain rates of growth in assets and a lower, but positive price-to-book ratio. There can be no assurance that the issuers whose stocks are selected will continue to experience a growth in assets.

     o INDUSTRY CONCENTRATION RISK. Because the Dow Dividend Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o UTILITY INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may considered to be concentrated in the utility industry. General problems of such issuers include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

          Utility companies are subject to extensive regulation at the federal and state levels in the United States. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers. In 2001, two California public utilities were threatened with involuntary bankruptcy proceedings by their creditors, and one of these utilities filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

     o FINANCIAL INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may be concentrated in the financial industry. The Fund's performance may be closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and the strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.47%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.03%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Acquired Fund Fees and Expenses*                                                                   0.01%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.71%
----------------------------------------------------------------------------------------- -------------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $73
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $227
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $395
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $883
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Dow Dividend Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow Dividend Fund may also invest to some degree in money market instruments.

The performance of the Dow Dividend Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital
Management Funds" in this prospectus have more information about the Dow Dividend Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 Index(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually on each Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 24 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 24 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the S&P 24 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes. There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified". With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                     0.02%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Acquired Fund Fees and Expenses*                                                                   0.01%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               0.75%
--------------------------------------------------------------------------------------- --------------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                                $77
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $240
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $417
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $930
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P(R) 24 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.

The performance of the S&P(R) 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

     o The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

     o Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

     o From the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the 25 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A
                                [OBJECT OMITTED]

-4.34%  14.23%  -11.69% 32.83%  21.90%  -2.93%  12.23%
------  ------  ------- ------  ------  ------  ------
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 20.09% (4th quarter of 2003) and its lowest quarterly return was -18.33% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------- ------------------- -------------- -------------------
                                                                  1 year           5 year        Life of Fund*
----------------------------------------------------------- ------------------- -------------- -------------------
JNL/Mellon Capital Management 25 Fund (Class A)                     12.23%              9.26%          4.72%
S&P MidCap 400/Barra Value Index                                    18.79%             14.71%         13.75%
S&P 500 Index                                                       15.79%              6.19%          1.87%
----------------------------------------------------------- ------------------- -------------- -------------------

The S&P MidCap 400/Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios. The S&P
500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                    0.44%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                        0.20%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses                                                                                   0.01%
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                             0.65%
------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $66
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $208
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $362
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $810
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $310 million and $1.86 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Select Small-Cap Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

     o The Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o From those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);

     o From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

     o Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o From the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o The Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 40 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Select Small-Cap Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Select Small-Cap Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the Select Small-Cap Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

22.21%  -3.90%  -17.68% 48.04%  12.58%  8.92%   9.48%
------  ------  ------- ------  ------  -----   -----
2000    2001    2002    2003    2004    2005    2006


During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                  1 year           5 year         Life of Fund*
------------------------------------------------------------- ---------------- ---------------- ------------------
JNL/Mellon Capital Management Select Small-Cap Fund (Class A)      9.48%           10.34%             12.26%
Russell 2000 Index                                                18.50%           11.45%             8.98%
------------------------------------------------------------- ---------------- ---------------- ------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.
* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     0.44%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         0.20%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses                                                                                    0.01%
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              0.65%
-------------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $66
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $208
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $362
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $810
--------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

10.75%          18.82%
------          ------
2005            2006

During the period covered, the Fund's highest quarterly return was 6.87% (4th quarter of 2006) and its lowest quarterly return was 0.46% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-------------------------------------------------------------------------- --------------------- ------------------
                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management JNL 5 Fund (Class A)                                18.82%              17.55%
S&P 500 Index                                                                     15.79%              12.56%
-------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.43%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                       0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses                                                                                  0.01%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                            0.64%
------------------------------------------------------------------------------------ -----------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                             $65
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                           $205
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                           $357
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                          $798
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     o    25% in The Nasdaq(R) 15 Strategy*;

     o    25% in The Value Line(R) 25 Strategy*;

     o    24% in The European 20 Strategy**;

     o    14% in The Global 15 Strategy*; and

     o    12% in The 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the JNL Optimized 5 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the JNL Optimized 5 Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the JNL Optimized 5 Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In
          addition,   foreign   investing   involves  less  publicly   available
          information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The JNL Optimized 5 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

     o    CONCENTRATION  RISK.  For the  Nasdaq(R)  Strategy  and Value  Line(R)
          Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance information has not been presented because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.51%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                            0.20%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                       0.05%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                     0.01%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                 0.77%
------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                 $79
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                               $246
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                               $428
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $954
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy**;

     o    The European 20 Strategy**;

     o    The Nasdaq(R) 15 Strategy*;

     o    The S&P 24 Strategy*;

     o    The Select Small-Cap Strategy*; and

     o    The Value Line(R) 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

**   The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

     o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

     o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

     o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

     o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the VIP Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the VIP Fund invests, and may not favor equity securities at all.

     o COMPANY RISK. Because the VIP Fund invests in U.S. and foreign traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

     o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

     o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

     o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change the investment strategy.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

                                [OBJECT OMITTED]

9.78%           12.08%
-----           ------
2005            2006

During the period covered, the Fund's highest quarterly return was 7.06% (4th quarter of 2006) and its lowest quarterly return was -2.41% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management VIP Fund (Class A)                                  12.08%               14.92%
S&P 500 Index                                                                     15.79%               12.51%
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.45%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                     0.04%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               0.69%
--------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                 $70
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $221
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $384
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                              $859
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE (R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/MCM FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. None of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 36 of the approximately 497 stocks currently listed on the Stock Exchange of Hong Kong Ltd. ("Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 66% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

DOW JONES SELECT DIVIDEND INDEXSM. The Dow Jones Select Dividend IndexSM consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market IndexSM that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.

VALUE LINE INDEX(R). The Value Line Index(R) is an equal-weighted stock index containing 1,700 companies from the New York Stock Exchange, American Stock Exchange, Nasdaq and over-the-counter market. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six to 12 months relative to others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%

A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

INVESTMENT SUB-ADVISER

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000.Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. In his position, he co-manages a team of portfolio managers for domestic and international equity indexing funds, reviews trades proposed by the portfolio managers, reviews and monitors accounts, and approves corporate action responses. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o Performing initial due diligence on prospective Sub-Advisers for the Funds;

     o    Monitoring the performance of Sub-Advisers;

     o    Communicating performance expectations to the Sub-Advisers; and

     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management Global 15 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies. An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" the international securities in the Funds if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/Mellon Capital Management Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/Mellon Capital Management Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of the S&P(R) 24 Fund, the Nasdaq(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund, the JNL 5 Fund, the Optimized 5 Fund, and the DowSM Dividend Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

     o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.

     o That the asset level for each model portfolio remained static with no inflows or outflows.

     o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

     o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

     o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

     o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

     o An investment strategy may not become fully invested until five business days into a calendar year.

     o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

     o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


-------------------------------------------------------------------------------------------------------
                                                             Value Line(R) 25
                 JNL 5 Strategy     Nasdaq(R) 15 Strategy         Strategy            VIP Strategy
-------------------------------------------------------------------------------------------------------

                                               Hypothetical Returns
                                                   (1987-2004)



                                              Historical Performance
                                                   (2005-2006)
                                   The funds commenced operations on 10/04/2004
-------------------------------------------------------------------------------------------------------
   1987              13.05%                18.61%                15.07%                16.53%
   1988              26.55%                7.85%                 6.71%                 14.98%
   1989              26.77%                44.48%                42.43%                33.59%
   1990              -4.23%                -6.50%                6.28%                 -2.22%
   1991              37.48%                88.34%                64.13%                50.16%
   1992              16.65%                4.55%                 5.64%                 2.44%
   1993              32.53%                31.12%                11.93%                21.11%
   1994              0.20%                 0.98%                 2.86%                 2.06%
   1995              30.99%                60.33%                43.48%                46.00%
   1996              22.73%                26.79%                44.34%                28.29%
   1997              22.00%                33.92%                39.71%                28.96%
   1998              19.24%               104.56%                92.40%                53.09%
   1999              11.75%               101.87%               100.42%                51.49%
   2000              4.87%                -20.47%               -19.55%                0.97%
   2001              -2.10%               -33.72%                0.09%                 -8.76%
   2002             -12.08%               -27.09%               -20.15%               -12.57%
   2003              34.46%                32.26%                43.26%                32.12%
   2004              21.23%                2.25%                 15.49%                16.70%
             =========================================================================================
   2005              10.75%                -1.01%                38.80%                9.78%
   2006              18.82%                4.65%                 -1.38%                12.08%
-------------------------------------------------------------------------------------------------------

                                       2 Year Historical Annualized Returns
                                                   (2005-2006)
------------------------------------------------------------------------------------------------------
                     14.71%                1.78%                 17.00%                10.92%
------------------------------------------------------------------------------------------------------

                                     18 Year Hypothetical Annualized Returns
                                                   (1987-2004)
------------------------------------------------------------------------------------------------------
                     15.89%                19.93%                23.40%                19.07%
------------------------------------------------------------------------------------------------------


                                            20 Year Annualized Returns
                                  (Combined hypothetical and historical returns)
                                                   (1987-2006)
-------------------------------------------------------------------------------------------------------
                     15.77%                17.97%                22.75%                18.23%
-------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                  DowSM Dividend                             JNL Optimized 5
                     Strategy          S&P(R) 24 Strategy          Strategy
-------------------------------------------------------------------------------

                 Hypothetical                 Hypothetical Returns
                   Returns                        (1987-2006)
                  (1992-2006)

              The fund commenced
                operations on
                  1/17/2006
                                  The funds commenced operations on 5/01/2006
-------------------------------------------------------------------------------
   1987               -%                  8.45%                 18.70%
   1988               -%                  16.36%                14.86%
   1989               -%                  32.47%                35.07%
   1990               -%                  4.51%                 -0.82%
   1991               -%                  45.34%                52.69%
   1992             16.76%                0.97%                 7.65%
   1993             23.72%                12.39%                31.62%
   1994             -2.05%                4.20%                 1.21%
   1995             44.32%                47.13%                39.66%
   1996             27.28%                18.46%                30.24%
   1997             37.64%                33.75%                29.30%
   1998             -2.81%                51.57%                59.16%
   1999             -3.11%                48.34%                56.24%
   2000             21.52%                9.50%                 -7.88%
   2001             29.05%               -16.45%                -9.26%
   2002             -2.39%                -5.28%               -16.43%
   2003             38.53%                26.36%                39.16%
   2004             14.93%                18.29%                21.06%
   2005             4.67%                 -0.86%                12.92%
   2006             23.63%                5.82%                 17.97%
-------------------------------------------------------------------------------

               15 Year Annualized
               Hypothetical Return
                                      20 Year Annualized Hypothetical Returns
                 (1992-2006)                        (1987-2006)
-------------------------------------------------------------------------------
                    17.06%                16.55%                19.73%
-------------------------------------------------------------------------------



----------------------------------------------------------------------------
                   S&P(R) 500 Index    Nasdaq(R) 100 Index   Dow Jones Select
                                                             Dividend IndexSM
----------------------------------------------------------------------------
   1987                5.11%               10.49%               -%
   1988                16.65%              13.54%               -%
   1989                31.54%              26.17%               -%
   1990                -3.16%             -10.41%               -%
   1991                30.56%              64.99%               -%
   1992                7.72%               8.87%              22.65%
   1993                10.01%              11.67%             14.59%
   1994                1.30%               1.74%              -0.19%
   1995                37.50%              43.01%             42.80%
   1996                23.11%              42.74%             25.08%
   1997                33.29%              20.77%             37.83%
   1998                28.70%              85.43%              4.33%
   1999                21.07%             102.05%             -4.08%
   2000                -9.18%             -36.82%             24.86%
   2001               -11.91%             -32.61%             13.09%
   2002               -22.10%             -37.52%             -3.94%
   2003                28.72%              49.48%             30.16%
   2004                10.88%              10.72%             18.14%
   2005                4.91%               1.88%               3.77%
   2006                15.79%              7.26%              19.54%
----------------------------------------------------------------------------
                       2 Year Annualized Returns
                              (2005-2006)
                -----------------------------------------
                       10.22%              4.54%
                -----------------------------------------
                       18 Year Annualized Returns
                              (1987-2004)
                -----------------------------------------
                       11.97%              14.68%
                -----------------------------------------
        `                                                     15 Year
                       20 Year Annualized Returns        Annualized Return
                              (1987-2006)                   (1992-2006)
----------------------------------------------------------------------------
                       11.79%              13.62%             15.73%
----------------------------------------------------------------------------






---------------------------------------------------------------------------------------------------------------------
             25 Strategy        DowSM 10       Select Small-Cap    S&P(R) 10         Global 15      S&P 500 Index
                                Strategy          Strategy         Strategy         Strategy
---------------------------------------------------------------------------------------------------------------------
                                                    Historical Performance
                                                         (2000-2006)
---------------------------------------------------------------------------------------------------------------------
                                The funds commenced operations on 7/06/1999
---------------------------------------------------------------------------------------------------------------------
   2000         -4.34%            5.15%            22.21%            8.23%            -2.78%            -9.18%
   2001         14.23%            -2.83%           -3.90%           -21.39%           -0.69%           -11.91%
   2002        -11.69%            -9.87%           -17.68%          -18.07%           -13.82%          -22.10%
   2003         32.83%            25.75%           48.04%            18.94%           33.16%            28.72%
   2004         21.90%            2.87%            12.58%            17.67%           28.11%            10.88%
   2005         -2.93%            -5.67%            8.92%            37.26%           10.19%            4.91%
   2006         12.23%            29.56%            9.48%            4.66%            40.11%            15.79%
---------------------------------------------------------------------------------------------------------------------
                                             7 Year Historical Annualized Returns
                                                         (2000-2006)
---------------------------------------------------------------------------------------------------------------------
                7.90%             5.51%             9.78%            4.94%            11.86%            1.11%
---------------------------------------------------------------------------------------------------------------------

NOTE: The treatment of dividends in the performance calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows
(including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy, the DowSM Dividend Strategy, the S&P(R) 24 Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2)  The hypothetical  total return shown does not take into  consideration  any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              $12.59        $0.26        $1.28      $1.54            $ -             $ -        $14.13
        12/31/2005               12.97         0.21        (0.59)     (0.38)             -               -         12.59
        12/31/2004               10.64         0.02         2.31       2.33              -               -         12.97
        12/31/2003                8.01         0.12         2.51       2.63              -               -         10.64
        12/31/2002                9.07        (0.10)       (0.96)     (1.06)             -               -          8.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
        12/31/2006                9.81         0.38         2.52       2.90              -               -         12.71
        12/31/2005               10.40         0.20        (0.79)     (0.59)             -               -          9.81
        12/31/2004               10.11         0.09         0.20       0.29              -               -         10.40
        12/31/2003                8.04         0.03         2.04       2.07              -               -         10.11
        12/31/2002                8.92         0.01        (0.89)     (0.88)             -               -          8.04

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND
Class A
   01/17(A) -12/31/2006          10.00         0.29         1.70       1.99              -               -         11.99

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
        12/31/2006              12.23 %    $732,813          53%       0.65%         1.93%
        12/31/2005               (2.93)     547,809          68        0.65          2.25
        12/31/2004                21.90     411,674          42        0.67          1.74
        12/31/2003                32.83     164,658          33        0.81          4.11
        12/31/2002              (11.69)      37,479          36        0.82          2.05

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
        12/31/2006                29.56     847,894           8        0.67          3.41
        12/31/2005               (5.67)     547,056          23        0.68          3.60
        12/31/2004                 2.87     429,834          27        0.67          3.17
        12/31/2003                25.75     229,090          25        0.81          3.10
        12/31/2002               (9.87)      80,821          22        0.83          2.92

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND
Class A
   01/17(A) -12/31/2006           19.90     278,522           5        0.70          2.74

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
        12/31/2006               14.06         0.64         5.00       5.64              -               -        19.70
        12/31/2005               12.76         0.26         1.04       1.30              -               -        14.06
        12/31/2004                9.96         0.13         2.67       2.80              -               -        12.76
        12/31/2003                7.48        (0.22)        2.70       2.48              -               -         9.96
        12/31/2002                8.68        (0.39)       (0.81)     (1.20)             -               -         7.48

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006               12.08         0.25         2.03       2.28         (0.04)          (0.01)       14.31
        12/31/2005               10.91         0.09         1.08       1.17              -               -       12.08
    10/04(A)-12/31/2004          10.00         0.03         0.91       0.94         (0.03)              -        10.91

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                      Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
        12/31/2006                40.11   1,121,001          36        0.70          3.87
        12/31/2005                10.19     639,672          41        0.71          3.40
        12/31/2004                28.11     395,405          16        0.72          3.24
        12/31/2003                33.16     141,388          29        0.86          3.44
        12/31/2002              (13.82)      30,501          20        0.88          3.59

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
        12/31/2006                18.82   3,739,161          32        0.64          1.87
        12/31/2005                10.75   1,264,000          13        0.65          1.69
    10/04(A)-12/31/2004            9.37      87,331           9        0.72          2.44

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.

(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C) Annualized for periods less than one year.

(D) Calculated using the average shares method for the year ended December 31, 2006.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006        $10.00        $0.08        $0.75      $0.83       $(0.04)          $0.00  (E)    $ 10.79

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
        12/31/2006               10.76        (0.07)        0.57       0.50            -               -           11.26
        12/31/2005               10.87            -        (0.11)     (0.11)           -               -           10.76
    10/04(A)-12/31/2004          10.00            -         0.87       0.87            -               -           10.87

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
        12/31/2006               14.81         0.04         0.65       0.69            -               -           15.50
        12/31/2005               10.79        (0.03)        4.05       4.02            -               -           14.81
        12/31/2004                9.17         0.04         1.58       1.62            -               -           10.79
        12/31/2003                7.71         0.02         1.44       1.46            -               -            9.17
        12/31/2002                9.41            -        (1.70)     (1.70)           -               -            7.71

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND

Class A
   05/01(A) - 12/31/2006         10.00         0.03         0.27       0.30            -               -           10.30

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
   05/01(A) - 12/31/2006         8.34 %     $94,219          2%       0.76%         1.19%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
        12/31/2006                4.65       65,366          91        0.76        (0.67)
        12/31/2005               (1.01)      42,139          38        0.76        (0.10)
    10/04(A)-12/31/2004           8.70        9,087          59        0.76        (0.24)

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
        12/31/2006                4.66      803,010          68        0.65          0.24
        12/31/2005               37.26      694,829          67        0.66         (0.03)
        12/31/2004               17.67      361,518          62        0.67          0.83
        12/31/2003               18.94      155,143          49        0.81          0.69
        12/31/2002              (18.07)      41,209          69        0.83          0.29

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND

Class A
   05/01(A) - 12/31/2006          3.00       17,705           2        0.74          0.40

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.
(E) Distributions of $0.00 represent amounts less than $0.005.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006              $21.73       $(0.09)       $2.15      $2.06            $ -             $ -        $23.79
        12/31/2005               19.95        (0.06)        1.84       1.78              -               -         21.73
        12/31/2004               17.72            -         2.23       2.23              -               -         19.95
        12/31/2003               11.97        (0.05)        5.80       5.75              -               -         17.72
        12/31/2002               14.54         0.11        (2.68)     (2.57)             -               -         11.97

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006               12.15         0.12         1.35       1.47          (0.03)          (0.03)        13.56
        12/31/2005               11.10         0.05         1.04       1.09              -           (0.04)        12.15
    10/04(A)-12/31/2004          10.00         0.02         1.10       1.12          (0.02)              -         11.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
        12/31/2006               15.92        (0.02)       (0.20)     (0.22)             -               -         15.70
        12/31/2005               11.47            -         4.45       4.45              -               -         15.92
    10/04(A)-12/31/2004          10.00        (0.01)        1.48       1.47              -               -         11.47

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
        12/31/2006                $9.48 %  $722,069          91        0.65%        (0.40)%
        12/31/2005                 8.92     546,818          72        0.65          0.32
        12/31/2004                12.58     356,230          74        0.67          0.03
        12/31/2003                48.04     170,156          39        0.81         (0.12)
        12/31/2002               (17.68)     38,583          63        0.83          1.02

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
        12/31/2006                12.08     430,362          53        0.69          0.92
        12/31/2005                 9.78     235,320          20        0.71          0.75
    10/04(A)-12/31/2004           11.17      22,124          56        0.76          1.26

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
        12/31/2006                (1.38)    822,541          55        0.79         (0.15)
        12/31/2005                38.80     451,861          18        0.81         (0.11)
    10/04(A)-12/31/2004           14.70      33,055          21        0.87         (0.52)

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.

                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM", "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT
          DOWSM DIVIDEND FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE
          JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund or the JNL/Mellon Capital
Management VIP Fund. ThE JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL OptimizeD 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value LinE Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, in the JNL/Mellon Capital Management VIP Fund anD JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                          File No.:  811-09121

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Variable Fund LLC Prospectus, dated April 30, 2007. Not all Funds described in this Statement of Additional Information may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company(R) ("JacksonSM"). The financial statements of the JNL Variable Fund LLC for the year ended December 31, 2006, are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund's Annual Report to interest holders. The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

--------------------------------------------------------------------------------

                    SHAREHOLDER COMMUNICATIONS WITH MANAGERS

Shareholders of the Funds can communicate directly with the Board of Managers ("Board") by writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual manager by writing to that manager at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual managers are not screened before being delivered to the addressee.

                                TABLE OF CONTENTS

General Information and History............................................   2
Common Types of Investments and Management Practices.......................   2
Additional Risk Considerations.............................................  10
Investment Restrictions Applicable to All Funds............................  24
Managers and Officers of the JNL Variable Fund.............................  26
Principal Holders of the Funds' Interests..................................  34
Investment Adviser, Sub-Adviser and Other Service Providers................  36
Disclosure of Portfolio Information........................................  51
Purchases, Redemptions and Pricing of Interests............................  54
Description of Interests; Voting Rights; Interest Holder Inquiries.........  57
Tax Status.................................................................  58
Financial Statements ......................................................  61

                         GENERAL INFORMATION AND HISTORY

JNL Variable Fund LLC ("JNL Variable Fund") is an open-end management company organized as a Delaware limited liability company on October 13, 1998. The JNL Variable Fund LLC is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"). Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser") serves as the investment adviser to the JNL Variable Fund. The JNL Variable Fund offers interests in separate Funds (each a "Fund" and collectively, the "Funds"), which are comprised of two groups as defined in the Prospectus - JNL/Mellon Capital Management Funds and JNL/Mellon Capital Management Regulated Investment Company Funds ("Regulated Investment Company Funds"). Each of the Funds is "non-diversified," which means a Fund may hold securities of a smaller number of issuers than if it was a "diversified" fund.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. The Funds may borrow for investment purposes to the extent permitted under the 1940 Act. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON STOCKS. A Fund may invest in common stocks. Stocks represent shares of ownership in a company. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL FUNDS EXCLUDING THE JNL/MELLON CAPITAL MANAGEMENT SECTOR FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.

As of the January 2005 Stock Selection Date, the following will no longer apply. In selecting the securities to be purchased by each of the Funds excluding the Regulated Investment Company Funds, the Sub-Adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.

DEPOSITORY RECEIPTS. American Depository Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depository receipts in registered form are intended for use in the U.S. securities markets, while depository receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depository receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depository receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depository receipts involve many of the same risks as direct investments in foreign securities, described below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

     LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

     PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and dollar-denominated securities traded in the U.S. (such as ADRs). Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell "regulated" futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.

     The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term "commodity pool operator" and the Funds' have claimed an exclusion from the definition of the term under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as commodity pool advisers or commodity pool operators under that Act.

     If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or common stock index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933, as amended) not determined to be liquid in accord with guidelines established by the Fund's Board of Managers; over-the-counter ("OTC") options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.

INSTALLMENT RECEIPTS. Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

INVESTMENT COMPANIES. A Fund may invest in investment companies to the extent permitted under the 1940 Act, included unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the JNL Variable Fund's investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES  LENDING.  Lending  portfolio  securities  enables  a  Fund  to  earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

The Funds' Board of Managers ("Board" or "Managers") has approved each Fund's participation in a securities lending program. Under the securities lending program, the Funds have retained an affiliate of a sub-adviser to serve as the securities lending agent (Mellon Bank, N.A.). Mellon Trust of New England, N.A., an affiliate of the Sub-Adviser and securities lending agent, serves as the Funds' custodian. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds' Board will periodically review information on the Funds' securities lending program.

The net securities lending revenue is shared by the lending agent and the Funds. The Funds retain 100% of their portion. The securities lending revenue "split" between the Funds and the lending agent was determined based on the Adviser's review of competitive industry information. The Adviser will periodically review the "split" between the lending agent and the Funds.

SECURITY-RELATED ISSUERS. The JNL Variable Fund has been granted exemptive relief from the SEC to allow some of the Funds to invest more than 5% of its assets (up to percentage limits specified in the exemptive relief as to some of the JNL/Mellon Capital Management Funds) in the securities of any issuer that derives more than 15% of its gross revenue from "securities related activities" (as defined in Rule 12d3-1 under the 1940 Act). The Funds to which this exemptive relief apply are the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, and the JNL/Mellon Capital Management Global 15 Fund. This exemptive relief permits these Funds to pursue their principal investment strategies that involve investment of a Fund's assets in securities of only a limited number of issuers, even where certain of those issuers may be "securities related" issuers.

SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Managers, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price, resulting in a loss to the Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (E.G., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase common stock at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.

WRITING COVERED OPTIONS ON SECURITIES. A Fund may "write" (sell) covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the sub-adviser determines is appropriate in seeking to attain a Fund's investment objective. Call options written by a Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

A Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). A Fund may also write combinations of covered puts and covered calls on the same underlying security.

A Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging markets economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve all of the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the
performance  of  a  Fund,   depending  on  the  extent  of  the  Fund's  foreign
investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing or selling securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not been employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If the sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(4) the possible absence of a liquid secondary market for any particular instrument at any time.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of "Futures, Options, and Other Derivative Instruments" herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

INVESTMENT STRATEGY RISKS. The common stocks selected for certain JNL/Mellon Capital Management Funds generally share attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or exchange. The issuers of such common stocks may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the common stocks selected will or will not change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the common stocks will be maintained or that share prices will not decline further during the holding period of such stocks in the JNL/Mellon Capital Management Funds, or that the common stock will continue to be included in the respective indices or exchanges. Investing in stocks with low share prices or highest dividend yields amounts to a "contrarian" strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective strategy-based Fund's investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a JNL/Mellon Capital
Management Fund's objective will be achieved or that a JNL/Mellon Capital Management Fund will achieve capital appreciation of its portfolio holdings in excess of such JNL/Mellon Capital Management Fund's expenses. Because of the contrarian nature of the investment strategies of the JNL/Mellon Capital Management Funds, and the attributes of the common stock which caused inclusion in their portfolios, such JNL/Mellon Capital Management Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, the strategies for all of the JNL/Mellon Capital Management Funds have underperformed their respective index or indices in certain years.

TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

LITIGATION. At any time, litigation may be instituted on a variety of grounds with respect to the issuer of a common stock held in a Fund's portfolio. It is not possible to predict whether any litigation, including the above-described litigation, that has been or will be instituted, might have a material adverse effect on the JNL Variable Fund or any Funds.

SECTOR FUNDS

     COMMUNICATIONS SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the communications industry in general.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuer will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government may continue to deregulate the communications industry, promoting vigorous economic competition and resulting in rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the stocks held by the Fund. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Fund's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Companies involved in the communications sector are currently in the midst of an industry-wide slowdown. Inability to secure additional customers, decreases in sales of network infrastructure, decreases in purchases from existing customers, overcapacity and oversupply in the industry, saturation of several key markets and weak subscriber growth have all contributed to the current industry weakness. Local phone markets have been pressured by a weak economy and by a shift to wireless phones and the Internet. In addition, sales of luxury items like second phone lines and high-speed Internet access have slowed, while pricing pressure and competition have intensified. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology. As a result, many companies have been compelled to cut costs by reducing their workforce, outsourcing, consolidating and/or closing existing facilities and divesting low selling product lines.

Several recent high profile bankruptcies have called attention to the potentially unstable financial condition of communications companies. These bankruptcies have resulted at least in part from declines in revenues, increases in company debt and difficulties obtaining necessary capital. Certain companies involved in the industry have also faced scrutiny for overstating financial reports and the subsequent turnover of high-ranking company officials.

     CONSUMER BRANDS SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the consumer goods industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer goods will be affected by the economic health of consumers, including available disposable household incomes. A weak economy with its consequent effect on consumer spending could have an adverse effect on consumer goods companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

     FINANCIAL SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in the banking and financial services sector in general.

Banks, thrifts and their holding companies especially are subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsides, this income will diminish. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation, can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Their impact on the business, financial condition and prospects of the issuers of the common stock in the Fund's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act that separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks are able to purchase or establish subsidiary banks in any state. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities are reviewing the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the issuers of the common stocks held in the Fund's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. It is not possible to predict what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Fund's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 25% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. It is not possible to make any prediction as to the effect, if any, such laws will have on the issuers of common stocks held by the Fund or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multi-line insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters, including terrorist activities. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes also may adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition;
(ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses resulting from many things, including acts of terrorism, which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices;
(iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations, and (viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulations. It is difficult to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations could cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 (Superfund) and comparable state statutes (mini-Superfund) govern the clean-up and restoration by "Potentially Responsible Parties" ("PRPs"). Superfund and the mini-Superfunds (Environmental Clean-up Laws or ECLs) establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability have not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and the definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds that have been, or may be, named as PRPs is uncertain. The Superfund Amendments and Reauthorization Act ("SARA") amended Superfund on October 17, 1986. SARA reflected the Environmental Protection Agency's experience in administering the complex Superfund program during its first six years and made several important changes. Among other things, SARA: required Superfund actions to consider the standards and requirements found in other State and Federal environmental laws and regulations; provided new enforcement authorities and settlement tools; increased state involvement in every phase of the Superfund program; and increased the size of the trust fund to $8.5 billion. Superfund reform proposals have been introduced in Congress but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker-dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as on the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the common stocks included in this Fund will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

     HEALTHCARE SECTOR FUND. An investment in this Fund should be made with an understanding of the characteristics of the pharmaceutical and healthcare industries and the risks that such investment may entail.

Pharmaceutical and healthcare companies include companies involved in drug development and production services, biotechnology, and advanced medical devices and instruments. Such companies are subject to governmental regulation of their products and services, a factor that could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products and services, generic drug sales, the termination of their patent protection for drug or medical supplies products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug or other medical product to market are substantial and include lengthy government review processes, with no guarantee that the product will ever come to market. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among others, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distribution of drugs, vaccines, medical products and services. These activities may make the pharmaceutical and healthcare sectors very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Fund's objectives will be met.

Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. It is not possible to predict the effect of any of these proposals, if enacted, on the issuers of common stock in the Fund.

     OIL & GAS SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the energy industry in general.

The Oil & Gas Sector Fund invests in common stock of companies involved in the energy industry. The business activities of companies whose stocks are held in this Fund may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field are also considered for this Fund.

The securities of companies in the energy field are subject to changes in value and dividend yield that depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the common stocks held in this Fund may be subject to rapid price volatility. It is not possible to predict what impact the foregoing factors will have on the common stocks held in this Fund.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. The possibility or outbreak of war in the Middle East also may affect the cost and supply of oil and oil-related products. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production likely will lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns also will pose serious challenges to the industry over the coming decade. Refiners likely will be required to make heavy capital investments and major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in this Fund.

     TECHNOLOGY SECTOR FUND. An investment in this Fund should be made with an understanding of the characteristics of the technology industry and the risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking, communications equipment, internet access, information providers, semiconductors and semiconductor equipment, and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the common stock in which the Fund may invest will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stocks of issuers in the technology sector, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the common stocks in which the Fund invests.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of common stock will obtain orders of similar magnitude such as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of common stock owned by the Fund.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the common stocks in which the Fund may invest to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the common stock in which the Fund may invest.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slow down in Asian demand and a shift in retail personal computer sales toward the low end, or "sub-$1000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-price personal computers.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES APPLICABLE TO ALL FUNDS. The following are fundamental policies, which means they may not be changed without the affirmative vote of the majority of the outstanding voting securities of the JNL Variable Fund (or, as to a matter affecting only a particular Fund or Funds, a vote of the majority of the outstanding voting securities of such Fund or Funds). The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% of the Fund interests represented at a meeting at which more than 50% of the outstanding interests are represented or (ii) more than 50% of the outstanding voting interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting interests of such Fund vote for the approval of such matter, notwithstanding that: (i) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other Funds affected by such matter, and (ii) such matter has not been approved by the vote of a majority of the outstanding voting JNL Variable Fund interests.

     (1)  No Fund may issue senior securities.

     (2) A Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 25% of the value of a Fund's assets. In the case of any borrowing, a Fund may pledge, mortgage or hypothecate up to 15% of its assets.

     (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.

     (4)  A Fund will not purchase or sell real estate or interests therein.

     (5) A Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) A Fund may invest in repurchase agreements and warrants and engage in futures and options transactions and securities lending.

None of the Funds are a "diversified company," as that term is defined in the 1940 Act. There are no limitations on the concentration of the investments held by any Fund in any particular industry or group of industries. However, because each Sector Fund invests primarily in common stocks of companies within specific industries, the Sector Funds' performance is closely tied to, and affected by, those specific industries. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly to and move in unison with these and other market conditions. As a result of these factors, stocks in which the Sector Funds invest may be more volatile than a mixture of stocks of companies from a wide variety of industries.

OPERATING POLICIES. The Managers have adopted additional investment restrictions for the funds. The restrictions or operating policies of the funds may be changed by the Managers without shareholder approval. The additional investment restrictions adopted by the Managers to date include the following:

     (a) A Fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (f) or (g) of Section 12(d)(1) of the 1940 Act.

RULE 35D-1. Certain of the Funds, as noted immediately above or in the prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the JNL Variable Fund the names of which include terms that suggest a focus on a particular type of investment.

INSURANCE LAW RESTRICTIONS. In connection with the JNL Variable Fund's agreement to sell interests in the Funds to separate accounts of insurance companies, JNAM and insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the JNL Variable Fund complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action, which might include ceasing to make investments in the Fund or JNL Variable Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the JNL Variable Fund's operations.

                 MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND

The officers of the JNL Variable Fund manage its day-to-day operations and are responsible to the JNL Variable Fund's Board of Managers. The Board of Managers sets broad policies for each Fund and chooses the JNL Variable Fund's officers. All of the Managers also serve as Trustees or Managers for the other investment companies in the Fund Complex (as defined below). Since December 2003, the Managers met as a consolidated Board for all of the investment companies in the Fund Complex.

The following is a list of the Managers and officers of the JNL Variable Fund, and a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Managers and other directorships of public companies or other registered investment companies held by the Managers.

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (61 portfolios), JNL Investors Series Trust (6 portfolios), JNL Variable Fund LLC (20 portfolios), and JNLNY Variable Fund I LLC (4 portfolios).


--------------------------------------------------- --------------------------------- ----------------------------------
                                                           POSITION(S) HELD
NAME, ADDRESS AND (AGE)                               WITH THE JNL VARIABLE FUNDS       NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY MANAGER
--------------------------------------------------- --------------------------------- ----------------------------------
------------------------------------------------------------------------------------------------------------------------

INTERESTED MANAGER

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Mark D. Nerud (40) (1)                              Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI  48951
                                                    President and Chief
                                                    Executive Officer
                                                    (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to
11/03) (1/07 to present); Vice President (2/99 to 12/06), Treasurer, Chief
Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President - Fund Accounting & Administration of Jackson National
Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

DISINTERESTED MANAGERS

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Michael Bouchard (51)                               Manager (2)                                      91
1 Corporate Way                                     (4/00 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None

------------------------------------------------------------------------------------------------------------------------

William J. Crowley, Jr. (61)                        Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Managing Partner (Baltimore Office) - Arthur Andersen LLP (2001 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares
Corporation

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Dominic D'Annunzio (69)                             Chairman of the Board 2                          91
1 Corporate Way                                     (2/04 to present)
Lansing, MI 48951
                                                    Manager 2
                                                    (6/03 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Michelle Engler (49)                                Manager 2                                        91
1 Corporate Way                                     (4/00 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Director of Federal Home Loan Mortgage Corporation

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

James Henry, Ph.D. (68)                             Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan
State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Richard McLellan (63)                               Manager 2                                        91
1 Corporate Way                                     (12/03 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

William R. Rybak (56)                               Manager (2)                                      91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Chairman of the Board of Trustees of Lewis University; Member of the Board since
1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since
2001; Member of the Boards of each of the Calamos Mutual Funds since 2002;
Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta's of Illinois; and Member of the Board since 2000

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Patricia A. Woodworth (52)                          Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to
present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None

------------------------------------------------------------------------------------------------------------------------

(1) Mr. Nerud is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.

(2) The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.


--------------------------------------------------- --------------------------------- -----------------------------------
                                POSITION(S) HELD
NAME, ADDRESS AND (AGE)                               WITH THE JNL VARIABLE FUNDS        NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY MANAGER
--------------------------------------------------- --------------------------------- -----------------------------------
-------------------------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Daniel W. Koors (36)                                Vice President, Treasurer                  Not Applicable
1 Corporate Way                                     and Chief Financial Officer
Lansing, MI 48951                                   (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President and Chief Financial Officer of the Adviser (1/07 to present);
Vice President, Treasurer and Chief Financial Officer of other Investment
Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant
Vice President - Fund Administration of Jackson National Life Insurance Company
(8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior
Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Susan S. Rhee (35)                                  Vice President, Counsel and                Not Applicable
1 Corporate Way                                     Secretary
Lansing, MI 48951                                   (2/04 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Secretary of the Adviser (11/00 to present); Vice President, Counsel, and
Secretary of other Investment Companies advised by the Adviser; Assistant Vice
President of Jackson National Life Insurance Company (8/03 to present);
Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Steven J. Fredricks (36)                            Chief Compliance Officer                   Not Applicable
1 Corporate Way                                     (1/05 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance
Company (2/02 to 1/05); Contract Attorney, Godfrey & Kahn, S.C. (2001 - 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

William V. Simon (36)                               Vice President and Assistant               Not Applicable
1 Corporate Way                                     Treasurer
Lansing, MI 48951                                   (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President and Chief Operating Officer of the Adviser (1/07 to present);
Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable

------------------------------------------------------------------------------------------------------------------------


                       COMMITTEES OF THE BOARD OF MANAGERS

The Audit Committee assists the Board of Managers in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the JNL Variable Fund to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the JNL Variable Fund's independent auditor, and for the approval of the auditor's fee. The Audit Committee also reviews the JNL Variable Fund's internal controls regarding finance, accounting, legal compliance and the JNL Variable Fund's auditing, accounting and financial processes generally. The Audit Committee also serves as JNL Variable Fund's "Qualified Legal Compliance Committee," for the confidential receipt, retention and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. As of January 1, 2007, Messrs. Crowley, D'Annunzio, Henry and Ms. Woodworth are the members of the Audit Committee. Mr. D'Annunzio is Chair of the Audit Committee. The Audit Committee had three meetings in the last fiscal year.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices or pricing errors. Messrs. Nerud, Koors, Simon and Fredricks (non-voting member) are the members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.

On December 12, 2006, the Board of Managers established a Governance Committee. Mssrs. Bouchard, D'Annunzio, McLellan, Rybak and Mrs. Engler are members of the Governance Committee as of January 1, 2007. Mr. McLellan serves as Chair of the Governance Committee. Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Managers. The Governance Committee will accept shareholder manager nominations. Any such nominations should be sent to the JNL Variable Fund's Governance Committee, c/o Chair of the Governance Committee, Mr. Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402.

CERTAIN POSITIONS OF DISINTERESTED MANAGERS AND THEIR FAMILY MEMBERS

None of the disinterested Managers, nor any member of a disinterested Manager's immediate family, held any position (other than the disinterested Manager's position as such with the JNL Variable Fund or other funds in the Fund Complex) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled  by,  or is  under  common  control  with an  investment  adviser  or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

OWNERSHIP OF MANAGERS OF SHARES IN THE FUNDS OF THE JNL VARIABLE FUND

As of December 31, 2006, the Managers beneficially owned the following interests in shares of the Funds:

----------------------------- --------------------------------------------------------- -------------------------------------
                                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES IN ALL REGISTERED
                                                                                        INVESTMENT COMPANIES OVERSEEN BY
                                                                                        THE MANAGER IN THE FAMILY OF
                                                                                        INVESTMENT COMPANIES
MANAGER                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
Michael Bouchard              None                                                      None
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
William J. Crowley, Jr. (1)   None                                                      None
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
Dominic D'Annunzio            None                                                      None
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
Michelle Engler               None                                                      None
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
James Henry (1)               None                                                      None
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
Richard McLellan (2)          None                                                      Over $100,000
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
Mark D. Nerud (3)             None                                                      Over $100,000
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
William R. Rybak (1)          None                                                      None
----------------------------- --------------------------------------------------------- -------------------------------------
----------------------------- --------------------------------------------------------- -------------------------------------
Patricia A. Woodworth (1)     None                                                      None
----------------------------- --------------------------------------------------------- -------------------------------------

(1) These Trustees were elected to the Board of Managers effective January 1, 2007.

(2) Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.

(3) Mr. Nerud is the beneficial owner of interests in certain other Funds in the Fund Complex through his participation in a qualified retirement plan maintained by Jackson for its officers and employees, which invests in certain other Funds in the Fund Complex.

As described in the Prospectus, interests in the Funds are sold only to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"), and other regulated investment companies.

OWNERSHIP BY DISINTERESTED MANAGERS OF INTERESTS IN CERTAIN AFFILIATES OF THE JNL VARIABLE FUND

As of December 31, 2006, none of the disinterested Managers, nor any member of a disinterested Manager's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

MANAGER COMPENSATION

The officers of the JNL Variable Fund and the Manager who is an "interested person" receives no compensation from the JNL Variable Fund. Each disinterested Manager (except the Chairman of the Board) is paid by the Funds an annual retainer of $50,000, as well as a fee of $6,000 for each meeting of the Board of Managers attended. The Chairman of the Board of Managers receives an annual retainer of $70,000, as well as a fee of $6,000 for each meeting of the Board of Managers attended. The Chair of the Audit Committee receives an additional annual retainer of $10,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The Chair of the Governance Committee receives an additional annual retainer of $10,000 for his services in that capacity. The members of the Governance Committee will receive $2,500 for each Governance Committee meeting. If a Manager participates in an in-person board or committee meeting by telephone, the Manager will receive half of the meeting fee.

The disinterested Managers and the Fund's Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2006:

-------------------------------- ----------------------- ------------------- --------------- -------------------
            MANAGER                    AGGREGATE             PENSION OR        ESTIMATED           TOTAL
                                       RETIREMENT         BENEFITS ACCRUED       ANNUAL      COMPENSATION FROM
                                 COMPENSATION FROM THE    AS PART OF FUND    BENEFITS UPON   JNL VARIABLE FUND
                                  JNL VARIABLE FUND(1)        EXPENSES         RETIREMENT     AND FUND COMPLEX
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Michael Bouchard                        $26,503                  $0                $0             $75,000
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
William J. Crowley, Jr. (2)                $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Dominic D'Annunzio (5)                  $36,497                  $0                $0             $102,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Michelle Engler                         $29,326                  $0                $0             $82,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Joseph Frauenheim (3)                   $30,297                  $0                $0             $85,000
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
James Henry (2)                            $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Richard McLellan                        $29,326                  $0                $0             $82,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
William R. Rybak (2)                       $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Patricia Woodworth (2)                     $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Steven J. Fredricks (4)                 $60,689                  $0                $0             $170,746
-------------------------------- ----------------------- ------------------- --------------- -------------------

(1) The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(2) Managers were elected to the Board of Managers effective January 1, 2007, and therefore have not received any compensation for the year ended December 31, 2006.

(3)  Mr.  Frauenheim  retired  from the Board of Managers  effective  January 1,
     2007.

(4) Mr. Fredricks' compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(5) Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

Neither the JNL Variable Fund nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Managers.

SELECTION OF MANAGER NOMINEES

The Board is responsible for considering manager nominees at such times as it considers electing new managers to the Board. The Board may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board may engage from time to time and will also consider shareholder recommendations. The Board has not established specific, minimum qualifications that it believes must be met by a manager nominee. In evaluating manager nominees, the Board considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the 1940 Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Board also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Board evaluates nominees for manager based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a manager nominee should submit his or her recommendation in writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, Michigan 48909-8402. At a minimum, the recommendation should include:

     o The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

     o A statement concerning whether the person is an "interested person" as defined in the 1940 Act;

     o Any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o The name and address of the person submitting the recommendation, together with an affirmation of the person's investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of JNAM and distributor) would be deemed an "interested person" under the 1940 Act. In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

Before the Board decides to nominate an individual as a manager, Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a manager of a registered investment company.

                    PRINCIPAL HOLDERS OF THE FUNDS' INTERESTS

As of April 2, 2007, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson National Life Insurance Company of NY ("Jackson NYSM") to fund certain variable contracts (the "Contracts") issued by Jackson and Jackson NY through its separate account and to other registered investment companies, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting.

As of April 2, 2007 the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

------------------------------------------ ----------------------------------- ----------------------- -----------------
FUND                                       NAME AND ADDRESS                     AMOUNT OF OWNERSHIP     PERCENTAGE OF
                                                                                                         SHARES OWNED
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND      Jackson National Life Insurance            7,490.637             25.45%
(CLASS B)                                  Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT              Jackson National Life Insurance           25,372.987             84.89%
COMMUNICATIONS SECTOR FUND (CLASS B)       Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT CON SUMMER   Jackson National Life Insurance           9,226.397              96.81%
BRANDS SECTOR FUND (CLASS B)               Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL    Jackson National Life Insurance           8,558.909              61.39%
SECTOR FUND (CLASS B)                      Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE   Jackson National Life Insurance           8,968.667                48.15%
SECTOR FUND (CLASS B)                      Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS    Jackson National Life Insurance                4,987.800           21.74%
SECTOR FUND (CLASS B)                      Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT JNL          Jackson National Life Insurance               10,051.754           24.39%
OPTIMIZED 5 FUND (CLASS B)                 Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT SELECT       Jackson National Life Insurance                4,192.872           75.24%
SMALL-CAP FUND (CLASS B)                   Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY   Jackson National Life Insurance               17,790.888           65.89%
SECTOR FUND (CLASS B)                      Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND     Jackson National Life Insurance               10,095.235           11.75%
(CLASS B)                                  Company (seed money)
                                           1 Corporate Way
                                           Lansing, MI 48951
------------------------------------------ ----------------------------------- ----------------------- -----------------

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Fund, as of April 2, 2007, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

------------------------------------------ ----------------------------------- ----------------------- -----------------
FUND                                       NAME AND ADDRESS                     AMOUNT OF OWNERSHIP     PERCENTAGE OF
                                                                                                         SHARES OWNED
------------------------------------------ ----------------------------------- ----------------------- -----------------
------------------------------------------ ----------------------------------- ----------------------- -----------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND      Thomas C. Porter                          9,114.810              30.97%
(CLASS B)                                  8180 Wembley Ct.
                                           Chagrin Falls, OH 44023
------------------------------------------ ----------------------------------- ----------------------- -----------------

The S&P Funds noted above are Funds of the JNL Series Trust. The address for the S&P Funds is 1 Corporate Way, Lansing, Michigan 48951.

           INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER

JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund. As investment adviser, JNAM provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial, Inc.

The Adviser acts as investment adviser to the JNL Variable Fund pursuant to an Investment Advisory and Management Agreement.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund, and (ii) the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the JNL Variable Fund pays the Adviser a fee in respect of each Fund as described in the Prospectus.

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

 ASSETS                                       ANNUAL RATE
 ------                                       -----------
 $0 to $50 million                            .37%
 $50 million to $100 million                  .31%
 $100 million to $750 million                 .28%
 Over $750 million                            .27%

The fees paid were prior to the reduction in advisory fees. The fees paid by the Fund to the Adviser for the fiscal year ended December 31, 2004, December 31, 2005, and December 31, 2006, were $4,810,521, $10,005,840, and $21,856,215 respectively.

INVESTMENT SUB-ADVISER - MELLON CAPITAL MANAGEMENT CORPORATION

The  Adviser has  entered  into a  Sub-Advisory  Agreement  with Mellon  Capital
Management  Corporation  ("Mellon  Capital"),   to  manage  the  investment  and
reinvestment of the assets of each Fund, subject to the Adviser's supervision.

Mellon Capital Management Corporation, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the sub-adviser for each Fund of the JNL Variable Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

PASSIVELY MANAGED MUTUAL FUND PORTFOLIO MANAGER COMPENSATION

As of January 2007, Mellon Capital's portfolio managers responsible for passively managed mutual funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the mutual funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Mellon Financial Corporation deferred compensation plan.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The portfolio manager's base salary is not based on investment performance of the Fund(s).

A portfolio manager's bonus is determined by a number of factors. One factor is performance of the mutual fund relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. For index funds, the performance factor depends on how closely the portfolio manager tracks the mutual fund's benchmark index over a one-year period. Additional factors include the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis. All of the factors listed above are considered in determining a portfolio manager's bonus. The performance of the Fund is only one factor and is considered along side all of the others. Bonus determinations are subjective and in the discretion of the manager. There is no formula that is applied to weight the factors listed above.

Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2006:

JNL/Mellon Capital Management DowSM 10 Fund
                                                                       NUMBER OF                    TOTAL
Susan Ellison, Richard Brown, Karen Wong                                ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management S&P(R) 10 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Global 15 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Nasdaq(R) 15 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Value Line(R) 25 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management DowSM Dividend Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management S&P(R) 24 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management 25 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Select Small-Cap Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management VIP Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management JNL Optimized 5 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management JNL 5 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Communications Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Consumer Brands Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Financial Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Healthcare Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Oil & Gas Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Technology Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

At Mellon Capital, individual portfolio managers may manage multiple accounts for multiple clients. Mellon Capital manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by select corporate officers. Mellon Capital has developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R)24 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

---------------------------------------- ------------------- ---------------------- --------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                   Susan Ellison         Richard Brown          Karen Wong
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
None                                             X                     X                     X
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$1-$10,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$10,001-$50,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$50,001-$100,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$100,001-$500,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$500,001-$1,000,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
Over $1,000,000
---------------------------------------- ------------------- ---------------------- --------------------

Under the Sub-Advisory Agreement, Mellon Capital provides each Fund with discretionary investment services. Specifically, Mellon Capital is responsible for supervising and directing the investments of each Fund in accord with each Fund's investment objective, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. Mellon Capital is also responsible for effecting all security transactions on behalf of each Fund. The Sub-Advisory Agreement also provides that Mellon Capital, its directors, officers, employees, and certain other persons performing specific functions for the Funds will only be liable to the Funds for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

The Sub-Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund and by the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days' notice by Fund or the Adviser or upon 90 days' notice by the sub-adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. The Sub-Advisory Agreement also provides that Mellon Capital is responsible for compliance with the provisions of Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), applicable to each Fund (relating to the diversification requirements applicable to investments in funds underlying variable annuity contracts).

The Adviser is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund the following fees:

ASSETS                                            ANNUAL RATE
------                                            -----------
First $50 million                                     0.12%
Next $50 million                                      0.06%
$100 million to $750 million                          0.03%
Over $750 million                                    0.015%

The break points apply to the assets of each Fund separately.

LICENSE AGREEMENTS. Jackson has entered into a License Agreement with Dow Jones & Company under the terms of which the Funds and Jackson are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones & Company.

Jackson has entered into a License Agreement with Standard & Poor's(R). The JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund or the JNL/Mellon Capital
Management VIP Fund. ThE JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL OptimizeD 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representatioN regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

ADMINISTRATIVE FEE. Each Fund pays to JNAM, as administrator of the Fund ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE(R) International 25 Fund, pay aN Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an Administrative Fee of 0.20% of the average daily net assets of eacH Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2004, December 31, 2005, and December 31, 2006, were $2,179,059.36, $5,237,706.93, and
$11,757,729 respectively.

CUSTODIAN AND TRANSFER AGENT. Mellon Trust of New England, N.A. (formerly Boston Safe Deposit & Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for each Fund of the JNL Variable Fund. In general, the custodian is responsible for holding the cash and securities of the Funds and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds. The custodian is affiliated with Mellon Capital.

JNAM is the transfer agent and dividend-paying agent for each Fund of the JNL Variable Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Managers have appointed KPMG LLP as the Fund's independent registered public accounting firm. KPMG LLP, 303
E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Fund's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.

THE DISTRIBUTOR. Jackson National Life Distributors LLC ("Distributor" or "JNLD"), 7601 Technology Way, Denver, Colorado 80237, is the distributor of the shares of the Fund. JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc. The Distribution Agreement was approved by the Board of Managers on August 31, 2006.

RULE 12B-1 PLAN. Rule 12b-1 under the 1940 Act prohibits an investment company, or any separate series or class of shares, from engaging "directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by such company, including but not necessarily limited to, advertising, compensation of underwriters, dealers, and sales personnel, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature," unless the company has adopted a written plan authorizing those expenditures in compliance with Rule 12b-1.

On August 31, 2006, the Board of Managers of the Companies, including all of the Independent Managers, approved the continuation of the Rule 12b-1 Plan pursuant to the Rule 12b-1 with respect to the Class A interests of each Fund. Also at that meeting, the Board, including all of the Independent Managers, approved a related Distribution Agreement with JNLD, appointing JNLD as distributor of the interests of each Company. JNLD currently serves as distributor for other investment companies advised by JNAM and for Variable Contracts issued by Jackson and Jackson NY.

Current interest holders of each Fund, who will become the Class A interest holders of that Fund under the multi-class plan, must approve the Rule 12b-1 Plan before it may become effective for that Fund.

Under the Rule 12b-1 Plan, each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A interests of the Fund. To the extent consistent with the Rule 12b-1 Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. The types of services and expenses that may be reimbursed or compensated pursuant to the Rule 12b-1 Plan include, but are not limited to, the following:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson and its affiliates, or for broker-dealer only use or retail use;

     o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of interests of the Companies or the Funds;

     o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

     o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

     o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

     o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund interests.

FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreement, the sub-adviser is responsible for placing all orders for the purchase and sale of portfolio securities of the Fund with broker-dealers selected in their discretion. The sub-adviser is obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Fund ("best execution"), and the sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, the sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-adviser's policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by the sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Sub-Advisory Agreement, and subject to best execution, the sub-adviser also expressly is permitted to give consideration to the value and quality of any "brokerage and research services" (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer. In placing a purchase or sale order, the sub-adviser may use a broker-dealer whose commission in effecting the transaction is higher than that another broker-dealer might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by broker-dealers through which the sub-adviser effects Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-adviser's services to the Fund.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.

During  the  fiscal  year  ended  December  31,  2006,  the Funds did not direct
portfolio   securities   transactions  nor  pay  any  commissions   thereon,  to
broker-dealers which provided research services to the Funds' sub-adviser.

The Managers periodically review the sub-adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Fund, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.

All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, the sub-adviser is permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, the sub-adviser is permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Managers on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:

                                                            FISCAL YEAR ENDED  FISCAL YEAR ENDED  FISCAL YEAR ENDED
                                                            DECEMBER 31, 2006  DECEMBER 31, 2005  DECEMBER 31, 2004

FUND
                                                            ------------------ ------------------ ------------------
JNL/Mellon Capital Management DowSM 10 Fund                     $113,849           $174,155           $166,464
-----------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 10 Fund                     163,223            378,566            368,635
-----------------------------------------------------------
JNL/Mellon Capital Management Global 15 Fund                     287,019            311,814            192,704
-----------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund                   21,780             31,990              7,258
-----------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 25 Fund              245,138            127,006             25,194
-----------------------------------------------------------
JNL/Mellon Capital Management DowSM Dividend Fund                 93,916                  0                  0
-----------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund                       4,969                  0                  0
-----------------------------------------------------------
JNL/Mellon Capital Management 25 Fund                            202,340            134,317            224,966
-----------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund              331,721            153,538            404,647
-----------------------------------------------------------
JNL/Mellon Capital Management VIP Fund                           140,137            112,643             19,722
-----------------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund                       1,282,615            551,954             54,496
-----------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5 Fund                29,661                  0                  0
-----------------------------------------------------------
JNL/Mellon Capital Management Communications Sector Fund          86,783             18,909             14,940
-----------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Fund                 6,030              5,259              5,988
-----------------------------------------------------------
JNL/Mellon Capital Management Financial Sector Fund               16,583              8,095              4,711
-----------------------------------------------------------
JNL/Mellon Capital Management Healthcare Fund                     16,497             22,433             12,553
-----------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector Fund               74,162             56,855             27,911
-----------------------------------------------------------
JNL/Mellon Capital Management Technology Sector Fund              34,964             25,628             14,713
----------------------------------------------------------- ------------------ ------------------ ------------------

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:

                                                        PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                                        DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                NAME OF BROKER/DEALER                        2006                2005                2004*
                ---------------------                        ----                ----                -----
Curian Clearing, Division of ICA                              $0                  $0               $649,590

* Includes $3,185 in commissions paid to Curian Clearing by the JNL/MCM The Dow 10 Fund III and V, which merged into the JNL/MCM JNL 5 Fund on May 2, 2005. Total broker commissions paid for portfolio transactions for these two funds totaled $7,592.

The broker-dealer listed above is affiliated with the Fund through the Adviser.

As of December 31, 2006 the following Funds owned securities of one of the Fund's regular broker-dealers, or a publicly traded parent company of such broker-dealer:

                                                                                                VALUE OF SECURITIES
                                                                                                       OWNED
                           FUND                                       BROKER-DEALER                (IN THOUSANDS)
JNL/Mellon Capital Management Financial Sector Fund           Bancamerica Securities                  $3,327
JNL/Mellon Capital Management Financial Sector Fund           Bear Stearns Asset Management              395
JNL/Mellon Capital Management Financial Sector Fund           Goldman Sachs                            1,571
JNL/Mellon Capital Management Financial Sector Fund           ITG, Inc.                                   40
JNL/Mellon Capital Management Financial Sector Fund           JP Morgan Securities, Inc                3,308
JNL/Mellon Capital Management Financial Sector Fund           Lehman Brothers Inc.                       898
JNL/Mellon Capital Management Financial Sector Fund           Mellon Bank                                378
                                                              Merrill Lynch Professional
JNL/Mellon Capital Management Financial Sector Fund           Clearing                                 1,807
JNL/Mellon Capital Management Financial Sector Fund           Morgan Stanley                           1,705
JNL/Mellon Capital Management Financial Sector Fund           Pershing, LLC/Bank Of New York             640
JNL/Mellon Capital Management Dow 10 Fund                     JP Morgan Securities                    82,191
JNL/Mellon Capital Management S&P 10 Fund                     Lehman Brothers Inc.                    91,624
JNL/Mellon Capital Management VIP Fund                        JP Morgan Securities, Inc.              15,680
JNL/Mellon Capital Management JNL 5 Fund                      Lehman Brothers Inc.                    76,195
JNL/Mellon Capital Management JNL 5 Fund                      JP Morgan Securities, Inc.              76,102

CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the JNL Variable Fund, the Adviser, and Mellon Capital have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds. The JNL Variable Fund's and the Adviser's Code complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Funds.

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Managers has adopted the proxy voting policy and procedure ("Policy") of the Adviser, pursuant to which the Managers have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers. The Funds have adopted each of the Sub-Adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Managers will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the Sub-Advisers, the Sub-Advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Managers on such conflicts.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-adviser, or affiliates of the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson's website at WWW.JNL.COM or Jackson NY's website at WWW.JNLNY.COM, and (3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.

                       DISCLOSURE OF PORTFOLIO INFORMATION

POLICIES AND PROCEDURES

I.   INTRODUCTION

JNAM is the investment adviser to the Funds and certain non-affiliated sub-advisers conduct the day-to-day management of the Funds. Pursuant to the sub-advisers' respective "Sub-Advisory Agreements" with JNAM, the sub-advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. The Adviser, pursuant to exemptive relief granted by the SEC, is a "Manager of Managers," and monitors and reviews the performance of the sub-advisers and the Funds. In providing this oversight function, JNAM regularly reports to the Funds' Board related to sub-adviser management, trading, and compliance functions. The Adviser does not make individual investment decisions on behalf of the Funds. The Adviser does not have a portfolio management department and does not operate a trading desk. The Adviser provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services. The Funds underlie certain variable products sponsored by Jackson and Jackson NY, and are primarily sold to the separate accounts of those variable products. The Funds are also sold to participants in certain "Qualified Retirement Plans."

Certain of the Funds underlie variable products sponsored by Jackson and Jackson NY, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain "Qualified Retirement Plans." Certain of the Funds are sold to the public as retail mutual funds.

II.  STATEMENT OF POLICY

JNAM, the Distributor, and the Funds' Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds' portfolio holdings. In adopting these policies and procedures, the Funds' Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders (contractholders). The procedures are designed to control the disclosure of Fund portfolio information. These policies and procedures are intended to balance the interests of the Funds' shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds' portfolio holdings should allow all relevant parties consistent and equal access to portfolio information. In applying these principles, the Funds' portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

     A. POLICY REQUIREMENTS. In order to implement this policy, the procedures generally provide that:

          (i) Information about the Funds' portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;

          (ii) Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Funds' President;

          (iii) Portfolio holdings information for certain of the Funds(1) (including, but not limited to, the "Fund of Funds," "ETF Funds," "Target Funds," and "Index Funds") that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds' website one (1) day prior to the use of any printed materials; and

          (iv) Information about the Funds' portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

          The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

     B. PUBLIC DISCLOSURES. Information regarding each Fund's portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

III. DISCLOSURES

In accordance with the foregoing policies, the Funds and the Distributor may periodically disclose portfolio holdings information.

     A.   PORTFOLIO OVERVIEWS.

          (i) ACTIVELY MANAGED FUNDS. The Funds and the Distributor may disclose the Funds' ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares. The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Funds will disclose their ten (10) largest portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM one (1) day prior to the use of any printed materials.

          (ii)INDEX FUNDS, ETF FUNDS, FUND OF FUNDS, AND TARGET FUNDS. For the Index Funds, the ETF Funds, the Fund of Funds, and the Target Funds (generally, those Funds sub-advised by Standard & Poor's Investment Advisory Services LLC and/or Mellon Capital Management Corp.), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, thirty (30) days after any of the following:

               (A)  The relevant reporting periods;

               (B)  The "Stock Selection Date"; or

               (C)  The  effective   date  of  new  money   allocations   and/or
                    rebalances.

          Provided that such disclosures are not provided to any broker-dealers on a preferential basis. The Funds will disclose such portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM one (1) day prior to the use of any printed materials.

     B. SERVICE PROVIDERS. The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar):

          (i) On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

          (ii) At such time as those service providers may request; and/or

          (iii) As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.

          The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.

     C. OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's consultants, service providers, and the Funds' Board in connection with transactions/services provided to, or on behalf of, the Funds. In addition to the Adviser, these service providers may include any sub-adviser, distributor, auditor, and/or legal counsel to the funds, the trustees or the service providers. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence, and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds' President, in writing, and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holding information.

     D. REGULATORY DISCLOSURES. The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

IV.  REPORTING, RECORDKEEPING, AND EXCEPTIONS

Any exceptions to these policies and procedures authorized by the Funds' President shall be reported to the Funds' Board. The Funds' Board shall also receive annual reports concerning the operation of these policies and procedures. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws. All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

                 PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS

The Separate Account may purchase interests of the Funds at their net asset value. Interests are purchased using premiums received on policies issued by Jackson. The Separate Account is funded by interests of the Funds.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional interests of the designated Funds (rounded to the nearest 1/1000 of an interest). The JNL Variable Fund does not issue interest certificates.

As stated in the Prospectus, the net asset value ("NAV") of each Fund's interests is determined once each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's interests is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The per interest NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of interests outstanding. In determining NAV, securities listed on the national securities exchanges, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund will determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Managers have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Managers, the "fair value" of securities for which a current market price is not available.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's net asset value is not calculated.

A Fund calculates net asset value per share, and effects sales, redemptions and repurchases of its shares at that net asset value per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Funds' procedures for pricing portfolio securities authorize the Administrator, subject to ratification by the Managers, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Funds' pricing procedures to be a significant event. Accordingly, on any day on which such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value.

The Fund may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of interest holders.

       DESCRIPTION OF INTERESTS; VOTING RIGHTS; INTEREST HOLDER INQUIRIES

DESCRIPTION OF INTERESTS. The JNL Variable Fund may issue an unlimited number of full and fractional interests of each Fund and divide or combine such interests into a greater or lesser number of interests without thereby changing the proportionate interests in the Fund. Each interest of a Fund represents an equal proportionate interest in that Fund with each other interest. The JNL Variable Fund reserves the right to create and issue any number of series of interests. In that case, the interests of each series would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, interest holders are entitled to share pro rata in the net assets of such Fund available for distribution to interest holders. Each issued and outstanding interest in a Fund is entitled to participate equally in dividends and distributions declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidations or dissolution after outstanding liabilities are satisfied. The interests of each Fund, when issued, are fully paid and nonassessable. They have no preemptive, conversion, cumulative dividend or similar rights. They are freely transferable. Interests in a Fund do not have cumulative rights. This means that owners of more than half of the JNL Variable Fund's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.

VOTING RIGHTS. Interest holders are entitled to one vote for each interest held. Interest holders may vote on the election of Managers and on other matters submitted to meetings of interest holders. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of interests of the particular Fund affected by the proposal. When a majority is required under the 1940 Act, it means the lesser of 67% or more of the interests present at a meeting when the holders of more than 50% of the outstanding interests are present or represented by proxy, or more than 50% of the outstanding interests.

Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson NY to fund certain variable contracts (the "Contracts") issued by Jackson and Jackson NY through its separate account and to other regulated investment companies, Jackson and the regulated investment companies are the owner of record of all of the interests in the Funds. As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its Separate Account in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the Separate Account for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting. The Amended and Restated Operating Agreement of the Fund provides that a majority of the interests entitled to vote shall be a quorum for the transaction of business at a meeting of interest holders. As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

INTEREST HOLDER INQUIRIES. All inquiries regarding the JNL Variable Fund should be directed to the JNL Variable Fund at the telephone number or address shown on the cover page of the Prospectus.

                                   TAX STATUS

The JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds.

JNL/MELLON CAPITAL MANAGEMENT FUNDS

The only owners of any JNL/Mellon Capital Management Fund are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. As a limited liability company whose interests are sold only to Jackson Separate Accounts, the JNL Variable Fund and its JNL/Mellon Capital Management Funds are disregarded as entities for purposes of federal income taxation.

Jackson, through its separate accounts, is treated as owning the assets of the JNL/Mellon Capital Management Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the JNL/Mellon Capital Management Funds are not taxable to the JNL/Mellon Capital Management Funds, and are taxed as part of the operations of Jackson.

REGULATED INVESTMENT COMPANY FUNDS

The interests in each Regulated Investment Company Fund are owned by one or more separate accounts of Jackson and the JNL/S&P Funds that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust, which are regulated investment companies under Subchapter M of the Code. The Regulated Investment Company Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and each Regulated Investment Company Fund intends to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Regulated Investment Company Fund is treated as a separate corporation for purposes of the Internal Revenue Code. Since each Regulated Investment Company Fund intends to distribute all of its net investment income and net capital gains to its owners, each Regulated Investment Company Fund will not be required to pay any federal income taxes.

If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.

All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

CONTRACT OWNERS

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity policy. Additional information relating to the tax treatment of the variable annuity policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by Jackson. Failure to satisfy those standards would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, a segregated asset account, such as the Fund, will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. Each Regulated Investment Company Fund intends to comply with these diversification requirements.

Each Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

                              FINANCIAL STATEMENTS

The financial statements of the JNL Variable Fund for the period ended December 31, 2006, are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund's Annual Report to interest holders. The Annual Report is available at no charge upon written or telephone request to the JNL Variable Fund at the address and telephone number set forth on the front page of this Statement of Additional Information.

--------

(1) The Fund of Funds, ETF Funds, Target Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund, the JNL/S&P Growth Retirement Strategy Fund, the Jackson Perspective 5 Fund, and the JNL/Mellon Capital Management International Index Fund) generally include those Funds sub-advised by Standard & Poor's Investment Advisory Services LLC and/or Mellon Capital Management Corp. The Fund of Funds, ETF Funds, Target Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

                     JACKSON NATIONAL ASSET MANAGEMENT, LLC

               PROXY VOTING POLICIES AND RECORDKEEPING PROCEDURES

I.   INTRODUCTION

The Funds are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX. The period covered by the Funds' Form N-PX filing with the SEC is July 1st through June 30th of the following year.

JNAM views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients. JNAM maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and JNAM or its affiliates. Schedule A lists the Funds to which this policy relates.

While JNAM is the investment adviser to the Funds, certain affiliated and non-affiliated sub-advisers ("Sub-Advisers") conduct the day-to-day investment management of the Funds. Pursuant to the Sub-Advisers' respective "Sub-Advisory Agreements" with JNAM, the Sub-Advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. JNAM, pursuant to exemptive relief granted by the SEC, is a "Manager of Managers," and monitors and reviews the performance of the Sub-Advisers and the Funds. JNAM does not make individual investment decisions on behalf of the Funds. JNAM does not have a portfolio management department and does not operate a trading desk. JNAM provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

II.  DELEGATION TO THE SUB-ADVISERS

JNAM is authorized to delegate, in whole or in part, its proxy voting authority to the Funds' Sub-Advisers, or other third party vendors, consistent with the policies set forth below. The Sub-Advisers are expected to identify and seek to obtain the optimal benefit for the Funds. JNAM believes that the Sub-Advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds. Therefore, except as provided below, it is the JNAM's policy to delegate its proxy voting responsibility, as delegated to JNAM by the Funds' Board, to the Sub-Advisers of each Fund and to maintain substantial oversight to ensure that each Fund's Sub-Adviser has written policies that meet certain minimum standards, as follows:

A. The policies are expected to be reasonably designed to protect the best interests of the Fund.

B. JNAM expects that a Sub-Adviser's proxy voting guidelines will be set forth in sufficient detail. The proxy voting guidelines (or the Sub-Adviser's, through separate written means) should address at least the following issues:

     o The extent to which the Sub-Adviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;

     o    Policies   and   procedures   relating  to  matters  that  may  affect
          substantially the rights or privileges of the holders of securities to be voted; and

     o Policies regarding the extent to which the Sub-Adviser will support or give weight to the views of management of a portfolio company.

     The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Sub-Adviser and/or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund. If the matter involves an issue that is specifically addressed in the Sub-Adviser's proxy voting policies, the proxy shall be cast in accordance with those policies.

C. To the extent that a Sub-Adviser identifies a material conflict of interest between itself and the interests of a Fund, the Sub-Adviser shall notify JNAM at least annually and confirm how the conflict was resolved.

D. Each Sub-Adviser is expected to deliver to JNAM, or its appointed vendor, its annual proxy voting record in a form suitable for filing on Form N-PX. This form shall include the following information:

     o    Name of the issuer of the portfolio security;
     o    Exchange ticker symbol of the portfolio security;
     o    The CUSIP number of the portfolio security;
     o    The shareholder meeting date;
     o    A brief identification of the matter voted on;
     o    Whether the matter was proposed by the issuer or by a security holder;
     o    Whether the registrant cast its vote on the matter;
     o    How the registrant cast its vote; and
     o    Whether the Sub-Adviser cast its vote for or against management.

E. JNAM shall report at least annually to the Funds' Board, on the Funds' proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of the Sub-Advisers' proxy voting policy, and any recommended changes in the Funds' proxy voting policies, and/or any recommended changes in the third party service providers.

III. RESERVATION OF JNAM'S AUTHORITY

JNAM shall annually review the proxy voting policies of each Sub-Adviser, and shall provide such policies annually to the Funds' Board for review. JNAM seeks to insure that the Sub-Advisers seek the best interests of the Funds in voting proxies for the Funds, as described herein.

In addition, JNAM recognizes that in certain circumstances, Sub-Advisers may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it sub-advises. In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, JNAM shall permit a Sub-Adviser to abstain from voting. In particular, JNAM recognizes the following circumstances where voting might not be in the best interests of a Fund:

     o    Voting a proxy for securities held in a passively managed index fund;
     o Voting a proxy for certain foreign securities with "block out" or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and
     o Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

Further, JNAM reserves the right to vote proxies with respect to any portfolio of a Fund that is operated as "Funds of Funds" pursuant to Section 12(d)(1)(G) of the 1940 Act. Those portfolios invest solely in shares of other Funds. As a result, JNAM anticipates that all of the proposals to be voted on by the Fund of Funds portfolios will previously have been presented to the Funds' Board.

Accordingly, it is JNAM's policy to vote Fund shares held by the Fund of Funds portfolios in accordance with the recommendation of the relevant Funds' Board with respect to the proposal, provided that such proposal has been approved by a majority of the independent Managers/Trustees on the relevant Board. JNAM believes that since all of the Funds' Board comprises a majority of independent Managers/Trustees, this policy will obviate any potential conflicts of interest. JNAM will report to the Funds' Board at least annually, as set forth herein, with respect to JNAM's voting of proxies on behalf of the Fund of Funds portfolios.

IV.  RECORDKEEPING

Rule 30b1-4 under the 1940 Act requires each Fund to file its complete proxy voting record on an annual basis (for each reporting period ending June 30th) on Form N-PX no later than August 31st of each year. JNAM will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third party service provider retained by JNAM and the Funds. In addition, JNAM will post this data on a public website, the address of which will be disclosed for the benefit of shareholders (contract holders) in the statement of additional information of any Fund filing its annual registration statement update.

SCHEDULE A

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JNAM Clients
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JNL SERIES TRUST
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JNL INVESTORS SERIES TRUST
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JNL VARIABLE FUND LLC
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JNLNY VARIABLE FUND I LLC
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
                          MELLON FINANCIAL CORPORATION

                               PROXY VOTING POLICY
                               (Approved 09/08/06)



1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").

2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own.
     Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

     With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10. RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11. DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.